As filed with the Securities and Exchange Commission June 19, 2019

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                    [   ]
Post-Effective Amendment No.                         [   ]
(Check appropriate box or boxes)

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Delaware Tax Exempt Income Fund, Delaware Tax Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 19, 2019, pursuant to Rule 488 under the Securities Act of 1933, as amended.

     FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS TAX EXEMPT FUNDS

40 Wall Street
New York, New York 10005
(212) 858-8000

[_____________], 2019

ACTION REQUIRED
Dear Shareholder:
You are cordially invited to a joint special meeting of shareholders of each of the First Investors Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at 9:00 a.m., Eastern Time, at the offices of First Investors Funds on October 1, 2019 (together with any postponements or adjournments thereof, the “Meeting”).  The purpose of the Meeting is to vote on an important proposal that affects the First Investors Funds identified in the Notice (each, a “First Investors Fund,” and collectively, the “First Investors Funds”).
On April 6, 2019, Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (“MMHI”), a leading independent global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“Macquarie”), will acquire FIMCO’s asset management business (the “Transaction”).  In connection with the Transaction, the Board of Trustees of the First Investors Trusts have approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Delaware Funds by Macquarie family of funds (each, a “Reorganization” and together, the “Reorganizations”).  Following the Reorganizations, each Acquiring Fund will be managed by DMC and each Acquiring Fund will have the same or substantially the same investment objective and similar principal investment strategies and principal risks as the corresponding First Investors Fund.
At the Meeting, you will be asked to vote on the Agreement pursuant to which the proposed Reorganization of your First Investors Fund(s) would be effected.  If shareholders approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganizations (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the value of the shares of your First Investors Fund(s) held immediately prior to the Reorganizations.
Combining the First Investors Funds and the Delaware Funds by Macquarie family of funds onto a single operating platform will create a larger fund family that offers a broad range of equity, fixed-income, alternative and other investment options.
After careful consideration of the proposed Reorganizations, the Board of Trustees of the First Investors Trusts has unanimously approved and recommends that you vote “FOR” the Agreement as described in the joint Proxy Statement/Prospectus.
No sales loads, commissions or other transaction fees will be imposed on shareholders in connection with the Reorganizations. Each of the Reorganizations is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that each First Investors Fund and its shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a direct result of a Reorganization.
The enclosed Joint Proxy Statement/Prospectus describes the Agreement and compares each First Investors Fund to its corresponding Acquiring Fund.  You should review these materials carefully.  If shareholders approve the Agreement, the Reorganizations are expected to occur on or about October 4, 2019.  FIMCO also sponsors other funds that are not part of the Joint Proxy Statement/Prospectus. Shareholders of those other First Investors funds are voting on a reorganization proposal that will involve their First Investors funds combining with other funds in the Delaware Funds by Macquarie family of funds, as described in a separate joint proxy statement/prospectus.
Your vote is important no matter how many shares you own.  Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope.  You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card.  It is important that we receive your vote by October 1, 2019 at 9:00 a.m.  If you attend the Meeting, you may vote in person.  If you have questions, please call our proxy solicitor, AST Fund Solutions, LLC, at [phone number].  If we do not hear from you, you may receive a telephone call from our proxy solicitor, encouraging you to vote.
Sincerely,

__________________________
E. Blake Moore Jr.
President of First Investors Family of Funds

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
FIRST INVESTORS TAX EXEMPT FUNDS

40 Wall Street
New York, New York 10005
(212) 858-8000

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on October 1, 2019
Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the First Investors Funds identified in the chart below (each, a “First Investors Fund” and collectively, the “First Investors Funds”) will be held on October 1, 2019 at 9:00 a.m., Eastern Time, at 40 Wall Street, New York, New York, 10005, to vote on the following proposal:
To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each First Investors Fund into a corresponding, newly formed fund in the Delaware Funds by Macquarie family of funds as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all assets of the First Investors Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the First Investors Fund, (ii) the distribution of shares of the Acquiring Fund pro rata to shareholders of the First Investors Fund in complete liquidation of the First Investors Fund; and (iii) the cancellation of the outstanding shares of the First Investors Fund (all of the foregoing being referred to as the “Reorganization”).

First Investors Fund	Corresponding Acquiring Fund
First Investors Covered Call Strategy Fund	Delaware Covered Call Strategy Fund
First Investors Equity Income Fund	Delaware Equity Income Fund
First Investors Global Fund	Delaware Global Equity Fund
First Investors Growth & Income Fund	Delaware Growth and Income Fund
First Investors Hedged U.S. Equity Opportunities Fund	Delaware Hedged U.S. Equity Opportunities Fund
First Investors Opportunity Fund	Delaware Opportunity Fund
First Investors International Fund	Delaware International Fund
First Investors Premium Income Fund	Delaware Premium Income Fund
First Investors Select Growth Fund	Delaware Growth Equity Fund
First Investors Special Situations Fund	Delaware Special Situations Fund
First Investors Total Return Fund	Delaware Total Return Fund
First Investors Floating Rate Fund	Delaware Floating Rate II Fund
First Investors Fund For Income	Delaware Fund for Income
First Investors Government Cash Management Fund	Delaware Government Cash Management Fund
First Investors International Opportunities Bond Fund	Delaware International Opportunities Bond Fund
First Investors Investment Grade Fund	Delaware Investment Grade Fund
First Investors Limited Duration Bond Fund	Delaware Limited Duration Bond Fund
First Investors Strategic Income Fund	Delaware Strategic Income II Fund

First Investors Fund	Corresponding Acquiring Fund
First Investors Tax Exempt Income Fund	Delaware Tax-Exempt Income Fund
First Investors Tax Exempt Opportunities Fund	Delaware Tax-Exempt Opportunities Fund
First Investors California Tax Exempt Fund	Delaware Tax-Free California II Fund
First Investors New Jersey Tax Exempt Fund	Delaware Tax-Free New Jersey Fund
First Investors New York Tax Exempt Fund	Delaware Tax-Free New York II Fund
First Investors Oregon Tax Exempt Fund	Delaware Tax-Free Oregon Fund

If shareholders of a First Investors Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shareholders of the First Investors Fund will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the value of the shares of the First Investors Fund held immediately prior to the Reorganization.
Each Acquiring Fund will have the same or substantially the same investment objective and similar principal investment strategies and principal risks as its corresponding First Investors Fund.  The Reorganization is discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice.  Please read those materials carefully for information concerning the Reorganization.
Shareholders of record as of the close of business on June 28, 2019 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the First Investors Fund(s) at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting.  Shareholders of each First Investors Fund will vote separately on the Agreement, with all classes of the First Investors Fund voting together, and the proposed Reorganization will be effected as to a particular First Investors Fund only if that Fund’s shareholders approve the Agreement and certain conditions of the Agreement are met or waived.
The Board of Trustees of the First Investors Income Funds, First Investors Equity Funds and First Investors Tax Exempt Funds (the “First Investors Trusts”), on behalf of each of the First Investors Funds, has unanimously approved and recommend that you cast your vote “FOR” the Agreement as described in the Joint Proxy Statement/Prospectus.
You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to utilize these voting options.
Some shareholders hold shares of more than one First Investors Fund and may receive proxy cards or proxy materials for each First Investors Fund owned.  Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each First Investors Fund held.
You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.
By Order of the Board of Trustees of the First Investors Trusts,

Scott Richardson
Secretary

[___________], 2019

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO

COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.
FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

Important Notice Regarding the Availability of Proxy Materials for the Meeting.  This Notice and the Joint Proxy Statement and Prospectus are available on the internet at [             ]. On this webpage, you will be able to access the Notice, the Joint Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

_______________________________
IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL
_______________________________

We are providing you with this overview of the proposal on which your vote is requested.  Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference.  Your vote is important.
Questions and Answers
Q. Why are you sending me the Joint Proxy Statement/Prospectus?
A. You are receiving a Joint Proxy Statement/Prospectus because you owned shares of one or more First Investors Funds as of June 28, 2019 and you have the right to vote on the very important proposal described therein concerning your First Investors Fund(s).  The Joint Proxy Statement/Prospectus contains information that you should know before voting on the Agreement and which, if the proposed Reorganizations take place, will result in important changes to your investment in the First Investors Funds.  The document is both a proxy statement of the First Investors Funds and also a prospectus for the corresponding Acquiring Funds.
Q. What am I being asked to vote upon?
A. You are being asked to approve an agreement to effect the reorganization of the First Investors Fund(s) of which you own shares into corresponding newly formed fund(s) in a different mutual fund family. Specifically, as a shareholder of one or more First Investors Funds identified on the Notice of Joint Special Meeting of Shareholders (each, a “First Investors Fund,” and, collectively, the “First Investors Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your First Investors Fund will be transferred to a newly formed fund in the Delaware Funds by Macquarie family of funds with the same investment objectives (with the exception of Delaware Government Cash Management Fund, which is substantially the same) and similar principal investment strategies and principal risks as the corresponding First Investors Fund (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”).  A table showing each First Investors Fund and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.
If shareholders of a First Investors Fund approve the Agreement and certain other closing conditions are satisfied or waived, the Class A shares, Advisor Class shares and Institutional Class shares you currently own of a First Investors Fund would be exchanged for the Class A, Institutional Class, and Class R6 shares, respectively,  of the corresponding Acquiring Fund as set forth in Exhibit A to the Joint Proxy Statement/Prospectus with a value equal to the value of the class of the shares of the  First Investors Fund the shareholder held immediately prior to the Reorganization.  The outstanding shares of the First Investors Funds will be cancelled as permitted by the organizational documents of the First Investors Funds and applicable law.  Each Trust of which the First Investors Funds are series that receives shareholder approval of the Agreement for each of its series will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”).  We refer to each such reorganization as a “Reorganization,” and collectively, as the “Reorganizations.”
Q/A-1

Q. Why are the Reorganizations being proposed?
A. On April 6, 2019, Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (“MMHI”), a leading independent global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“Macquarie”), will acquire FIMCO’s asset management business (the “Transaction”).  In connection with the Transaction, the Board of Trustees of the First Investors Equity Funds, First Investors Income Funds and First Investors Tax Exempt Funds (each, a “First Investors Trust” and the Board of Trustees of each First Investors Trust, together, the “First Investors Board”), of which the First Investors Funds are series, has approved the Agreement pursuant to which  each First Investors Fund would be reorganized into its corresponding Acquiring Fund by transferring the assets and liabilities of each First Investors Fund to a newly formed Acquiring Fund in the Delaware Funds by Macquarie family of funds, with the same or substantially the same investment objective and similar principal investment strategies and principal risks as the corresponding First Investors Fund.
Combining the First Investors Funds and the Delaware Funds by Macquarie family of funds onto a single operating platform will create a larger family of funds that will offer a broader range of equity, fixed-income, alternative and other investment options.
Q. What effect will a Reorganization have on me as a shareholder of a First Investors Fund?
A. Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund of the class as indicated in Exhibit A that are equal in value to the value of the shares of the corresponding First Investors Fund that you held immediately prior to the closing of the Reorganization.  The share classes offered by the First Investors Funds and the corresponding share classes of the Acquiring Funds that First Investors Fund shareholders will receive in the Reorganizations are as follows:
First Investors Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6

DMC will serve as the investment adviser to each Acquiring Fund.  As an Acquiring Fund shareholder, you will have access to an array of Macquarie’s investment options, which upon completion of the Reorganizations, will include more than 59 mutual funds managed by Macquarie and its affiliates.  You will also have full access to Macquarie’s shareholder and transfer agency servicing platforms, which provide customer assistance through the Internet, by telephone and by mail.  Other than for custody services, the Acquiring Funds use different service providers than the First Investors Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the First Investors Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account may change.  In addition, certain investor services and investment privileges will be different.  These differences are described in the Joint Proxy Statement/Prospectus.
Q/A-2

Q. If the Agreement is approved by shareholders, who will be managing my Fund?
A. DMC serves as the primary investment adviser for each Acquiring Fund.  DMC will manage the investment operations of the Acquiring Funds upon the closing of the Reorganizations and commencement of operations and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement.  As of March 31, 2019, DMC and its global affiliates within Macquarie Investment Management managed in the aggregate $246,362 million in assets in various institutional or separately managed, investment company, and insurance accounts.
Q. Are there any significant differences between the investment objectives and principal investment strategies and risks of each First Investors Fund and its corresponding Acquiring Fund?
A. No.  Each Acquiring Fund has the same or substantially the same investment objective and similar principal investment strategies and principal risks as its corresponding First Investors Fund.  The investment objectives of each First Investors Fund and Acquiring Fund can be changed by its respective Board of Trustees without shareholder approval.  Exhibit C shows a comparison of the principal investment strategies and principal risks for the Funds.
Q. Are there any significant differences between the advisory fee or total annual fund operating expenses of each First Investors Fund and its corresponding Acquiring Fund?
A. For most Funds, at current asset levels, the investment advisory fee rate for the Acquiring Fund is equal to or lower than the investment advisory fee rate for the corresponding First Investors Fund. At current asset levels, for the First Investors Limited Duration Bond Fund, First Investors Opportunity Fund, First Investors Strategic Income Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund, and First Investors Oregon Tax Exempt Fund, the investment advisory fee rate for the corresponding Acquiring Fund is higher.
However, DMC, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding First Investors Fund.  Absent DMC’s fee waiver arrangement, the total annual fund operating expenses of each Acquiring Fund may be higher than the total annual fund operating expenses of the corresponding First Investors Fund.  The fee waiver arrangement and a comparison of the total and net annual fund operating expenses of the First Investors Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus. See Exhibit I for an in-depth comparison of the current and contractual investment advisory fee rates for each Fund.
Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?
A. No.  The value of the shares of a First Investors Fund that you own will be exchanged for shares of the same or a comparable class of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.
Q. What are the expected federal income tax consequences of the Reorganizations?
A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  As a condition of closing, the First Investors Trusts and the Acquiring Funds will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).
After the closing of the Reorganizations, each Acquiring Fund’s portfolio management team will actively manage such Fund in accordance with such team’s investment philosophy and the Fund’s strategies and pursuant to the oversight of the Delaware Funds by Macquarie Board of Trustees. Increased portfolio turnover may result in higher transactions costs and higher taxes when Fund shares are held in a taxable account.  See “Federal Income Tax Consequences” for more information.
Q/A-3

While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the First Investors Funds, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and, with respect to shareholders of First Investors Funds, the aggregate tax basis of the Acquiring Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of the shares that are liquidated in the Reorganization.  Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.
Q. Has the First Investors Boards considered the Agreement and the Reorganizations, and how does it recommend that I vote?
A. The Boards of Trustees of the First Investors Equity Funds, First Investors Income Funds and First Investors Tax Exempt Funds, of which the First Investors Funds are series, each Trustee of which is not an “interested person” (as defined in the 1940 Act) of the First Investors Funds, has carefully considered the Agreement and the Reorganizations and unanimously recommends that you vote “FOR” the Agreement to effect the Reorganizations.  A summary of the considerations of the First Investors Board in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.
Q. What is the anticipated timing of the Reorganizations?
A. A joint special meeting of shareholders of the First Investors Funds will be held on October 1, 2019 (together with any postponements or adjournments thereof, the “Meeting”).  If shareholders of a First Investors Fund approve the Agreement, it is anticipated that the Reorganization will occur on or about October 4, 2019, simultaneous with the closing of the Transaction.
Q. What will happen if shareholders of a First Investors Fund do not approve the Agreement?
A. While the consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived.  If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of the First Investors Funds approve the Agreement, and the First Investors Funds will not be reorganized into the Acquiring Funds.  If this occurs, the First Investors Board will consider what action, if any, for each First Investors Fund to take.  The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to the closing of the Reorganizations.
If, additionally, the shareholders of a First Investors Fund do not approve the Agreement, management may recommend to the First Investors Board the approval of an interim advisory agreement pursuant to Rule 15a-4 under the 1940 Act, which permits the First Investors Board to approve, and for the First Investors Fund to enter into, an interim investment advisory contract with DMC pursuant to which DMC, as an interim adviser, may serve as the investment adviser to the First Investors Fund for a period not to exceed 150 days (or such other time period as allowed by Securities and Exchange Commission regulations and interpretations) following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such First Investors Fund.  After such period has expired, if shareholders of a First Investors Fund still have not approved the Agreement, the First Investors Board will consider other possible courses of action for such First Investors Fund, including possibly liquidating the Fund.
Q. What if I do not wish to participate in the Reorganization?
A. If you do not wish to have the shares of your First Investors Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.
Q/A-4

 Q. Will any First Investors Fund or Acquiring Fund pay the costs of this proxy solicitation or any direct costs in connection with the proposed Reorganization?
A. No.  None of the First Investors Funds or Acquiring Funds will bear these costs.  Macquarie and FIMCO or their affiliates will bear all direct expenses arising in connection with the Reorganizations.
The Acquiring Funds may incur brokerage and other transaction costs as a result of any portfolio repositioning after the Reorganizations.
Q. What is the required vote to approve the Proposal?
A. For each First Investors Fund, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such First Investors Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such First Investors Fund.
Q. How do I vote my shares?
A. For your convenience, there are several ways you can vote:
•
Voting in Person:  If you attend the Meeting, were the beneficial owner of your shares as of June 28, 2019 (the record date for the Meeting (“Record Date”)), and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you were the beneficial owner of the shares on the Record Date and authorizing you to vote.

•
Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided.  Returning the proxy card will not affect your right to attend the Meeting and vote.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the First Investors Board, and in their best judgment on other matters.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the First Investors Trusts in writing to the address of the First Investors Trusts set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

•
Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Agreement, the Reorganizations or the Joint Proxy Statement/Prospectus?
A. If you need any assistance, or have any questions regarding the Agreement, the Reorganizations or how to vote your shares, please call AST Fund Solutions, LLC at [phone number].
Q/A-5

FIRST INVESTORS INCOME FUNDS FIRST INVESTORS EQUITY FUNDS FIRST INVESTORS TAX EXEMPT FUNDS	DELAWARE FUNDS BY MACQUARIE
40 Wall Street	2005 Market Street
New York, New York 10005	Philadelphia, PA
(212) 858-8000	(800) 362-7500

JOINT PROXY STATEMENT/PROSPECTUS
[_____________], 2019
Introduction
This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the First Investors Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “First Investors Fund” and collectively, the “First Investors Funds”) in connection with the solicitation by the Board of Trustees of the First Investors Equity Funds, First Investors Income Funds and First Investors Tax Exempt Funds (each, a “First Investors Trust,” and the Board of Trustees of each First Investors Trust, together, the “First Investors Board”), of which the First Investors Funds are series, of proxies to be used at a special joint meeting of the shareholders of the First Investors Funds, which will be held at 40 Wall Street, New York, New York 10005, on October 1, 2019 at 9:00 a.m., Eastern Time (together with any postponements or adjournments thereof, the “Meeting”).  At the Meeting, shareholders of each First Investors Fund are being asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each First Investors Fund into a corresponding, newly formed fund in the Delaware Funds by Macquarie family of funds (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all assets of the First Investors Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the First Investors Fund, (ii) the distribution of shares of the Acquiring Fund pro rata to shareholders of the First Investors Fund in complete liquidation of the First Investors Fund; and (iii) the cancellation of the outstanding shares of the First Investors Fund (all of the foregoing being referred to as the “Reorganization”). Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Meeting.
This Joint Proxy Statement/Prospectus contains information that shareholders of the First Investors Funds should know before voting on the Agreement that is described herein, and should be retained for future reference.  It is both the proxy statement of the First Investors Funds and also a prospectus for the Acquiring Funds.  Each First Investors Fund and Acquiring Fund is a registered open-end management investment company.  We sometimes refer to the First Investors Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”
The Reorganization of each First Investors Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:
•
In accordance with the terms of the Agreement, the transfer by each First Investors Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the First Investors Fund and issuing shares of the corresponding Acquiring Fund to the First Investors Fund equal to the aggregate net asset value of the corresponding First Investors Fund’s shares owned by the First Investors Fund’s shareholders on the closing date of the Reorganization;

•
the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the First Investors Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the First Investors Fund held by such shareholders, as permitted by the organizational documents of the First Investors Fund and applicable law; and

•
the winding up of the affairs of each First Investors Trust of which the First Investors Funds are series that receives shareholder approval of the Agreement for each of its series and dissolution under applicable law and de-registration of the First Investors Trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the value of the shares of the First Investors Fund that you held immediately prior to the Reorganization.  Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization.  No sales load, commission, or other transactional fee will be imposed in connection with the Reorganizations. However, shareholders may incur capital gains or brokerage expenses as a result of any subsequent repositioning of an Acquiring Fund’s portfolio. See “Federal Income Tax Consequences” for more information.
The First Investors Board has fixed the close of business on June 28, 2019 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting.  Shareholders of a First Investors Fund on the Record Date will be entitled to one vote for each dollar of net asset value (“NAV”) (number of shares owned times NAV per share) of the First Investors Fund, and each fractional dollar amount will be entitled to a proportionate fractional vote. Regardless of the class of shares they own, shareholders of all classes of a First Investors Fund will vote as a single class on the Agreement.  We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about [________], 2019 to all shareholders entitled to vote at the Meeting.
After careful consideration of the proposed Agreement and the Reorganizations, the First Investors Board has unanimously approved the Agreement.
If shareholders of a First Investors Fund do not approve the Agreement, the First Investors Board will consider what further action is appropriate.
This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each First Investors Fund.
Additional information about the Funds is available in the:
•
The prospectuses for the First Investors Equity Funds, dated January 31, 2019 (File Nos. 033-46924 and 811-06618), First Investors Income Funds, dated January 31, 2019 (File Nos. 002-89287 and 811-03967), First Investors Tax Exempt Funds, dated May 1, 2019 (File Nos. 002-82572 and 811-03690), and the Acquiring Funds, dated [       ] (File Nos. 033-00442 and 811-04413; 002-75526 and 811-03363);

•
The Annual Reports to shareholders of the First Investors Equity Funds and First Investors Income Funds for the fiscal year ended September 30, 2018 and to shareholders of the First Investors Tax Exempt Funds for the fiscal year ended December 31, 2018, and the Semi-Annual Reports to shareholders of the First Investors Equity Funds and First Investors Income Funds for the six months ended March 31, 2019 and to shareholders of the First Investors Tax Exempt Funds for the six months ended June 30, 2018;

•
The Statements of Additional Information (“SAIs”) for the First Investors Equity Funds and First Investors Income Funds, dated January 31, 2019, the First Investors Tax Exempt Funds, dated May 1, 2019, and the Acquiring Funds, dated [       ]; and

•	The SAI, dated [ ], relating to this Joint Proxy Statement/Prospectus.
Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.
These documents are on file with the Securities and Exchange Commission (the “SEC”).  The prospectuses of the First Investors Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus.  A copy of the prospectus of each Acquiring Fund that corresponds to the First Investors Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus.  The SAI to this Joint Proxy

Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Delaware Funds by Macquarie, at the address and toll-free telephone number noted below.  The First Investors Funds’ prospectuses, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the First Investors Funds have been previously mailed to shareholders and are available on the First Investors Funds’ website at www.firstinvestorsfunds.com.
Copies of all of these documents are available upon request without charge by visiting, writing to or calling:
For First Investors Fund Documents:	For Acquiring Fund Documents:
FIRST INVESTORS FUNDS	DELAWARE FUNDS BY MACQUARIE
40 Wall Street	2005 Market Street
New York, New York 10005	Philadelphia, PA
(800) 423-4026	(800) 362-7500
You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-2736, or from the SEC’s website at www.sec.gov, or at the following regional offices of the SEC:  Atlanta – 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – 701 Market Street, Suite 2000, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

i

Exhibits

ii

PROPOSAL:
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
Summary
On April 6, 2019, Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (“MMHI”), a leading independent global investment management company, whereby MMHI, on behalf of its affiliate Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“Macquarie”), will acquire FIMCO’s asset management business (the “Transaction”).  In connection with the Transaction, the First Investors Board was asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each First Investors Fund would reorganize into a corresponding newly formed Acquiring Fund by transferring the assets and liabilities of each First Investors Fund to a the corresponding Acquiring Fund with the same or substantially the same investment objective and similar principal investment strategies and principal risks as the First Investors Fund.
On June 10, 2019, the First Investors Board, on behalf of each First Investors Fund, unanimously voted to approve the Agreement, subject to approval by shareholders of the applicable First Investors Fund and other closing conditions.  In the Reorganizations, each First Investors Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the First Investors Fund, which will distribute such shares pro rata to shareholders of the First Investors Fund.  Any shares you own of a First Investors Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having a value equal to the value of your shares of the First Investors Fund. It is expected that no gain or loss for federal income tax purposes will be recognized by any shareholder of a First Investors Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur on or about October 4, 2019.
Reasons for the Reorganizations
The First Investors Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization would be in the best interest of each First Investors Fund and  approved the Agreement.  In connection with its review of the Reorganization and the Agreement, the First Investors Board considered, among other factors:
(1)  representations regarding the reputation, financial strength and resources of Macquarie;
(2)  the nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by Macquarie and its affiliates following the Reorganizations;
(3)  the similarities and differences, if any, between the investment objectives, principal investment strategies and risks of each First Investors Fund and those of the corresponding Acquiring Fund;
(4)  the historical investment performance records of the First Investors Funds and certain investment strategies that will be used by the proposed portfolio managers in managing certain Acquiring Funds following the Reorganizations;
(5)  the anticipated benefits to the First Investors Funds, including operating efficiencies, that may be achieved from the Reorganizations;
(6)  the distribution arrangements that will be available to the Acquiring Funds following the Reorganizations;
(7)  the transition from the First Investors Funds’ current service providers to the  Acquiring Funds’ service providers following the Reorganizations;
(8)  the current management fees schedules of the First Investors Funds and the proposed management fees schedules of the Acquiring Funds, and the fact that DMC will provide a two-year contractual guaranty that will limit the total expense ratio of each share class of each First Investors Fund to such share class’ total expense ratio prior to the Reorganizations (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) acquired fund fees and expenses; (v) extraordinary or non-routine items, including litigation expenses and (vi) Rule 12b-1 fees);

(9)  the fact that Macquarie and FIMCO will pay all direct expenses of the First Investors Funds arising in connection with the Reorganizations;
(10)  the fact that each Reorganization is expected to be a tax-free reorganization for federal income tax purposes;
(11)  the terms and conditions of the Agreement, including each Acquiring Fund’s assumption of all of the liabilities of the corresponding First Investors Fund;
(12)  the fact that Macquarie and FIMCO have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Acquiring Funds; and
(13)  the ability of the shareholders of each First Investors Fund to redeem their shares.
For a more complete discussion of the factors considered by the First Investors Board in approving the Agreement, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.
Comparison of Investment Objectives and Principal Investment Strategies
Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding First Investors Fund in a Reorganization.  Each Acquiring Fund’s investment objective is the same (with the exception of Delaware Government Cash Management Fund, which is substantially the same) and its principal investment strategies are similar to those of the corresponding First Investors Fund.  The investment objective and principal investment strategies of the First Investors Fund you own can be found in the current First Investors Fund prospectuses, as supplemented. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.  Exhibit D shows a comparison of the principal investment strategies for the Funds and highlights any material differences.
Principal Risks Associated with the Acquiring Funds
Each First Investors Fund and its corresponding Acquiring Fund have the same or substantially the same investment objectives and similar principal investment strategies and invest in the same types of securities.  As a result, the principal risks associated with an investment in each Acquiring Fund are similar to the risks associated with an investment in the corresponding First Investors Fund.  Exhibit D shows a comparison of these risks and highlights any material differences. In addition, the enclosed prospectuses of the Acquiring Funds contain a discussion of these risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.  The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.
Comparison of Fundamental Investment Restrictions
The 1940 Act requires, and each of the First Investors Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries.  Fundamental investment restrictions of a fund cannot be changed without shareholder approval.  Each First Investors Fund and its corresponding Acquiring Fund have similar fundamental investment restrictions, except as noted in Exhibit C, which provides a side-by-side comparison of each fundamental investment restriction and notes any material differences.
Both the First Investors Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above.  The full list of each First Investors Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI.  See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Funds’ SAIs.
Comparison of Fees and Expenses
The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each First Investors Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund.  Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations.  The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown.  You should know that the Acquiring

Funds have implemented fee waivers through two years from the closing date of the Reorganization and if those waivers are not renewed upon the end of the two years after the closing date of the Reorganization, the expense ratios of certain Acquiring Funds after two years from the closing date of the Reorganization may be higher than the current expense ratios of the corresponding First Investors Funds.

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Covered Call Strategy Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.80%	0.25%	0.26%	0.00%	1.31%	0.00%	0.03%[2]	1.34%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.80%	NONE	0.29%	0.00%	1.09%	0.00%	0.08%[2]	1.17%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.80%	NONE	0.11%	0.00%	0.91%	0.00%	0.00%	0.91%

Pro Forma Delaware Covered Call Strategy Fund as of 03/31/2019
A	5.75%	NONE	0.80%	0.25%	0.29%	0.00%	1.34%	0.00%	0.00%	1.34%
Inst.	NONE	NONE	0.80%	0.00%	0.29%	0.00%	1.09%	0.00%	0.00%	1.09%
R6	NONE	NONE	0.80%	0.00%	0.13%	0.00%	0.93%	-0.05%[3]	0.00%	0.88%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Equity Income Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.73%	0.25%	0.19%	0.00%	1.17%	0.00%	0.00%	1.17%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.73%	NONE	0.12%	0.00%	0.85%	0.00%	0.00%	0.85%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.73%	NONE	0.08%	0.00%	0.81%	0.00%	0.00%	0.81%

Pro Forma Delaware Equity Income Fund as of 03/31/2019
A	5.75%	NONE	0.65%	0.25%	0.20%	0.00%	1.10%	0.00%	0.00%	1.10%
Inst.	NONE	NONE	0.65%	0.00%	0.20%	0.00%	0.85%	0.00%	0.00%	0.85%
R6	NONE	NONE	0.65%	0.00%	0.10%	0.00%	0.75%	0.00%	0.00%	0.75%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Global Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.95%	0.25%	0.24%	0.00%	1.44%	0.00%	0.00%	1.44%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.95%	NONE	0.17%	0.00%	1.12%	0.00%	0.00%	1.12%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.95%	NONE	0.10%	0.00%	1.05%	0.00%	0.00%	1.05%

Pro Forma Delaware Global Equity Fund as of 03/31/2019
A	5.75%	NONE	0.85%	0.25%	0.23%	0.00%	1.33%	0.00%	0.00%	1.33%
Inst.	NONE	NONE	0.85%	0.00%	0.23%	0.00%	1.08%	0.00%	0.00%	1.08%
R6	NONE	NONE	0.85%	0.00%	0.12%	0.00%	0.97%	0.00%	0.00%	0.97%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Growth & Income Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.68%	0.25%	0.18%	0.00%	1.11%	0.00%	0.00%	1.11%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.68%	NONE	0.16%	0.00%	0.84%	0.00%	0.00%	0.84%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.68%	NONE	0.07%	0.00%	0.75%	0.00%	0.00%	0.75%

Pro Forma Delaware Growth and Income Fund as of 03/31/2019
A	5.75%	NONE	0.65%	0.25%	0.19%	0.00%	1.09%	0.00%	0.00%	1.09%
Inst.	NONE	NONE	0.65%	0.00%	0.19%	0.00%	0.84%	0.00%	0.00%	0.84%
R6	NONE	NONE	0.65%	0.00%	0.09%	0.00%	0.74%	0.00%	0.00%	0.74%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Hedged U.S. Equity Opportunities Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	1.13%	0.25%	0.31%	0.00%	1.69%	0.00%	0.06%[2]	1.75%
Advisor into Acquiring Fund Inst.	NONE	NONE	1.13%	NONE	0.31%	0.00%	1.44%	0.00%	0.00%	1.44%
Inst. merging into Acquiring Fund R6	NONE	NONE	1.13%	NONE	0.17%	0.00%	1.30%	0.00%	0.01%[2]	1.31%

Pro Forma Delaware Hedged U.S. Equity Opportunities Fund as of 03/31/2019
A	5.75%	NONE	1.15%	0.25%	0.33%	0.00%	1.73%	0.00%	0.00%	1.73%
Inst.	NONE	NONE	1.15%	0.00%	0.33%	0.00%	1.48%	-0.06%[3]	0.00%	1.42%
R6	NONE	NONE	1.15%	0.00%	0.20%	0.00%	1.35%	-0.04%[3]	0.00%	1.31%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors International Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.97%	0.25%	0.31%	0.00%	1.53%	0.00%	0.00%	1.53%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.97%	NONE	0.25%	0.00%	1.22%	0.00%	0.00%	1.22%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.97%	NONE	0.12%	0.00%	1.09%	0.00%	0.00%	1.09%

Pro Forma Delaware International Fund as of 03/31/2019
A	5.75%	NONE	0.85%	0.25%	0.30%	0.00%	1.40%	0.00%	0.00%	1.40%
Inst.	NONE	NONE	0.85%	0.00%	0.30%	0.00%	1.15%	0.00%	0.00%	1.15%
R6	NONE	NONE	0.85%	0.00%	0.14%	0.00%	0.99%	0.00%	0.00%	0.99%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Opportunity Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.70%	0.25%	0.26%	0.00%	1.21%	0.00%	0.00%	1.21%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.70%	NONE	0.20%	0.00%	0.90%	0.00%	0.00%	0.90%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.70%	NONE	0.08%	0.00%	0.78%	0.00%	0.00%	0.78%

Pro Forma Delaware Opportunity Fund as of 03/31/2019
A	5.75%	NONE	0.75%	0.25%	0.26%	0.00%	1.26%	-0.05%[3]	0.00%	1.21%
Inst.	NONE	NONE	0.75%	0.00%	0.26%	0.00%	1.01%	-0.11%[3]	0.00%	0.90%
R6	NONE	NONE	0.75%	0.00%	0.10%	0.00%	0.85%	-0.07%[3]	0.00%	0.78%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Premium Income Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.80%	0.25%	0.37%	0.00%	1.42%	-0.12%[4]	0.00%	1.30%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.80%	NONE	0.34%	0.00%	1.14%	-0.08%[4]	0.00%	1.06%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.80%	NONE	0.25%	0.00%	1.05%	-0.06%[4]	0.00%	0.99%

Pro Forma Delaware Premium Income Fund as of 03/31/2019
A	5.75%	NONE	0.80%	0.25%	0.39%	0.00%	1.44%	-0.14%[3]	0.00%	1.30%
Inst.	NONE	NONE	0.80%	0.00%	0.39%	0.00%	1.19%	-0.13%[3]	0.00%	1.06%
R6	NONE	NONE	0.80%	0.00%	0.29%	0.00%	1.09%	-0.10%[3]	0.00%	0.99%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Select Growth Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.72%	0.25%	0.20%	0.00%	1.17%	0.00%	0.00%	1.17%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.72%	NONE	0.17%	0.00%	0.89%	0.00%	0.00%	0.89%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.72%	NONE	0.07%	0.00%	0.79%	0.00%	0.00%	0.79%

Pro Forma Delaware Growth Equity Fund as of 03/31/2019
A	5.75%	NONE	0.65%	0.25%	0.21%	0.00%	1.11%	0.00%	0.00%	1.11%
Inst.	NONE	NONE	0.65%	0.00%	0.21%	0.00%	0.86%	0.00%	0.00%	0.86%
R6	NONE	NONE	0.65%	0.00%	0.09%	0.00%	0.74%	0.00%	0.00%	0.74%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Special Situations Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.79%	0.25%	0.23%	0.00%	1.27%	0.00%	0.00%	1.27%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.79%	NONE	0.23%	0.00%	1.02%	0.00%	0.00%	1.02%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.79%	NONE	0.08%	0.00%	0.87%	0.00%	0.00%	0.87%

Pro Forma Delaware Special Situations Fund as of 03/31/2019
A	5.75%	NONE	0.75%	0.25%	0.24%	0.00%	1.24%	0.00%	0.00%	1.24%
Inst.	NONE	NONE	0.75%	0.00%	0.24%	0.00%	0.99%	0.00%	0.00%	0.99%
R6	NONE	NONE	0.75%	0.00%	0.10%	0.00%	0.85%	0.00%	0.00%	0.85%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Total Return Fund as of 03/31/2019
A into Acquiring Fund A	5.75%	1.00%[1]	0.70%	0.25%	0.20%	0.00%	1.15%	0.00%	0.00%	1.15%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.70%	NONE	0.28%	0.00%	0.98%	0.00%	0.00%	0.98%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.70%	NONE	0.09%	0.00%	0.79%	0.00%	0.00%	0.79%

Pro Forma Delaware Total Return Fund as of 03/31/2019
A	5.75%	NONE	0.65%	0.25%	0.22%	0.00%	1.12%	0.00%	0.00%	1.12%
Inst.	NONE	NONE	0.65%	0.00%	0.22%	0.00%	0.87%	0.00%	0.00%	0.87%
R6	NONE	NONE	0.65%	0.00%	0.11%	0.00%	0.76%	0.00%	0.00%	0.76%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Floating Rate Fund as of 03/31/2019
A into Acquiring Fund A	2.50%	1.00%[1]	0.60%	0.25%	0.30%	0.00%	1.15%	-0.05%[4]	0.00%	1.10%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.60%	NONE	0.28%	0.00%	0.88%	0.00%	0.02%[2]	0.90%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.60%	NONE	0.17%	0.00%	0.77%	0.00%	0.00%	0.77%

Pro Forma Delaware Floating Rate II Fund as of 03/31/2019
A	2.50%	NONE	0.50%	0.25%	0.32%	0.00%	1.07%	-0.02%[3]	0.00%	1.05%
Inst.	NONE	NONE	0.50%	0.00%	0.32%	0.00%	0.82%	0.00%	0.00%	0.82%
R6	NONE	NONE	0.50%	0.00%	0.20%	0.00%	0.70%	0.00%	0.00%	0.70%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Fund For Income as of 03/31/2019
A into Acquiring Fund A	4.00%	1.00%[1]	0.73%	0.25%	0.22%	0.00%	1.20%	0.00%	0.00%	1.20%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.73%	NONE	0.33%	0.00%	1.06%	0.00%	0.00%	1.06%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.73%	NONE	0.09%	0.00%	0.82%	0.00%	0.00%	0.82%

Pro Forma Delaware Fund For Income as of 03/31/2019
A	4.00%	NONE	0.65%	0.25%	0.25%	0.00%	1.15%	0.00%	0.00%	1.15%
Inst.	NONE	NONE	0.65%	0.00%	0.25%	0.00%	0.90%	0.00%	0.00%	0.90%
R6	NONE	NONE	0.65%	0.00%	0.11%	0.00%	0.76%	0.00%	0.00%	0.76%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Government Cash Management Fund as of 03/31/2019
A into Acquiring Fund A	NONE	NONE	0.50%	NONE	0.41%	0.00%	0.91%	-0.11%[4]	0.00%	0.80%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.50%	NONE	0.30%	0.00%	0.80%	0.00%	0.00%	0.80%

Pro Forma Delaware Government Cash Management Fund as of 03/31/2019
A	NONE	NONE	0.45%	0.00%	0.44%	0.00%	0.89%	-0.34%[3]	0.00%	0.55%
R6	NONE	NONE	0.45%	0.00%	0.33%	0.00%	0.78%	-0.18%[3]	0.00%	0.60%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors International Opportunities Bond Fund as of 03/31/2019
A into Acquiring Fund A	4.00%	1.00%[1]	0.75%	0.25%	0.39%	0.00%	1.39%	0.00%	0.00%	1.39%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.75%	NONE	0.39%	0.00%	1.14%	0.00%	0.00%	1.14%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.75%	NONE	0.22%	0.00%	0.97%	0.00%	0.00%	0.97%

Pro Forma Delaware International Opportunities Bond Fund as of 03/31/2019
A	4.00%	NONE	0.75%	0.25%	0.42%	0.00%	1.42%	-0.03%[3]	0.00%	1.39%
Inst.	NONE	NONE	0.75%	0.00%	0.42%	0.00%	1.17%	-0.03%[3]	0.00%	1.14%
R6	NONE	NONE	0.75%	0.00%	0.25%	0.00%	1.00%	-0.03%[3]	0.00%	0.97%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Investment Grade Fund as of 03/31/2019
A into Acquiring Fund A	4.00%	1.00%[1]	0.66%	0.25%	0.22%	0.00%	1.13%	-0.07%[5]	0.00%	1.06%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.66%	NONE	0.18%	0.00%	0.84%	-0.07%[5]	0.00%	0.77%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.66%	NONE	0.10%	0.00%	0.76%	-0.07%[5]	0.00%	0.69%

Pro Forma Delaware Investment Grade Fund as of 03/31/2019
A	4.00%	NONE	0.50%	0.25%	0.23%	0.00%	0.98%	0.00%	0.00%	0.98%
Inst.	NONE	NONE	0.50%	0.00%	0.23%	0.00%	0.73%	0.00%	0.00%	0.73%
R6	NONE	NONE	0.50%	0.00%	0.12%	0.00%	0.62%	0.00%	0.00%	0.62%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Limited Duration Bond Fund as of 03/31/2019
A into Acquiring Fund A	2.50%	1.00%[1]	0.41%	0.15%	0.33%	0.00%	0.99%	-0.20%[4]	0.00%	0.79%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.41%	NONE	0.43%	0.00%	0.84%	-0.33%[4]	0.00%	0.51%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.41%	NONE	0.18%	0.00%	0.59%	-0.23%[4]	0.00%	0.36%

Pro Forma Delaware Limited Duration Bond Fund as of 03/31/2019
A	2.50%	NONE	0.50%	0.15%	0.36%	0.00%	1.01%	-0.27%[3]	0.00%	0.74%
Inst.	NONE	NONE	0.50%	0.00%	0.36%	0.00%	0.86%	-0.35%[3]	0.00%	0.51%
R6	NONE	NONE	0.50%	0.00%	0.20%	0.00%	0.70%	-0.34%[3]	0.00%	0.36%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Strategic Income Fund as of 03/31/2019
A into Acquiring Fund A	4.00%	1.00%[1]	0.05%	0.25%	0.25%	0.61%	1.16%	0.00%	0.00%	1.16%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.05%	NONE	0.22%	0.61%	0.88%	0.00%	0.00%	0.88%

Pro Forma Delaware Strategic Income II Fund as of 03/31/2019
A	4.00%	NONE	0.55%	0.25%	0.28%	0.00%	1.08%	0.00%	0.00%	1.08%
Inst.	NONE	NONE	0.55%	0.00%	0.28%	0.00%	0.83%	0.00%	0.00%	0.83%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Tax Exempt Income Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.60%	0.15%	0.12%	0.00%	0.97%	0.00%	0.00%	0.97%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.60%	NONE	0.15%	0.00%	0.75%	0.00%	0.00%	0.75%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.60%	NONE	0.09%	0.00%	0.69%	0.00%	0.00%	0.69%

Pro Forma Delaware Tax-Exempt Income Fund as of 12/31/2018
A	4.00%	NONE	0.50%	0.15%	0.14%	0.00%	0.79%	0.00%	0.00%	0.79%
Inst.	NONE	NONE	0.50%	0.00%	0.14%	0.00%	0.64%	0.00%	0.00%	0.64%
R6	NONE	NONE	0.50%	0.00%	0.11%	0.00%	0.61%	0.00%	0.00%	0.61%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Tax Exempt Opportunities Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.55%	0.25%	0.16%	0.00%	0.96%	0.00%	0.00%	0.96%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.55%	NONE	0.25%	0.00%	0.80%	0.00%	0.00%	0.80%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.55%	NONE	0.11%	0.00%	0.66%	0.00%	0.00%	0.66%

Pro Forma Delaware Tax-Exempt Opportunities Fund as of 12/31/2018
A	4.00%	NONE	0.55%	0.25%	0.18%	0.00%	0.98%	-0.02%[3]	0.00%	0.96%
Inst.	NONE	NONE	0.55%	0.00%	0.18%	0.00%	0.73%	0.00%	0.00%	0.73%
R6	NONE	NONE	0.55%	0.00%	0.13%	0.00%	0.68%	-0.02%[3]	0.00%	0.66%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors California Tax Exempt Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.50%	0.25%	0.17%	0.00%	0.92%	0.00%	0.00%	0.92%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.50%	NONE	0.14%	0.00%	0.64%	0.00%	0.00%	0.64%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.50%	NONE	0.15%	0.00%	0.65%	0.00%	0.00%	0.65%

Pro Forma Delaware Tax-Free California II Fund as of 12/31/2018
A	4.00%	NONE	0.55%	0.25%	0.22%	0.00%	1.02%	-0.10%[3]	0.00%	0.92%
Inst.	NONE	NONE	0.55%	0.00%	0.22%	0.00%	0.77%	-0.13%[3]	0.00%	0.64%
R6	NONE	NONE	0.55%	0.00%	0.21%	0.00%	0.76%	-0.11%[3]	0.00%	0.65%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors New Jersey Tax Exempt Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.50%	0.25%	0.15%	0.00%	0.90%	0.00%	0.00%	0.90%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.50%	NONE	0.18%	0.00%	0.68%	0.00%	0.00%	0.68%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.50%	NONE	0.17%	0.00%	0.67%	0.00%	0.00%	0.67%

Pro Forma Delaware Tax-Free New Jersey Fund as of 12/31/2018
A	4.00%	NONE	0.55%	0.25%	0.22%	0.00%	1.02%	-0.12%[3]	0.00%	0.90%
Inst.	NONE	NONE	0.55%	0.00%	0.22%	0.00%	0.77%	-0.09%[3]	0.00%	0.68%
R6	NONE	NONE	0.55%	0.00%	0.24%	0.00%	0.79%	-0.12%[3]	0.00%	0.67%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors New York Tax Exempt Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.50%	0.25%	0.11%	0.00%	0.86%	0.00%	0.00%	0.86%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.50%	NONE	0.10%	0.00%	0.60%	0.00%	0.00%	0.60%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.50%	NONE	0.12%	0.00%	0.62%	0.00%	0.00%	0.62%

Pro Forma Delaware Tax-Free New York II Fund as of 12/31/2018
A	4.00%	NONE	0.55%	0.25%	0.14%	0.00%	0.94%	-0.08%[3]	0.00%	0.86%
Inst.	NONE	NONE	0.55%	0.00%	0.14%	0.00%	0.69%	-0.09%[3]	0.00%	0.60%
R6	NONE	NONE	0.55%	0.00%	0.15%	0.00%	0.70%	-0.08%[3]	0.00%	0.62%

	Shareholder Fees (fees paid directly from your investment)		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

First Investors Oregon Tax Exempt Fund as of 12/31/2018
A into Acquiring Fund A	4.00%	1.00%[1]	0.50%	0.25%	0.16%	0.00%	0.91%	0.00%	0.00%	0.91%
Advisor into Acquiring Fund Inst.	NONE	NONE	0.50%	NONE	0.16%	0.00%	0.66%	0.00%	0.00%	0.66%
Inst. merging into Acquiring Fund R6	NONE	NONE	0.50%	NONE	0.19%	0.00%	0.69%	0.00%	0.00%	0.69%

Pro Forma Delaware Tax- Free Oregon Fund as of 12/31/2018
A	4.00%	NONE	0.55%	0.25%	0.22%	0.00%	1.02%	-0.11%[3]	0.00%	0.91%
Inst.	NONE	NONE	0.55%	0.00%	0.22%	0.00%	0.77%	-0.11%[3]	0.00%	0.66%
R6	NONE	NONE	0.55%	0.00%	0.25%	0.00%	0.80%	-0.11%[3]	0.00%	0.69%

Footnotes to Fee Table:
1 A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the Fund’s prospectus.
2 During the fiscal year indicated, the Fund paid FIMCO for amounts previously waived and/or reimbursed by FIMCO.
3 Effective upon closing of the Reorganization, DMC has contractually agreed through two years from the closing date of the Reorganization to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent that the Total Annual Fund Operating Expenses exceed the expenses limitations for the share classes of the Fund as shown in the table below. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

4 FIMCO and Foresters Investor Services, Inc. have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, expenses related to short sales including dividend and borrowing expenses, and extraordinary expenses, such as litigation expenses, if any) exceed the expense limitations for the share classes of the Fund as shown in the table below.  FIMCO and Foresters Investor Services, Inc. can be reimbursed by a Fund within three years after the date the fee limitation and/or expense reimbursement has been made by FIMCO or Foresters Investor Services, Inc., respectively, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class and/or Institutional Class shares to exceed the applicable expense ratio in place at the time expenses were waived or assumed or the current limits established under the Expense Limitation Agreements.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.
5 FIMCO  has contractually agreed to waive the Management Fees of the Fund until at least January 31, 2020 to the extent that the Management Fees exceed 0.59% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to January 31, 2020, only with the approval of the Fund’s Board of Trustees.

The table below displays the expense limitations for each current First Investors Fund and pro forma Acquiring Fund:
First Investors Fund	A	Advisor	Inst.	Expires	Acquiring Fund	A	Inst.	R6	Expires
First Investors Covered Call Strategy Fund	N/A	N/A	N/A	N/A	Delaware Covered Call Strategy Fund	1.34%	1.17%	0.88%	*
First Investors Equity Income Fund	N/A	N/A	N/A	N/A	Delaware Equity Income Fund	1.17%	0.85%	0.81%	*
First Investors Global Fund	N/A	N/A	N/A	N/A	Delaware Global Equity Fund	1.41%	1.08%	1.02%	*
First Investors Growth & Income Fund	N/A	N/A	N/A	N/A	Delaware Growth and Income Fund	1.11%	0.84%	0.75%	*
First Investors Hedged U.S. Equity Opportunities Fund	N/A	N/A	N/A	N/A	Delaware Hedged U.S. Equity Opportunities Fund	1.75%	1.42%	1.31%	*
First Investors Opportunity Fund	N/A	N/A	N/A	N/A	Delaware Opportunity Fund	1.53%	1.22%	1.09%	*
First Investors International Fund	N/A	N/A	N/A	N/A	Delaware International Fund	1.21%	0.90%	0.78%	*
First Investors Premium Income Fund	1.30%	1.06%	0.99%	1/30/2020	Delaware Premium Income Fund	1.30%	1.06%	0.99%	*
First Investors Select Growth Fund	N/A	N/A	N/A	N/A	Delaware Growth Equity Fund	1.17%	0.89%	0.79%	*
First Investors Special Situations Fund	N/A	N/A	N/A	N/A	Delaware Special Situations Fund	1.27%	1.02%	0.87%	*
First Investors Total Return Fund	N/A	N/A	N/A	N/A	Delaware Total Return Fund	1.15%	0.98%	0.79%	*
First Investors Floating Rate Fund	1.10%	N/A	N/A	1/31/2020	Delaware Floating Rate II Fund	1.05%	0.90%	0.74%	*
First Investors Fund For Income	N/A	N/A	N/A	N/A	Delaware Fund for Income	1.18%	1.04%	0.80%	*
First Investors Government Cash Management Fund**	0.80%/ 0.60%	N/A	0.80%/ 0.60%	1/31/2020	Delaware Government Cash Management Fund	0.55%	N/A	0.60%	*
First Investors International Opportunities Bond Fund	N/A	N/A	N/A	N/A	Delaware International Opportunities Bond Fund	1.39%	1.14%	0.97%	*
First Investors Investment Grade Fund	N/A	N/A	N/A	N/A	Delaware Investment Grade Fund	1.03%	0.74%	0.66%	*
First Investors Limited Duration Bond Fund	0.79%	0.51%	0.36%	1/31/2020	Delaware Limited Duration Bond Fund	0.74%	0.51%	0.36%	*
First Investors Strategic Income Fund	N/A	N/A	N/A	N/A	Delaware Strategic Income II Fund	1.20%	0.92%	N/A	*
First Investors Tax Exempt Income Fund	N/A	N/A	N/A	N/A	Delaware Tax-Exempt Income Fund	0.92%	0.70%	0.64%	*
First Investors Tax Exempt Opportunities Fund	N/A	N/A	N/A	N/A	Delaware Tax-Exempt Opportunities Fund	0.96%	0.80%	0.66%	*
First Investors California Tax Exempt Fund	N/A	N/A	N/A	N/A	Delaware Tax-Free California II Fund	0.92%	0.64%	0.65%	*
First Investors New Jersey Tax Exempt Fund	N/A	N/A	N/A	N/A	Delaware Tax-Free New Jersey Fund	0.90%	0.68%	0.67%	*
First Investors New York Tax Exempt Fund	N/A	N/A	N/A	N/A	Delaware Tax-Free New York II Fund	0.86%	0.60%	0.62%	*
First Investors Oregon Tax Exempt Fund	N/A	N/A	N/A	N/A	Delaware Tax-Free Oregon Fund	0.91%	0.66%	0.69%	*

* Expense limitations expire two years from the closing date of the Reorganization.
** First Investors Government Cash Management Fund also has a voluntary waiver of an additional .20% to .60% per Class.

Expense Example
The Examples are intended to help you compare the costs of investing in different classes of a First Investors Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding First Investors Fund into the Acquiring Fund are also provided.  All costs are based upon the information set forth in the table above.
The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods.  The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.
Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the First Investors Funds, and the first two years for the corresponding Acquiring Funds.  DMC has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the closing date of the Reorganization.  Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years

First Investors Covered Call Strategy Fund as of 3/31/19
A merging into Acquiring Fund A	$704	$969	$1,255	$2,066
Adv. merging into Acquiring Fund I	$119	$355	$609	$1,336
I merging into Acquiring Fund R6	$93	$290	$504	$1,120

Pro Forma Delaware Covered Call Strategy Fund as of 3/31/19
A	$704	$975	$1,267	$2,095
I	$111	$347	$601	$1,329
R6	$90	$286	$505	$1,134

First Investors Equity Income Fund as of 3/31/19
A merging into Acquiring Fund A	$687	$925	$1,182	$1,914
Adv. merging into Acquiring Fund I	$87	$271	$471	$1,049
I merging into Acquiring Fund R6	$83	$259	$450	$1,002

Pro Forma Delaware Equity Income Fund as of 3/31/19
A	$681	$905	$1,146	$1,838
I	$87	$271	$471	$1,049
R6	$77	$240	$417	$930

First Investors Global Fund as of 3/31/19
A merging into Acquiring Fund A	$713	$1,004	$1,317	$2,200
Adv. merging into Acquiring Fund I	$114	$356	$617	$1,363
I merging into Acquiring Fund R6	$107	$334	$579	$1,283

Pro Forma Delaware Global Fund as of 3/31/19
A	$703	$972	$1,262	$2,084
I	$110	$343	$595	$1,317
R6	$99	$309	$536	$1,190

Class	1 Year	3 Years	5 Years	10 Years

First Investors Growth &Income Fund as of 3/31/19
A merging into Acquiring Fund A	$682	$908	$1,151	$1,849
Adv. merging into Acquiring Fund I	$86	$268	$466	$1,037
I merging into Acquiring Fund R6	$77	$240	$417	$930

Pro Forma Delaware Growth and Income Fund as of 3/31/19
A	$680	$902	$1,141	$1,827
I	$86	$268	$466	$1,037
R6	$76	$237	$411	$918

First Investors Hedged U.S. Equity Opportunities Fund as of 3/31/19
A merging into Acquiring Fund A	$743	$1,083	$1,445	$2,463
Adv. merging into Acquiring Fund I	$149	$457	$789	$1,726
I merging into Acquiring Fund R6	$133	$413	$714	$1,569

Pro Forma Delaware Hedged U.S. Equity Opportunities Fund as of 3/31/19
A	$741	$1,089	$1,460	$2,499
I	$145	$456	$796	$1,758
R6	$133	$420	$732	$1,617

First Investors International Fund as of 3/31/19
A merging into Acquiring Fund A	$722	$1,031	$1,361	$2,294
Adv. merging into Acquiring Fund I	$124	$387	$670	$1,477
I merging into Acquiring Fund R6	$111	$347	$601	$1,329

Pro Forma Delaware International Fund as of 3/31/19
A	$709	$993	$1,297	$2,158
I	$117	$365	$633	$1,398
R6	$101	$315	$547	$1,213

Class	1 Year	3 Years	5 Years	10 Years

First Investors Opportunity Fund as of 3/31/19
A merging into Acquiring Fund A	$691	$937	$1,202	$1,957
Adv. merging into Acquiring Fund I	$92	$287	$498	$1,108
I merging into Acquiring Fund R6	$80	$249	$433	$966

Pro Forma Delaware Opportunity Fund as of 3/31/19
A	$691	$942	$1,218	$2,002
I	$92	$299	$536	$1,216
R6	$80	$257	$457	$1,036

First Investors Premium Income Fund as of 3/31/19
A merging into Acquiring Fund A	$700	$987	$1,296	$2,169
Adv. merging into Acquiring Fund I	$108	$354	$620	$1,379
I merging into Acquiring Fund R6	$101	$328	$574	$1,277

Pro Forma Delaware Premium Income Fund as of 3/31/19
A	$700	$978	$1,291	$2,177
I	$108	$351	$629	$1,419
R6	$101	$326	$581	$1,310

First Investors Select Growth Fund as of 3/31/19
A merging into Acquiring Fund A	$687	$925	$1,182	$1,914
Adv. merging into Acquiring Fund I	$91	$284	$493	$1,096
I merging into Acquiring Fund R6	$81	$252	$439	$978

Pro Forma Delaware Growth Equity Fund as of 3/31/19
A	$682	$908	$1,151	$1,849
I	$88	$274	$477	$1,061
R6	$76	$237	$411	$918

First Investors Special Situations Fund as of 3/31/19
A merging into Acquiring Fund A	$697	$955	$1,232	$2,021
Adv. merging into Acquiring Fund I	$104	$325	$563	$1,248
I merging into Acquiring Fund R6	$89	$278	$482	$1,073

Pro Forma Delaware Special Situations Fund as of 3/31/19
A	$694	$946	$1,217	$1,989
I	$101	$315	$547	$1,213
R6	$87	$271	$471	$1,049

Class	1 Year	3 Years	5 Years	10 Years

First Investors Total Return Fund as of 3/31/19
A merging into Acquiring Fund A	$685	$919	$1,172	$1,892
Adv. merging into Acquiring Fund I	$100	$312	$542	$1,201
I merging into Acquiring Fund R6	$81	$252	$439	$978

Pro Forma Delaware Total Return Fund as of 3/31/19
A	$683	$911	$1,156	$1,860
I	$89	$278	$482	$1,073
R6	$78	$243	$422	$942

First Investors Floating Rate Fund as of 3/31/19
A merging into Acquiring Fund A	$359	$601	$862	$1,608
Adv. merging into Acquiring Fund I	$92	$283	$490	$1,086
I merging into Acquiring Fund R6	$79	$246	$428	$954

Pro Forma Delaware Floating Rate II Fund as of 3/31/19
A	$354	$578	$821	$1,519
I	$84	$262	$455	$1,014
R6	$72	$224	$390	$871

First Investors Fund For Income as of 3/31/19
A merging into Acquiring Fund A	$517	$766	$1,033	$1,796
Adv. merging into Acquiring Fund I	$108	$337	$585	$1,294
I merging into Acquiring Fund R6	$84	$262	$455	$1,014

Pro Forma Delaware Fund for Income as of 3/31/19
A	$513	$751	$1,008	$1,742
I	$92	$287	$498	$1,108
R6	$78	$243	$422	$942

First Investors Government Cash Management Fund as of 3/31/19
A merging into Acquiring Fund A	$82	$279	$493	$1,109
I merging into Acquiring Fund R6	$82	$255	$444	$990

Pro Forma Delaware Government Cash Management Fund as of 3/31/19
A	$56	$214	$425	$1,032
R6	$61	$212	$397	$932

Class	1 Year	3 Years	5 Years	10 Years

First Investors International Opportunities Bond Fund as of 3/31/19
A merging into Acquiring Fund A	$536	$822	$1,130	$2,002
Adv. merging into Acquiring Fund I	$116	$362	$628	$1,386
I merging into Acquiring Fund R6	$99	$309	$536	$1,190

Pro Forma Delaware International Opportunities Bond Fund as of 3/31/19
A	$536	$826	$1,140	$2,029
I	$116	$366	$638	$1,415
R6	$99	$312	$546	$1,219

First Investors Investment Grade Fund as of 3/31/19
A merging into Acquiring Fund A	$504	$738	$991	$1,714
Adv. merging into Acquiring Fund I	$79	$261	$459	$1,031
I merging into Acquiring Fund R6	$70	$236	$415	$936

Pro Forma Delaware Investment Grade Fund as of 3/31/19
A	$496	$700	$920	$1,553
I	$75	$233	$406	$906
R6	$63	$199	$346	$774

First Investors Limited Duration Bond Fund as of 3/31/19
A merging into Acquiring Fund A	$329	$538	$764	$1,415
Adv. merging into Acquiring Fund I	$52	$235	$434	$1,007
I merging into Acquiring Fund R6	$37	$166	$306	$716

Pro Forma Delaware Limited Duration Bond Fund as of 3/31/19
A	$324	$510	$741	$1,406
I	$52	$202	$406	$994
R6	$37	$154	$321	$805

First Investors Strategic Income Fund as of 3/31/19
A merging into Acquiring Fund A	$513	$754	$1,013	$1,753
Adv. merging into Acquiring Fund I	$90	$281	$488	$1,084

Pro Forma Delaware Strategic Income II Fund as of 3/31/19
A	$506	$730	$972	$1,664
I	$85	$265	$460	$1,025

Class	1 Year	3 Years	5 Years	10 Years

First Investors Tax Exempt Income Fund as of 12/31/18
A merging into Acquiring Fund A	$495	$697	$915	$1,542
Adv. merging into Acquiring Fund I	$77	$240	$417	$930
I merging into Acquiring Fund R6	$70	$221	$384	$859

Pro Forma Delaware Tax-Exempt Income Fund as of 12/31/18
A	$651	$813	$989	$1,497
I	$65	$205	$357	$798
R6	$62	$195	$340	$762

First Investors Tax Exempt Opportunities Fund as of 12/31/18
A merging into Acquiring Fund A	$494	$694	$910	$1,531
Adv. merging into Acquiring Fund I	$82	$255	$444	$990
I merging into Acquiring Fund R6	$67	$211	$368	$822

Pro Forma Delaware Tax-Exempt Opportunities Fund as of 12/31/18
A	$667	$865	$1,082	$1,704
I	$75	$233	$406	$906
R6	$67	$213	$375	$843

First Investors California Tax Exempt Fund as of 12/31/18
A merging into Acquiring Fund A	$490	$682	$889	$1,486
Adv. merging into Acquiring Fund I	$65	$205	$357	$798
I merging into Acquiring Fund R6	$66	$208	$362	$810

Pro Forma Delaware Tax-Free California II Fund as of 12/31/18
A	$663	$862	$1,087	$1,734
I	$65	$219	$402	$929
R6	$66	$220	$400	$921

First Investors New Jersey Tax Exempt Fund as of 12/31/18
A merging into Acquiring Fund A	$488	$676	$879	$1,464
Adv. merging into Acquiring Fund I	$69	$218	$379	$847
I merging into Acquiring Fund R6	$68	$214	$373	$835

Class	1 Year	3 Years	5 Years	10 Years

Pro Forma Delaware Tax-Free New Jersey Fund as of 12/31/18
A	$662	$858	$1,083	$1,730
I	$69	$228	$410	$937
R6	$68	$228	$415	$955

First Investors New York Tax Exempt Fund as of 12/31/18
A merging into Acquiring Fund A	$484	$663	$858	$1,418
Adv. merging into Acquiring Fund I	$61	$192	$335	$750
I merging into Acquiring Fund R6	$63	$199	$346	$774

Pro Forma Delaware Tax-Free New York II Fund as of 12/31/18
A	$658	$842	$1,050	$1,649
I	$61	$202	$366	$841
R6	$63	$207	$373	$855

First Investors Oregon Tax Exempt Fund as of 12/31/18
A merging into Acquiring Fund A	$489	$679	$884	$1,475
Adv. merging into Acquiring Fund I	$67	$211	$368	$822
I merging into Acquiring Fund R6	$70	$221	$384	$859

Pro Forma Delaware Tax-Free Oregon Fund as of 12/31/18
A	$663	$860	$1,085	$1,732
I	$67	$223	$406	$933
R6	$70	$233	$422	$969

The Examples are not a representation of past or future expenses.  Each First Investors Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the First Investors Fund’s or the Acquiring Fund’s projected or actual performance.
For further discussion regarding the First Investors Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.
Comparison of Portfolio Managers
It is anticipated that, except for certain First Investors Funds that are sub-advised, portfolio managers for DMC will manage each of the Acquiring Funds upon the completion of the Reorganizations.  A description of the employment history of these portfolio managers is included in the prospectuses of the Acquiring Funds.  The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Acquiring Funds’ prospectuses and the First Investors Funds’ prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding First Investors Fund.
The “Portfolio Managers” section of the prospectuses enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganization.
Comparison of Investment Advisers
Foresters Investment Management Company, Inc. (“FIMCO”), a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is the investment adviser for each First Investors Fund.  FIMCO uses sub-advisers to manage all or a portion of the: First Investors Covered Call Strategy Fund and First Investors Premium Income Fund (Ziegler Capital Management, LLC (“ZCM”)); First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund and First Investors Total Return Fund (Muzinich & Co., Inc. (“Muzinich”)); First Investors Hedged U.S. Equity Opportunities Fund (Wellington Management Company LLC (“Wellington Management”)); First Investors International Fund (Vontobel Asset Management, Inc. (“Vontobel”)); First Investors International Opportunities Bond Fund (Brandywine Global Investment Management, LLC (“Brandywine”)); First Investors Select Growth Fund (Smith Asset Management Group, L.P. (“Smith”)); and each series of the First Investors Tax Exempt Funds (Green Square Asset Management, LLC (“Green Square”)).  FIMCO is a wholly owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”), and its address is 40 Wall Street, New York, NY 10005.  FFHC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services and insurance.  FFHC is a subsidiary of The Independent Order of Foresters (“IOF”).  IOF owns all of the voting common stock of FFHC, the parent company of FIMCO, Foresters Financial Services, Inc. (“FFS”) and Foresters Investor Services, Inc. (“FIS”) and therefore, IOF controls each of these FFHC affiliated companies.  IOF is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 179.
Delaware Management Company, a registered investment adviser under the Advisers Act, serves as the primary investment adviser for each Acquiring Fund.  DMC will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement.  DMC is located at 2005 Market Street, Philadelphia, PA 19103-7094.  As of March 31, 2019, DMC and its global affiliates within Macquarie Investment Management managed in the aggregate $246,362 million in assets in various institutional or separately managed, investment company, and insurance accounts. DMC is a series of Macquarie Investment Management Business Trust (“Macquarie”) (a Delaware statutory trust (“DST”)), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie Group”). Macquarie Group is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Investment Management” is the marketing name for MMHI and its subsidiaries.
After the Reorganizations, ZCM will continue to serve as a sub-adviser in the same capacity for Delaware Covered Call Strategy Fund and Delaware Premium Income Fund; Wellington Management will continue to serve as a sub-adviser in the same capacity for Delaware Hedged U.S. Equity Opportunities Fund; and Smith will continue to serve as a sub-adviser in the same capacity for Delaware Growth Equity Fund. However, Muzinich, Vontobel, Brandywine and Green Square will not serve as sub-advisers to the Acquiring Funds corresponding to those First Investors Funds that currently are sub-advised by those sub-advisers.
Comparison of Investment Advisory Arrangements. With the exception of some differences in investment advisory fees, there are no material differences between the terms of the investment advisory agreements between DMC and the Acquiring Funds (“DMC Advisory Agreement”) and the terms of the current advisory agreements between FIMCO and the applicable First Investors Funds. For most Funds, at current asset levels, the investment advisory fee rate for the Acquiring Fund is equal to or lower than the investment advisory fee rate for the corresponding First Investors Fund. At current asset levels, for the First Investors Limited Duration Bond Fund, First Investors Opportunity Fund, First Investors Strategic Income Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund, and First Investors Oregon Tax Exempt Fund, the investment advisory fee rate for the corresponding Acquiring Fund is higher. However, DMC, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding First Investors Fund.  See Exhibit I for an in-depth comparison of the current and contractual investment advisory fee rates for each Fund.
Delegation to Sub-Advisers.  The DMC Advisory Agreement applicable to all Acquiring Funds provides that it may delegate any and all of its rights, duties or obligations to one or more sub-advisers, including affiliates of DMC (the “Sub-Advisers”).  Pursuant to a sub-advisory agreement, each Sub-Adviser may be appointed by DMC, subject to the Acquiring Fund Board’s approval, from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund.  It is anticipated that the following affiliated and unaffiliated advises will serve as sub-advisers to certain Acquiring Funds as indicated below.  Each of these Sub-Advisers is a registered investment adviser under the Advisers Act.
Affiliated Sub-Advisers	Sub-Advised Acquiring Funds
Macquarie Funds Management Hong Kong Limited (“MFMHKL”)
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware International Fund
Delaware Opportunity Fund
Delaware Special Situations Fund
Delaware Total Return Fund
Delaware Equity Income Fund

Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”)
Delaware Total Return Fund
Delaware Floating Rate II Fund
Delaware Fund for Income
Delaware International Opportunities Bond Fund
Delaware Investment Grade Fund
Delaware Limited Duration Bond Fund
Delaware Strategic Income II Fund

Macquarie Investment Management Europe Limited (“MIMEL”)
Delaware Total Return Fund
Delaware Floating Rate II Fund
Delaware Fund for Income
Delaware International Opportunities Bond Fund
Delaware Investment Grade Fund
Delaware Limited Duration Bond Fund
Delaware Strategic Income II Fund

Macquarie Investment Management Global Limited (“MIMGL”)
Delaware Global Equity Fund
Delaware Growth and Income Fund
Delaware International Fund
Delaware Opportunity Fund
Delaware Special Situations Fund
Delaware Total Return Fund
Delaware Floating Rate II Fund
Delaware Fund for Income
Delaware International Opportunities Bond Fund
Delaware Investment Grade Fund
Delaware Limited Duration Bond Fund
Delaware Strategic Income II Fund
Delaware Equity Income Fund

Unaffiliated Sub-Advisers	Sub-Advised Acquiring Funds
Smith	Delaware Growth Equity Fund
Wellington Management	Delaware U.S. Hedged Equity Opportunities Fund
ZCM	Delaware Covered Call Strategy Fund Delaware Premium Income Fund

Potential Pre-Reorganization Interim Advisory Agreements.    If shareholders of a First Investors Fund have not approved the Agreement of such First Investors Fund by the time of closing of the Transaction, management may recommend to the First Investors Board the approval of an investment advisory agreement pursuant to Rule 15a-4 under the 1940 Act, which permits the First Investors Fund Board to approve and enter into interim investment advisory contracts pursuant to which DMC and, if applicable, the First Investors Fund’s current sub-adviser, would serve as the investment adviser and sub-adviser, respectively, to the First Investors Fund for a period not to exceed 150 days (or for such other period as may be permitted by Securities and Exchange Commission regulations and interpretations) following the termination of the current advisory agreement(s) with FIMCO to be able to continue uninterrupted portfolio management services for such First Investors Fund.  After such period has expired, if shareholders of a First Investors Fund have still not approved the Agreement, the First Investors Board will consider what additional action to take.
Comparison of Other Service Providers
Other than for custody services, the Acquiring Funds use different service providers than the First Investors Funds.  There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the First Investors Funds’ service providers.  It is expected that each Acquiring Fund will use the same custodian as its corresponding First Investors Fund. The following table identifies the principal service providers that service the First Investors Funds and will service the Acquiring Funds:
	First Investors Funds	Acquiring Funds
Administrator:	Foresters Investor Services, Inc.	The Bank of New York Mellon

Transfer Agent:	Foresters Investor Services, Inc.	Delaware Investments Fund Services Company

	First Investors Funds	Acquiring Funds

Custodian:	The Bank of New York Mellon	The Bank of New York Mellon

Distributor:	Foresters Financial Services, Inc.	Delaware Distributors, L.P. (“DDLP”)

Auditor:	Tait, Weller & Baker LLP	PricewaterhouseCoopers LLP

Comparison of Share Classes and Distribution Arrangements
Each share class of a First Investors Fund will be reorganized into the designated share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus.  The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the First Investors Funds and the Acquiring Funds.

Distribution Arrangements.  FFS, an indirect wholly-owned subsidiary of The Independent Order of Foresters, acts as the principal underwriter for the First Investors Funds pursuant to written agreements on behalf of each First Investors Fund (the “First Investors Distribution Agreements”).  DDLP, an indirect subsidiary of Macquarie, is the principal underwriter for the Acquiring Funds pursuant to a written agreement on behalf of the Acquiring Funds (the “Acquiring Funds Distribution Agreement” and, together with the First Investors Funds Distribution Agreements, the “Distribution Agreements”).  The Distribution Agreements provide that FFS and DDLP have the exclusive right to distribute shares of the First Investors Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The First Investors Funds and the Acquiring Funds each offer multiple share classes.  Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs.  In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares.  The share classes offered by the First Investors Funds and the corresponding share classes of the Acquiring Funds that First Investors Fund shareholders will receive in connection with the Reorganizations are as follows:
First Investors Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6

Eligibility Requirements for the Share Classes of the First Investors Funds.
Class A shares of the First Investors Funds are available to all investors.  Class A shares are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase.  Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”).  First Investors Government Cash Management Fund’s Class A shares are sold at NAV without any initial or deferred sales charge.  The minimum account size for a Class A account is $1,000 for a non-retirement account and $500 for a traditional individual retirement account (“IRA”) or Roth IRA. The Funds offer lower initial minimum investment requirements for certain types of Class A accounts and may waive the minimum account requirements for shareholders that maintain a systematic investment program.  There is no minimum investment requirement for Class A shares that are purchased as part of a fee-based advisory program sponsored or maintained by a financial intermediary such as a registered investment advisor or for certain retirement plan service provider platforms.  Class A shares of the First Investors Funds (except for the Government Cash Management Fund) charge Rule 12b-1 fees.
Where offered, Advisor Class shares of the First Investors Funds are available to fee-based advisory programs sponsored or maintained by a financial intermediary such as a registered investment advisor who invests at least $100,000 in the aggregate in a First Investors Fund and to certain retirement plan service provider platforms.  Advisor Class shares may also be available on brokerage platforms of firms that have agreements with FFS to offer such shares solely when acting as an agent for the investor.  The First Investors Funds may accept, in their sole discretion, investments in Advisor Class shares from purchasers not listed above.  Advisor Class shares require a minimum initial investment of $1,000 per First Investors Fund account.  The First Investors Funds reserve the right to waive the minimum initial account size requirement for Advisor Class shares in certain cases.  Advisor Class shares are sold at the net asset value and do not charge 12b-1 fees.  An investor transacting in the Advisor Class shares through a financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary in an amount determined and separately disclosed to the investor by the financial intermediary.
Where offered, Institutional Class shares of the First Investors Funds are available to eligible investors.  Except for the First Investors Government Cash Management Fund, eligible investors may include certain retirement plan service provider platforms, corporations, registered investment companies, trust companies, endowments and foundations.  Institutional Class shares of the First Investors Government Cash Management Fund are only available to registered investment companies and to investments made through FFS’ 401(k) Plan.  Institutional Class shares may also be available on brokerage platforms of firms that have agreements with the FFS to offer such shares solely when acting as an agent for the investor.  The First Investors Funds may accept, in their sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per First Investors Fund account.  The First Investors Funds reserve the right to waive the minimum initial account size requirement for Institutional Class shares offered through brokerage and retirement plan service providers. Institutional Class shares of the First Investors Funds are sold at net asset value and do not charge 12b-1 fees and are not subject to third-party sub-transfer agency or record-keeping fees.  An investor transacting in the Institutional Class shares through a financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary in an amount determined and separately disclosed to the investor by the financial intermediary.
Eligibility Requirements for the Acquiring Funds.
Class A shares of the Acquiring Funds have an upfront sales charge, except that the Delaware Government Cash Management Fund does not have an upfront sales charge. If you invest $50,000 or more for equity funds (or $100,000 or more for fixed income funds), the front-end sales charge will be reduced.  Investors may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived.  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. Class A shares generally are not subject to a CDSC, except in the limited circumstances (including for Delaware Government Cash Management Fund).  The minimum account size for a Class A account is $1,000 for a non-retirement account and $250 for a traditional IRA or Roth IRA.
Institutional Class shares of the Acquiring Funds that offer Institutional Class shares have no upfront sales charge, are not subject to a CDSC and do not assess a 12b-1 fee.  Institutional Class shares are available for purchase only by the following: (i) retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with DDLP (or its affiliate) related to such plans or programs; (ii) tax-exempt employee benefit plans of DMC, its affiliates, and securities dealers that have a selling agreement with DDLP; (iii) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (iv) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients); (v) programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (a) charges clients an ongoing fee for advisory, investment consulting or similar services, or (b) offers the Institutional Class shares through a no-commission network or platform; or (vi) private investment vehicles, including, but not limited to, foundations and endowments.
Class R6 shares of the Acquiring Fund that offer Class R6 shares have no upfront sales charge, are not subject to a CDSC, and do not assess a 12b-1 fee.  Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Acquiring Funds, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with DDLP (or its affiliates) related to Class R6.  Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with DDLP related to Class R6 for such programs, platforms or accounts.  In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in an Acquiring Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by such Acquiring Fund for such investment. These institutional investors and high net worth individuals must retain Class R6 shares directly in their names and will not be permitted to hold such shares through an omnibus account or other similar arrangements.  Class R6 shares may not be available through certain financial intermediaries.
Additional information about the eligibility requirements to purchase the First Investors Funds’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the First Investors Funds’ prospectuses.  See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.
Distribution Plans of the First Investors Funds.  Each of the First Investors Funds (other than the First Investors Government Cash Management Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class A shares (each such plan, an “First Investors Class A Distribution Plan”).  Advisor Class and Institutional Class shares of the First Investors Funds are not subject to a distribution plan.
Pursuant to the First Investors Distribution Agreements and the First Investors Class A Distribution Plan, each First Investors Fund (other than the First Investors Government Cash Management Fund) compensates FFS for certain expenses incurred in the distribution of that First Investors Fund’s shares and the servicing or maintenance of existing First Investors Fund shareholder accounts at an annualized rate of up to 0.25% of each First Investors Fund’s average daily net assets) attributable to its Class A shares.  Distribution fees under the First Investors Class A Distribution Plan may be used to make payments to registered representatives and dealers for sales of Class A, the costs of printing and dissemination of sales material or literature, prospectuses used as sales material and reports or proxy material prepared for the First Investors Funds’ shareholders to the extent that such material is used in connection with the sales of Class A, and as applicable, general overhead of FFS, the First Investors Funds’ underwriter.  Service fees are fees paid for services related to the maintenance and servicing of existing shareholder accounts, including shareholder liaison services, whether provided by individual representatives, dealers, FFS or others.
Distribution Plans of the Acquiring Funds. Under the Class A Rule 12b-1 distribution plans for the Acquiring Funds (other than the Delaware Tax-Exempt Income, Delaware Limited Duration Bond Fund, and Delaware Government Cash Management Fund), each Acquiring Fund will pay DDPL an annualized Rule 12b-1 fee based on the Acquiring Fund’s average daily net assets attributable to its Class A shares at an annual rate of up to 0.25%.   Amounts received by DDLP from an Acquiring Fund may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

Initial Sales Charge, Reductions and Waivers of the First Investors Funds and the Acquiring Funds

Initial Sales Charges.  You can buy Class A shares of the First Investors Funds at the offering price, which is the net asset value (“NAV”) plus, in most cases, an initial sales charge.  Although Class A shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a CDSC, as disclosed below, on certain redemptions made within 24-months of purchase.

The following tables compare the initial sales charge schedules of the Class A shares of the First Investors Funds and the Acquiring Funds.  You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganizations.  However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganizations, unless you are eligible for a reduction or waiver of the initial sales charge.

First Investors Covered Call Strategy Fund, First Investors Equity Income Fund, First Investors Global Fund, First Investors Growth & Income Fund, First Investors Hedged U.S. Equity Opportunities Fund, First Investors International Fund, First Investors Opportunity Fund, First Investors Premium Income Fund, First Investors Growth Equity Fund, First Investors Special Situations Fund, First Investors Total Return Fund, and their respective Acquiring Funds:

First Investors Funds		Acquiring Funds
Purchase Amount	Sales Charge as a percentage of Offering Price*	Purchase Amount	As a % of Offering Price
Less than $50,000	5.75%	Less than $50,000	5.75%
$50,000 but less than $100,000	4.75%	$50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.75%	$100,000 but less than $250,000	3.75%
$250,000 but less than $500,000	2.75%	$250,000 but less than $500,000	2.50%
$500,000 but less than $1 million	2.00%	$500,000 but less than $1 million	2.00%
More than $1,000,000	0.00%**	More than $1 million	0.00%, but subject to 1.00% CDSC if redeemed within 12 months of purchase and a 0.50% CDSC if redeemed within 24 months of purchase
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% on the value of the shares redeemed except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

First Investors Fund For Income, First Investors International Opportunities Bond Fund, First Investors Investment Grade Fund, First Investors Strategic Income Fund, First Investors Tax-Exempt Income Fund, First Investors Tax-Exempt Opportunities Fund, First Investors California Fund, First Investors New Jersey Tax-Exempt Fund, First Investors New York Tax-Exempt Fund, First Investors Oregon Tax-Exempt Fund, and their respective Acquiring Funds:

First Investors Funds		Acquiring Funds
Purchase Amount	Sales charge as a percentage of Offering Price*	Purchase Amount	As a % of Offering Price
Less than $100,000	4.00%	Less than $100,000	4.50%
$100,000 but less than $250,000	3.50%	$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%	$250,000 but less than $500,000	2.50%

$500,000 but less than $1 million	2.00%	$500,000 but less than $1 million	2.00%
More than $1 million	0.00%**	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 12 months of purchase and a 0.50% CDSC if redeemed within 24 months of purchase
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% on the value of the shares redeemed except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

First Investors Floating Rate Fund and First Investors Limited Duration Bond Fund and their respective Acquiring Funds:

First Investors Funds		Acquiring Funds
Purchase Amount	Sales Charge as a percentage of Offering Price*	Purchase Amount	As a % of Offering Price
Less than $100,000	2.50%	Less than $100,000	2.75%
$100,000 but less than $250,000	1.75%	$100,000 but less than $250,000	2.00%
$250,000 but less than $500,000	1.25%	$250,000 but less than $1 million	1.00%
$500,000 but less than $1 million	1.00%	More than $1 million	0.00%, but subject to 1.00% CDSC if redeemed within 12 months of purchase and a 0.50% CDSC if redeemed within 24 months of purchase
More than $1 million	0.00%**
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% on the value of the shares redeemed except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

First Investors Government Cash Management Fund and its Acquiring Fund:

Class A shares of the First Investors Government Cash Management Fund and its corresponding Acquiring Fund do not have an initial sales charge, but Class A shares of the First Investors Government Cash Management Fund and its corresponding Acquiring Fund are subject to a CDSC of 1.00% if (1) you acquired your Class A shares by exchange of Class A shares of another fund that was subject to a CDSC; and (2) you then redeemed your Class A shares within the other fund’s 24-month holding period.  If a CDSC is applicable, you may qualify for a CDSC waiver.  Please see the First Investors Government Cash Management Fund and its corresponding Acquiring Fund prospectuses and SAIs for information on the Class A shares CDSC waivers.  See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of First Investors Government Cash Management Fund’s prospectus and each Fund’s SAI.

Reductions or Waivers of Initial Sales Charges.  The First Investors Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the First Investors Funds and the Acquiring Funds.  Although similar, it is possible that First Investors Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds.  The prospectuses of the First Investors Funds that you own include information on purchasing Class A shares of your First Investors Funds with a reduced initial sales charge or without an initial sales charge.  The respective enclosed Acquiring Funds’ prospectuses include information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the First Investors Funds which you own.  Please also see the Acquiring Funds’ SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.  See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers.

Advisor Class and Institutional Class shares.  Advisor Class and Institutional Class shares of the First Investors Funds are not subject to a CDSC.  The Institutional Class and Class R6 shares of the Acquiring Funds also are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures
Purchase Procedures.  The purchase procedures employed by the First Investors Funds and Acquiring Funds are similar.  Shares of the First Investors Funds and Acquiring Funds may be purchased through any financial intermediary that has a selling agreement in place with the Fund’s distributor.  Only Class A shares of First Investors Funds may be purchased by a non-institutional investor without using a financial intermediary.  The purchase price of each share of the First Investors Funds and the Acquiring Funds is the offering price which is the net asset value calculated after the distributor receives the order, plus any initial sales charge that applies.  Shareholders of the First Investors Funds and Acquiring Funds may make additional purchases by mail, wire, telephone, or internet.  Both the First Investors Funds and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.
Additional information regarding the purchase procedures of the First Investors Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.
Investment Minimums.  The First Investors Funds have established minimum initial investment amounts for most share classes.  Class A shares of most First Investors Funds have a minimum initial investment amount of $1,000 for a non-retirement account or $500 in an IRA or Roth IRA. For Advisor Class shares of the First Investors Funds, the minimum initial investment is $1,000 per Fund account, subject to satisfying certain eligibility requirements. For Institutional Class shares, eligible investors must make a minimum initial investment of $2,000,000 per Fund account. Subsequent investments can be made in any U.S. dollar amount.
Class A of the Acquiring Funds maintain minimum initial investment requirements as follows: generally $1,000 and subsequent investments can be made for as little as $100; $250 for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250; and $500 for Coverdell Education Savings Accounts.  Subsequent investments in these accounts can be made for as little as $25.  The Acquiring Funds’ Institutional Class and Class R6 shares do not have minimum investment amounts but do have certain eligibility requirements.
Redemption Procedures.  The redemption procedures employed by the First Investors Funds and the Acquiring Funds are substantially similar.  Shareholders of the First Investors Funds and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, internet, or through a financial intermediary.  The First Investors Funds and Acquiring Funds typically make payment for shares redeemed in proper form within two business days, and no later than seven days unless otherwise permitted by applicable law.  The First Investors Funds and Acquiring Funds can make redemptions by check, by wire, or direct deposit. The Acquiring Funds also reserve the right to redeem shares in-kind.  The First Investors Funds and the Acquiring Funds typically use cash on hand, or sell portfolio securities to meet redemption requests.  The First Investors Funds may also borrow under an interfund lending program to meet redemption requests.
The First Investors Funds may be redeemed if an account balance falls below the investment minimum for any reason other than market fluctuation, and each First Investors Fund reserves the right to redeem an account without an investor’s consent or to impose an annual low balance account fee of $25.  Each First Investors Fund may also redeem an investor or impose a low balance account fee if the investor has established an account under a systematic investment program and discontinues the program before meeting the minimum account balance.  The First Investors Funds will give sixty (60) days’ notice before taking such action.  An investor may avoid redemption or imposition of a fee by purchasing additional First Investors Fund shares, if permitted by law, during this sixty (60) day period to bring the account balance to the required minimum.
For Class A shares of the Acquiring Funds, if an investor redeems shares and the account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, such investor will have until the end of the current calendar quarter to raise the balance to the minimum.
For Institutional Class and Class R6 shares of the Acquiring Funds, if an investor redeems shares and the account balance falls below $500, such investor’s shares may be redeemed after 60 days’ written notice.
If an account is not at the minimum for low balance purposes by the required time, an investor may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice. Any CDSC that would otherwise be applicable will not apply to such a redemption.
Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.
If the applicable account falls below the minimum due to market fluctuation, an Acquiring Fund still reserves the right to liquidate the account.
Redemption Fees.  The First Investors Funds and the Acquiring Funds do not charge redemption fees, however they both charge CDSCs for Class A shares under certain limited circumstances.  Large purchases of Class A shares of the First Investors Funds, with few exceptions, may be subject to a 1.00% CDSC if they are redeemed within an 24-month holding period measured from the date of purchase.  Large purchases of Class A shares of the Acquiring Funds may be subject to a 1.00% CDSC if they are redeemed within an 12-month period from the date of purchase and 0.50% if they are redeemed within a 24-month period from the date of purchase.
Additional information relating to redemption fees of the First Investors Funds and the Acquiring Funds is available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a First Investors Fund’s prospectus.
Comparison of Exchange Privileges
Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer.  An exchange will be processed at the relative NAVs of the shares involved and any CDSC on the shares being exchanged and the holding period used to calculate the CDSC will carry over to the new shares.  There is no sales charge on an exchange.  However, since an exchange of Fund shares is a redemption of shares of one First Investors Fund and a purchase of shares of another First Investors Fund, it may create a gain or loss for federal income tax purposes.
All or part of an investment in one or more of the Acquiring Funds may be exchanged for shares of other Acquiring Funds. Under most circumstances, an investor may exchange between like classes of shares only.
The First Investors Funds and their Acquiring Funds have adopted policies and procedures designed to discourage and limit excessive or short-term trading of Fund shares.  The First Investors Funds and the Acquiring Funds actively monitor trade activity and reserve the right to use their discretion to reject orders or block purchases at any time.  The First Investors Government Cash Management Fund and its corresponding Acquiring Fund are not subject to these short-term trading limits. The First Investors Funds and the Acquiring Funds may also both employ fair value pricing to limit arbitrage opportunities.

In addition, the Acquiring Funds consider market timing to occur when investors make consecutive, rapid, short-term “round trips” — that is, purchases into an Acquiring Fund followed quickly by redemptions out of that Acquiring Fund. The Acquiring Funds consider a short-term round trip to be any redemption of shares within 20 business days of a purchase of that Acquiring Fund’s shares. If a person makes a second such short-term round trip in such an Acquiring Fund within 90 rolling calendar days of a previous short-term round trip in such Acquiring Fund, such person may be considered a market timer. In determining whether market timing has occurred, the Acquiring Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Acquiring Funds reserve the right to consider other trading patterns to be market timing.
Shareholders of the First Investors Funds and the Acquiring Funds will not be assessed an initial sales charge on an exchange of shares.  Before exchanging shares, shareholders should be aware of the differences in investment objectives, principal investment strategies, risks, fees, and other features of the Fund they are exchanging into.  Additional information regarding the First Investors Funds and the Acquiring Funds, including their exchange privileges, are available in their respective prospectuses.  The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a First Investors Fund prospectus.
Comparison of Dividend and Distribution Policies and Fiscal Years
Dividend and Distribution Policies.  Each First Investors Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions.  Each First Investors Fund and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, with the same frequency (monthly, quarterly, semi-annually or annually, as applicable) and capital gains distributions, if any, at least annually.  The First Investors Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the First Investors Funds and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. A dividend or other distribution declared on a class of shares will be paid in additional shares of that class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).  The amount of dividends and distributions will vary, and there is no guarantee that the First Investors Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.  Additional information regarding the dividend and distribution policies of the First Investors Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a First Investors Fund prospectus.
Fiscal Years.  Each Acquiring Fund has the same fiscal year as its corresponding First Investors Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the First Investors Funds delivered this information.  Fiscal year ends may change after the closing of the Reorganizations in compliance with applicable laws.
Comparison of Business Structures, Shareholder Rights and Applicable Law
Each First Investors Fund is a series of the First Investors Equity Funds, First Investors Income Funds or First Investors Tax Exempt Funds (each, a “First Investors Trust”), and each Acquiring Fund is a series of the Delaware Group Equity Funds IV or the Delaware Group Limited-Term Government Funds (each, an “Acquiring Trust”), each a DST.  As a result, there are no material differences between the rights of shareholders under the governing state laws of the First Investors Funds and the Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, which are discussed below.
The following is a discussion of certain important provisions of the governing instruments and governing laws of each First Investors Fund and Acquiring Fund, but is not a complete description thereof.  Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing instruments, which are on file with the SEC.
Shares.  When issued and paid for in accordance with the prospectus, shares of both a First Investors Fund and its corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable.  Each share of both a First Investors Fund and its corresponding Acquiring Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in-kind (with respect to the Acquiring Funds only) or in additional Fund shares.  In any liquidation of a First Investors Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.
Organization and Governing Law.  The First Investors Funds are series of trusts organized as DSTs pursuant to the Delaware Statutory Trust Act (“DSTA”).  The Acquiring Funds are also series of trusts organized as DSTs.  Each First Investors Trust and Acquiring Trust is governed by its Declaration of Trust or Trust Instrument (each, a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.
Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.
Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the First Investors Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings unless required by applicable federal law.
The governing instruments of each of the First Investors Trusts and Acquiring Trusts generally provide that special meetings of shareholders may be called for any purpose determined by the Trustees at any time.  In addition, the governing instruments for each First Investors Trust provide that shareholders may only call a special meeting of shareholders upon the written request of shareholders owning at least ten percent (10%) of the outstanding shares of such series or class entitled to vote, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted upon and (2) the shareholders requesting such meeting shall have paid the reasonably estimated cost of preparing and mailing the notice of the meeting.
Quorum.  For each First Investors Fund and each Acquiring Fund, a quorum will exist if shareholders of one-third of the outstanding shares of such Fund entitled to vote of such Fund are present at the meeting in person or by proxy.
Number of Votes; Aggregate Voting.  The governing instruments of the First Investors Trusts provide that each shareholder is entitled to one vote for each dollar of NAV (number of shares owned times NAV per share) of the First Investors Fund, and each fractional dollar amount will be entitled to a proportionate fractional vote. Regardless of the class of shares they own, shareholders of all classes of a First Investors Fund will vote as a single class on the Agreement. The governing instruments of the Acquiring Trusts provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held.  Neither the shareholders of the First Investors Funds nor the Acquiring Funds are entitled to cumulative voting.
The First Investors Funds and the Acquiring Funds are each organized as a separate series of respective statutory trusts.  Matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each individual First Investors Fund entitled to vote thereon.  The governing instruments of the First Investors Trusts and the Acquiring Trusts provide that all shares of a First Investors Fund or Acquiring Fund shall be voted together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote thereon.
Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election/Removal of Trustees.  The shareholders of all Funds are entitled to vote for the election of Trustees.  For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  For the First Investors Trusts, any Trustee may be removed by a vote of two-thirds of the outstanding shares.  For the Acquiring Trusts, shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.
Amendment of Governing Instruments.  Generally, the Trustees of each Trust have the right to amend, from time to time, the Declaration, and/or By-laws for the Trust.  For the First Investors Trusts, shareholders have the right to vote on any amendment (a) that would affect the voting rights of shareholders granted in Declaration, (b) to the amendment provision of the Declaration, (c) required to be approved by shareholders by law or by the First Investors Trust’s registration statement(s) filed with the SEC and (d) that is submitted to them by the Trustees in their sole discretion. Any such amendment requires the vote of a majority of the votes cast by shareholders present in person or by proxy at which a quorum is present.  Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration as required by the DSTA or federal law, including the 1940 Act, but only to the extent required.
Mergers and Reorganizations.  The Declaration for each First Investors Trust provides that any merger, consolidation or other reorganization of such a First Investors Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act. For the Acquiring Trusts, the Declarations provide that any merger, consolidation or other reorganization of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.
Liquidation of a Fund.  Each First Investors Fund and each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.
Liability of Shareholders.  Consistent with the DSTA, the Declarations for each First Investors Trust and the Declarations for the Acquiring Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability.  To guard against this risk, the governing instruments for each First Investors Fund and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund’s assets if any shareholder is personally held liable for the obligations of the Fund.
Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).
Indemnification.  For each First Investors Trust, the Declaration generally requires the First Investors Trust to indemnify each of its Trustees, officers, and employees (“Covered Persons”) against all liabilities and expenses reasonably incurred by any Covered Person in connection with any claim action, suit or proceeding in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having been a Covered Person with the applicable First Investors Trust and against amounts paid or incurred by him in the settlement thereof, except with respect to any matter as to which it has been determined that such Covered Person (i) shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of Disqualifying Conduct or not to have acted in good faith in the reasonable belief that his action was in the best interest of the First Investors Trust or First Investors Funds; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in Disqualifying Conduct: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).  Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The Declarations of the Acquiring Trusts provide that every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the By-Laws and applicable laws.   The By-Laws of the Acquiring Trusts provide that every Covered Person of an Acquiring Trust shall be indemnified by the applicable Acquiring Trust or applicable Acquiring Fund for expenses actually or reasonably incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person.  The Acquiring Trust may advance to such Covered Persons such expenses in advance of the proceeding’s final disposition.  No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.
Any indemnification required or permitted under the By-Laws (unless ordered by a court) must be made by the Acquiring Trust or applicable Acquiring Fund only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of Disqualifying Conduct, or (ii) in cases where there is no liability, he or she has not engaged in Disqualifying Conduct. Such determination must be made by (i) the vote of a majority of a quorum of Trustees who are not interested persons (as defined in the 1940 Act) of the Acquiring Trust and is not a party to the proceeding; or (ii) by independent legal counsel in a written opinion.

Terms of the Reorganizations
The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement.  Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.
With respect to each Reorganization, if shareholders of the First Investors Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the First Investors Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the First Investors Fund and delivery by the Acquiring Fund to the holders of record as of the Closing (defined below) of the issued and outstanding shares of the First Investors Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the aggregate value of the net assets of the First Investors Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the First Investors Fund immediately prior to the Reorganization.
The class of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class of First Investors Fund shares that shareholders hold immediately prior to the Reorganizations.  The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the First Investors Funds are described in Exhibit A.
Each First Investors Trust and Acquiring Trust has made representations and warranties in the form of Agreement attached as Exhibit E that are customary in matters such as the Reorganizations.  These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) are made only as of the date of the Agreement or such other dates as may be specified in the Agreement.
If shareholders approve the Agreement and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about October 4, 2019 (the “Closing Date”).  The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of each First Investors Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties.  The valuation of a First Investors Fund’s assets shall be calculated following the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date.  The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.  As a result, the Reorganizations may close at different times if, for example, shareholders of one or more First Investors Funds have not approved the Agreement at the time of the closing of the Transaction.  In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain First Investors Funds may be unable to be transferred to the corresponding Acquiring Fund due to foreign regulatory restrictions or other impediments to transfer.  If this occurs, management of such First Investors Fund and its corresponding Acquiring Fund will take steps to minimize any portfolio disruption by seeking alternative investment exposure to those positions, however in the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.
For a description of the vote required to approve the Agreement, see the “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus.  Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, a First Investors Fund will distribute to its shareholders of record of each class the shares of the Acquiring Fund of each class received by the First Investors Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the First Investors Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the First Investors Trust will, following the Reorganizations of each of its series, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.
The obligations of each Acquiring Fund and First Investors Fund are subject to other conditions, including the following conditions:
•
the Acquiring Funds’ Registration Statement on Form N-14 under the Securities Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•
the shareholders of the First Investors Fund shall have approved the Agreement in accordance with the provisions of the First Investors Fund’s governing instruments, applicable state law and the 1940 Act;

•
the Acquiring Trust and First Investors Trust will have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for each First Investors Fund or its shareholders or each Acquiring Fund.

If the shareholders of a First Investors Fund do not approve the Agreement, management may recommend to the First Investors Board the approval of an interim advisory agreement pursuant to 15a-4 under the 1940 Act, which permits the First Investors Board to approve, and for the First Investors Fund to enter into, an interim investment advisory contract with DMC pursuant to which DMC, as an interim adviser, may serve as the investment adviser to the First Investors Fund for a period not to exceed 150 days (or such other period as may be permitted by SEC regulations and interpretations) following the termination of the current advisory agreement with FIMCO, to be able to continue uninterrupted portfolio management services for such First Investors Fund. After such period has expired, if shareholders of a First Investors Fund still have not approved the Agreement, the First Investors Board will consider other possible courses of action for such First Investors Fund, including possibly liquidating the First Investors Fund.  Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived.  If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of a First Investors Fund approved the Agreement, and the First Investors Funds will not be reorganized into the Acquiring Funds.  If this occurs, the First Investors Board will consider what additional action, if any, for each First Investors Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before [__________] or if one or more of the parties shall have materially breached its obligations under the Agreement.  The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Macquarie has made certain covenants in connection with the Transaction regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.
The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Reorganizations, or as a result of any express or implied terms, conditions or understandings applicable to the Reorganizations. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services).  No such compensation arrangements are contemplated by the Reorganizations or the Transaction. FIMCO and Macquarie have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Reorganizations, any “unfair burden” on the Funds.
The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser.  The Board of Trustees of the Acquiring Funds currently satisfies such 75% requirement. Macquarie has agreed with FIMCO to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Reorganizations.
Federal Income Tax Consequences
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an IRA or qualified retirement plan.
Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes.
As a condition to consummation of each Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Acquiring Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Acquiring Fund) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Agreement, for federal income tax purposes.
After the closing of the Reorganizations, each Acquiring Fund’s portfolio management team will actively manage such Fund in accordance with such team’s investment philosophy and the Fund’s strategies and pursuant to the oversight of the Delaware Funds by Macquarie Board of Trustees.  As a result, portfolio securities of certain Acquiring Funds are expected to be bought and sold after the Reorganizations.  In particular, it is expected that Delaware Strategic Income II Fund will turnover its entire portfolio after the Reorganizations as it will be transitioned from a fund-of-funds to a fund that directly holds securities. To the extent a portfolio management team determines that an Acquiring Fund’s portfolio needs to be repositioned to more closely align with the team’s investment philosophy and the Fund’s strategies, such Acquiring Fund will experience a temporary increase in portfolio turnover rates that may result in higher transaction costs and, when Fund shares are held in a taxable account, capital gains taxes if not offset by capital losses.  Any increased portfolio turnover activity and costs associated with it will be described in the applicable Acquiring Fund’s registration statement and shareholder reports.  The tax consequences, if any, will also be noted in an Acquiring Fund’s shareholder reports and in tax documents required to be provided to shareholders.
The acquisition by the Acquiring Fund of all of the Assets of the  First Investors Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the First Investors Fund, followed by the distribution by the  First Investors Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the  First Investors Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the  First Investors Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
No gain or loss will be recognized by the First Investors Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the  First Investors Fund in exchange solely for the assumption of the liabilities of the  First Investors Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
No gain or loss will be recognized by the  First Investors Fund upon the distribution of the Acquiring Fund shares by the  First Investors Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
The tax basis of the assets of the First Investors Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the First Investors Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
The holding periods of the assets of the First Investors Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the First Investors Fund pursuant to Section 1223(2) of the Code.
No gain or loss will be recognized by the shareholders of the First Investors Fund upon the exchange of all of their First Investors Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the  First Investors Fund will be the same as the aggregate tax basis of  First Investors Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
The holding period of Acquiring Fund shares received by a shareholder of the First Investors Fund will include the holding period of the First Investors Fund shares exchanged therefor, provided that the shareholder held  First Investors Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of  First Investors Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the income tax regulations promulgated thereunder.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable First Investors Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable First Investors Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its First Investors Fund shares and the fair market value of the shares of the Acquiring Fund it received.
If a Reorganization were to end the tax year of a First Investors Fund (which is not the intended or expected plan as of the date of this Joint Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the First Investors Fund for its short tax year ending on the Closing Date.  Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization.  If determined necessary by the Funds, such a First Investors Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.
General Limitation on Losses (applicable to all Funds). Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding First Investors Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each First Investors Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each First Investors Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 (the date of enactment of a change in law with respect to capital loss carryovers incurred by regulated investment companies, and such years referred to as “post-enactment taxable years”) may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years (“pre-enactment taxable years”) generally may be carried forward only to each of the eight taxable years succeeding the loss year. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unused.
If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding First Investors Fund as a result of the Reorganizations.  Thus, a reorganization of a First Investors Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the First Investors Fund’s capital loss carryovers, if any.  However, the capital losses of an Acquiring Fund, as the successor in interest to a First Investors Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.
The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances.  Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.
Accounting Treatment
The Reorganizations will be accounted for on a tax-free combined basis.  Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding First Investors Fund will be the same as the book cost basis of such assets to the First Investors Fund.  The Acquiring Funds will continue the accounting records of the First Investors Funds and, as a result, the accounting books and records of the First Investors Funds will become the accounting books and records of the Acquiring Funds.
BOARD CONSIDERATIONS
The Reorganizations were reviewed by the First Investors Boards with the advice and assistance of Fund counsel and special legal counsel to the Trustees who are not “interested persons” of the First Investors Trusts under the 1940 Act (the “Independent Trustees”). The Independent Trustees requested certain information from FIMCO, Macquarie and DMC to assist them in assessing the Reorganizations (the “Initial Request”).  The Independent Trustees considered the information provided, in writing and orally, by FIMCO, Macquarie and DMC in response to the Initial Request (the “Initial Response”) at an in-person meeting of the First Investors Boards held on May 17, 2019 and an in-person meeting of the Independent Trustees held on June 3, 2019.  Subsequent to the May 17th and June 3rd meetings, the Independent Trustees requested additional information from Macquarie and DMC (the “Second Request”).  The Independent Trustees considered the information provided in writing by Macquarie and DMC in response to the Second Request (the “Second Response”) during a telephonic meeting of the Independent Trustees held on June 9, 2019. The Independent Trustees subsequently requested additional information from FIMCO, Macquarie and DMC (the “Third Request”).  The Independent Trustees considered the information provided, in writing and orally, by FIMCO, Macquarie and DMC in response to the Third Request (the “Third Response”) at an in-person meeting of the First Investors Boards held on June 10, 2019.  Following their consideration and discussion of the Initial Response, the Second Response and the Third Response, the First Investors Boards, all of whom are Independent Trustees, approved the Agreement and recommended that shareholders of each First Investors Fund approve the Agreement with respect to their Fund at the Meeting.
Before the First Investors Boards approved the Agreement, FIMCO, Macquarie and DMC provided extensive information to the First Investors Boards regarding the Transaction, the Reorganizations and the Agreement.  The information provided to the First Investors Boards included, among other things: Macquarie’s and DMC’s organization and personnel; business strategy; ownership structure; financial condition; asset management practices and capabilities; operations related to and supportive of their asset management business; legal, risk and compliance infrastructure; legal and regulatory matters; internal audit and compliance matters. The First Investors Boards also received information regarding the First Investors Funds’ unrealized appreciation, unrealized depreciation and capital loss carryovers. The First Investors Boards took into account measures that Macquarie/DMC might take to minimize transaction costs and adverse tax consequences to shareholders of the First Investors Funds associated with any repositioning of the Acquiring Funds after the Reorganizations.  The First Investors Boards also took into account the processes used by Macquarie/DMC to monitor investment performance and the distribution capabilities and resources that would be available to registered representatives who sell shares of the Acquiring Funds following the Reorganizations.  The First Investors Boards considered that Macquarie is a global investment management firm and that its retail asset management business could benefit the First Investors Funds’ shareholders. At its meetings, the participants discussed current economic conditions, the securities markets and developments affecting the mutual fund industry, Macquarie’s status as a publicly traded entity, Macquarie’s strategic focus solely on the investment management business (including Macquarie’s investment reputation, broad product line, service quality, industry relationships and its stated objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The participants at the meetings also discussed how the current Macquarie/DMC businesses compare to those of FIMCO and its affiliates. The participants discussed aligning the First Investors Funds and other funds currently advised by FIMCO together with other funds and products currently advised by DMC and its affiliates towards using a single, common operating platform (which includes, among other things, common service providers, common investment operating platforms, common global performance measurement and risk analysis, common compliance policies and procedures and common internal audit services). The First Investors Boards also considered that Macquarie/DMC and its affiliates would provide each First Investors Fund with the advisory, transfer agency, and distribution services that are currently provided by FIMCO and its affiliates. Prior to voting on the Agreement, the Independent Trustees reviewed the Transaction, the Reorganizations and the Agreement with representatives of FIMCO, Macquarie and DMC, counsel to the First Investors Trusts and their special legal counsel.  The Independent Trustees also reviewed the Transaction, the Reorganizations and the Agreement with their special legal counsel in private sessions at which no representatives of FIMCO, Macquarie, DMC or counsel to the First Investors Trusts were present.
At its meetings, the participants discussed the potential operational challenges associated with transitioning the First Investors Funds to the  Macquarie/DMC platform, with particular emphasis on ensuring portfolio management operations properly migrate to Macquarie as part of the Reorganizations and ensuring uninterrupted services for the First Investors Funds’ shareholders.  In this regard, the First Investors Boards considered information regarding the transition of certain operational functions and the retention arrangements for certain FIMCO employees to address continuity of services to the First Investors Funds during the transition.  The First Investors Boards also took into account Macquarie’s depth of knowledge and experience in transitioning funds and services.

The information provided by FIMCO, Macquarie and DMC showed that the Reorganizations presented the opportunity for the First Investors Funds to recognize potential savings from economies of scale.  In addition, the Trustees noted that for the first two years after the Reorganizations, the Acquiring Funds’ total annual expenses, after fee waivers and expenses reimbursements, would be equal to or lower than the corresponding First Investors Funds’ total annual expenses prior to the Reorganizations.
In connection with the First Investors Boards’ review of the Reorganizations and the Agreement, the Boards considered, among other factors:
(1)  representations regarding the reputation, financial strength and resources of Macquarie;
(2)  the nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by Macquarie and its affiliates following the Reorganizations;
(3)  the similarities and differences, if any, between the investment objectives, principal investment strategies and risks of each First Investors Fund and those of the corresponding Acquiring Fund;
(4)  the historical investment performance records of the First Investors Funds and certain investment strategies that will be used by the proposed portfolio managers in managing certain Acquiring Funds following the Reorganizations;
(5)  the anticipated benefits to the First Investors Funds, including operating efficiencies, that may be achieved from the Reorganizations;
(6)  the distribution arrangements that will be available to the Acquiring Funds following the Reorganizations;
(7)  the transition from the First Investors Funds’ current service providers to the  Acquiring Funds’ service providers following the Reorganizations;
(8)  the current management fees schedules of the First Investors Funds and the proposed management fees schedules of the Acquiring Funds, and the fact that DMC will provide a two-year contractual guaranty that will limit the total expense ratio of each share class of each First Investors Fund to such share class’ total expense ratio prior to the Reorganizations (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) acquired fund fees and expenses; (v) extraordinary or non-routine items, including litigation expenses and (vi) Rule 12b-1 fees);
(9)  the fact that Macquarie and FIMCO will pay all direct expenses of the First Investors Funds arising in connection with the Reorganizations;
(10)  the fact that each Reorganization is expected to be a tax-free reorganization for federal income tax purposes;
(11)  the terms and conditions of the Agreement, including each Acquiring Fund’s assumption of all of the liabilities of the corresponding First Investors Fund;
(12)  the fact that Macquarie and FIMCO have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Acquiring Funds; and
(13)  the ability of the shareholders of each First Investors Fund to redeem their shares.
After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any potential operating efficiencies or other benefits will in fact be realized, the First Investors Boards concluded that the Reorganizations would be in the best interest of each First Investors Fund, approved the Agreement and recommended that shareholders of each First Investors Fund approve the Agreement with respect to their Fund.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND FIRST INVESTORS FUNDS
Where to Find More Information
For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund’s prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference:  (i) see “Who manages the Funds” for more information about the management of the Acquiring Fund; and (ii) see “About your account” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “About your account” for more information about the Acquiring Fund’s pricing, purchase, redemption and repurchase of shares, policies with respect to dividends and distributions, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.
For more information with respect to each First Investors Fund concerning the following topics, please refer to the following sections of the First Investors Funds’ prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference:  (i) see “The Fund Summary Section” for more information about the performance of the First Investors Fund; (ii) see “Fund Management In Greater Detail” for more information about the management of the First Investors Fund; (iii) see “Shareholder Information” for more information about the pricing of shares of the First Investors Fund, tax consequences to shareholders of various transactions in shares of the First Investors Fund and the First Investors Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the First Investors Fund’s financial performance.  See also Exhibit F- Financial Highlights.
INFORMATION ON VOTING
Joint Proxy Statement/Prospectus
We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the First Investors Board is soliciting your proxy to vote at the Meeting.  This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting.  First Investors Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares.  Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about [________], 2019 to all shareholders entitled to vote at the Meeting.  Shareholders of record of the First Investors Funds as of the close of business on the Record Date are entitled to vote at the Meeting.  The number of outstanding shares of each class of the First Investors Funds on the Record Date, can be found at Exhibit G.  Each shareholder is entitled to one vote for each dollar of NAV (number of shares owned times NAV per share) of the First Investors Fund, and each fractional dollar amount will be entitled to a proportionate fractional vote. Regardless of the class of shares they own, shareholders of a First Investors Fund will vote as a single class on the Agreement.
Your proxy will have the authority to vote and act on your behalf at the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the First Investors Funds in writing to the address of the First Investors Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.  However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

If you hold your First Investors Fund shares through an Individual Retirement Account, 403(b) account, 457(b) account or Coverdell Education Savings Account for which FFS serves as custodian, you must instruct FFS how to vote your shares. First Investors Fund shares held in these types of accounts on the Record Date for which no timely instructions are received will be voted in the same proportion as voted by all First Investors Fund shareholders. Please consult FFS for more information about its practices with respect to voting beneficial owners’ shares.  To the extent proprietary assets of FIMCO or its affiliates and accounts managed by FIMCO are invested in the First Investors Fund, those First Investors Fund shares will be voted in the same proportion as voted by the First Investors Fund’s other shareholders, depending on the account through which the shares are held.
Quorum Requirement and Adjournment
A quorum of shareholders is necessary to hold a valid meeting of each First Investors Fund.  For each First Investors Fund a quorum will exist if shareholders representing one-third or more of the outstanding shares of a First Investors Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by federal law). Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum.
Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposal.  Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.  A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine.  The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.
However, it is the First Investors Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.
In the absence of a quorum with respect to any First Investors Fund, or in the event that a quorum is present at the Meeting with respect to the Fund, but sufficient votes to approve the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. The  proxies will vote those proxies that they are entitled to vote in favor of the proposal in favor of such an adjournment, and will vote those proxies required to be voted against the proposal against such adjournment.  Any adjournment or postponement will require the affirmative vote of a majority of the shares voted in person or by proxy at the session of the Meeting to be adjourned.  Abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.
Vote Necessary to Approve the Agreement
The First Investors Board has unanimously approved the Agreement, subject to shareholder approval.  For each First Investors Fund, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund.  Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting.  As a result, they have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable First Investors Fund.
Proxy Solicitation
The First Investors Funds have engaged the services of AST Fund Solutions, LLC (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting.  Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the First Investors Funds, regular employees of FIMCO or its affiliate(s) or the Solicitor may also solicit proxies by telephone, facsimile or in person.  If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from one of these parties to ask for your vote.

Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to the beneficial owner.
Solicitor’s costs are expected to be approximately $[______].  The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by FIMCO, Macquarie and/or their affiliates.  The Funds and their shareholders will not bear any costs or expenses, directly or indirectly, related to the Transaction and any Reorganization, regardless of whether any Reorganization is consummated.
Other Matters
Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted by the proxies in accordance with their best judgment.
CAPITALIZATION
The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each First Investors Fund.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding First Investors Fund.  The following tables are as of May 31, 2019 and assume that each Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily First Investors Fund share purchase, redemption, and market activity.
Each First Investors Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding First Investors Fund.

CAPITALIZATION TABLES

First Investors Covered Call Strategy Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Covered Call Strategy Fund - Class A	$228,790,961	20,287,296	$11.28
Delaware Covered Call Strategy Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Covered Call Strategy Fund - Class A	$228,790,961	20,287,296	$11.28

First Investors Covered Call Strategy Fund - Advisor Class	$85,884,702	7,639,042	$11.24
Delaware Covered Call Strategy Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Covered Call Strategy Fund - Institutional Class	$85,884,702	7,639,042	$11.24

First Investors Covered Call Strategy Fund - Institutional Class	$2,309,126	206,690	$11.17
Delaware Covered Call Strategy Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Covered Call Strategy Fund - R6 Class	$2,309,126	206,690	$11.17

First Investors Covered Call Strategy Fund - All Classes	$316,984,789	28,133,028
Delaware Covered Call Strategy Fund - All Classes
Pro Forma Adjustments to Capitalization - All Classes	$0	0
Delaware Covered Call Strategy Fund - All Classes	$316,984,789	28,133,028

First Investors Equity Income Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Equity Income Fund - Class A	$498,833,996	53,828,772	$9.27
Delaware Equity Income Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Equity Income Fund - Class A	$498,833,996	53,828,772	$9.27

First Investors Equity Income Fund - Advisor Class	$78,538,799	8,411,812	$9.34
Delaware Equity Income Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Equity Income Fund - Institutional Class	$78,538,799	8,411,812	$9.34

First Investors Equity Income Fund - Institutional Class	$1,998,399	215,906	$9.26
Delaware Equity Income Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Equity Income Fund - R6 Class	$1,998,399	215,906	$9.26

First Investors Equity Income Fund – All Classes	$579,371,194	62,456,490
Delaware Equity Income Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Equity Income Fund – All Classes	$579,371,194	62,456,490

First Investors Global Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Global Fund - Class A	$356,080,363	49,752,928	$7.16
Delaware Covered Global Equity Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Global Equity Fund - Class A	$356,080,363	49,752,928	$7.16

First Investors Global Fund - Advisor Class	$227,833,091	30,869,277	$7.38
Delaware Global Equity Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Global Equity Fund - Institutional Class	$227,833,091	30,869,277	$7.38

First Investors Global Fund - Institutional Class	$3,284,654	441,929	$7.43
Delaware Global Equity Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Global Equity Fund - R6 Class	$3,284,654	441,929	$7.43

First Investors Global Fund – All Classes	$587,198,108	81,064,134
Delaware Global Equity Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Global Equity Fund – All Classes	$587,198,108	81,064,134

First Investors Growth & Income Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Growth & Income Fund - Class A	$1,505,650,398	80,241,475	$18.76
Delaware Growth and Income Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Growth and Income Fund- Class A	$1,505,650,398	80,241,475	$18.76

First Investors Growth & income Fund - Advisor Class	$143,755,117	7,595,435	$18.93
Delaware Growth and Income Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Growth and Income Fund - Institutional Class	$143,755,117	7,595,435	$18.93

First Investors Growth & Income Fund - Institutional Class	$8,418,596	446,564	$18.85
Delaware Growth and Income Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Growth and Income Fund - R6 Class	$8,418,596	446,564	$18.85

First Investors Growth & Income Fund – All Classes	$1,657,824,111	88,283,474
Delaware Growth and Income Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Growth and Income Fund – All Classes	$1,657,824,111	88,283,474

First Investors Hedged U.S. Equity Opportunities Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Hedged U.S. Equity Opportunities Fund - Class A	$76,399,415	6,550,370	$11.66
Delaware Hedged U.S. Equity Opportunities Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Hedged U.S. Equity Opportunities Fund - Class A	$76,399,415	6,550,370	$11.66

First Investors Hedged U.S. Equity Opportunities Fund - Advisor Class	$105,027,243	8,927,562	$11.76
Delaware Hedged U.S. Equity Opportunities Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Hedged U.S. Equity Opportunities Fund - Institutional Class	$105,027,243	8,927,562	$11.76

First Investors Hedged U.S. Equity Opportunities Fund - Institutional Class	$548,926	46,523	$11.80
Delaware Hedged U.S. Equity Opportunities Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Hedged U.S. Equity Opportunities Fund - R6 Class	$548,926	46,523	$11.80

First Investors Hedged U.S. Equity Opportunities Fund – All Classes	$181,975,584	15,524,455
Delaware Hedged U.S. Equity Opportunities Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Hedged U.S. Equity Opportunities Fund – All Classes	$181,975,584	15,524,455

First Investors International Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors International Fund - Class A	$254,908,513	17,200,088	$14.82
Delaware International Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware International Fund - Class A	$254,908,513	17,200,088	$14.82

First Investors International Fund - Advisor Class	$144,283,356	9,539,977	$15.12
Delaware International Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware International Fund - Institutional Class	$144,283,356	9,539,977	$15.12

First Investors International Fund - Institutional Class	$2,783,102	183,340	$15.18
Delaware International Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware International Fund - R6 Class	$2,783,102	183,340	$15.18

First Investors International Fund – All Classes	$401,974,971	26,923,405
Delaware International Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware International Fund – All Classes	$401,974,971	26,923,405

First Investors Opportunity Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Opportunity Fund - Class A	$943,677,938	26,216,450	$36.00
Delaware Opportunity Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Opportunity Fund - Class A	$943,677,938	26,216,450	$36.00

First Investors Opportunity Fund - Advisor Class	$151,156,650	4,101,535	$36.85
Delaware Opportunity Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Opportunity Fund - Institutional Class	$151,156,650	4,101,535	$36.85

First Investors Opportunity Fund - Institutional Class	$4,600,443	124,991	$36.81
Delaware Opportunity Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Opportunity Fund - R6 Class	$4,600,443	124,991	$36.81

First Investors Opportunity Fund – All Classes	$1,099,435,031	30,442,976
Delaware Opportunity Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Opportunity Fund – All Classes	$1,099,435,031	30,442,976

First Investors Premium Income Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Premium Income Fund - Class A	$60,448,829	5,945,826	$10.17
Delaware Premium Income Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Premium Income Fund - Class A	$60,448,829	5,945,826	$10.17

First Investors Premium Income Fund - Advisor Class	$63,243,380	6,214,656	$10.18
Delaware Premium Income Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Premium Income Fund - Institutional Class	$63,243,380	6,214,656	$10.18

First Investors Premium Income Fund - Institutional Class	$38,906	7,028	$5.54
Delaware Premium Income Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Premium Income Fund - R6 Class	$38,906	7,028	$5.54

First Investors Premium Income Fund – All Classes	$123,731,115	12,167,510
Delaware Premium Income Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Premium Income Fund – All Classes	$123,731,115	12,167,510

First Investors Select Growth Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Select Growth Fund - Class A	$557,067,882	45,022,170	$12.37
Delaware Growth Equity Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Growth Equity Fund - Class A	$557,067,882	45,022,170	$12.37

First Investors Select Growth Fund - Advisor Class	$203,091,694	16,054,196	$12.65
Delaware Growth Equity Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Growth Equity Fund - Institutional Class	$203,091,694	16,054,196	$12.65

First Investors Select Growth Fund - Institutional Class	$6,613,313	519,603	$12.73
Delaware Growth Equity Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Growth Equity Fund - R6 Class	$6,613,313	519,603	$12.73

First Investors Select Growth Fund – All Classes	$766,772,889	61,595,969
Delaware Growth Equity Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Growth Equity Fund – All Classes	$766,772,889	61,595,969

First Investors Special Situations Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Special Situations Fund - Class A	$512,210,506	20,524,292	$24.96
Delaware Special Situations Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Special Situations Fund - Class A	$512,210,506	20,524,292	$24.96

First Investors Special Situations Fund - Advisor Class	$130,646,785	5,157,185	$25.33
Delaware Special Situations Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Special Situations Fund - Institutional Class	$130,646,785	5,157,185	$25.33

First Investors Special Situations Fund - Institutional Class	$7,327,732	286,906	$25.54
Delaware Special Situations Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Special Situations Fund - R6 Class	$7,327,732	286,906	$25.54

First Investors Special Situations Fund – All Classes	$650,185,023	25,968,383
Delaware Special Situation Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Special Situations Fund – All Classes	$650,185,023	25,968,383

First Investors Total Return Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Total Return Fund - Class A	$828,821,963	45,827,643	$18.09
Delaware Total Return Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Total Return Fund - Class A	$828,821,963	45,827,643	$18.09

First Investors Total Return Fund - Advisor Class	$1,010,910	55,593	$18.18
Delaware Total Return Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Total Return Fund - Institutional Class	$1,010,910	55,593	$18.18

First Investors Total Return Fund - Institutional Class	$33,082,429	1,812,983	$18.25
Delaware Total Return Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Total Return Fund - R6 Class	$33,082,429	1,812,983	$18.25

First Investors Total Return Fund – All Classes	$862,915,302	47,696,219
Delaware Total Return Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Total Return Fund – All Classes	$862,915,302	47,696,219

First Investors Floating Rate Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Floating Rate Fund - Class A	$70,501,793	7,389,605	$9.54
Delaware Floating Rate II Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Floating Rate II Fund - Class A	$70,501,793	7,389,605	$9.54

First Investors Floating Rate Fund - Advisor Class	$159,109,125	16,665,564	$9.55
Delaware Floating Rate II Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Floating Rate II Fund - Institutional Class	$159,109,125	16,665,564	$9.55

First Investors Floating Rate Fund - Institutional Class	$26,471,801	2,774,526	$9.54
Delaware Floating Rate II Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Floating Rate II Fund - R6 Class	$26,471,801	2,774,526	$9.54

First Investors Floating Rate Fund – All Classes	$256,082,719	26,829,695
Delaware Floating Rate II Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Floating Rate II Fund – All Classes	$256,082,719	26,829,695

First Investors Fund For Income	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Fund For Income - Class A	$505,329,471	208,158,890	$2.43
Delaware Fund For Income - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Fund For Income - Class A	$505,329,471	208,158,890	$2.43

First Investors Fund For Income - Advisor Class	$80,263,864	33,084,205	$2.43
Delaware Fund For Income - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Fund For Income - Institutional Class	$80,263,864	33,084,205	$2.43

First Investors Fund For Income - Institutional Class	$36,666,427	15,028,711	$2.44
Delaware Fund For Income - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Fund For Income - R6 Class	$36,666,427	15,028,711	$2.44

First Investors Fund For Income – All Classes	$622,259,762	256,271,806
Delaware Fund For Income – All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Fund For Income – All Classes	$622,259,762	256,271,806

First Investors Government Cash Management Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Government Cash Management Fund - Class A	$177,585,610	177,585,610	$1.00
Delaware Government Cash Management Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Government Cash Management Fund - Class A	$177,585,610	177,585,610	$1.00

First Investors Government Cash Management Fund - Institutional Class	$1,019	1,019	$1.00
Delaware Government Cash Management Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Government Cash Management Fund - R6 Class	$1,019	1,019	$1.00

First Investors Government Cash Management Fund – All Classes	$177,586,629	177,586,629
Delaware Government Cash Management Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Government Cash Management Fund– All Classes	$177,586,629	177,586,629

First Investors International Opportunities Bond Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors International Opportunities Bond Fund - Class A	$49,290,939	5,730,554	$8.60
Delaware International Opportunities Bond Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware International Opportunities Bond Fund - Class A	$49,290,939	5,730,554	$8.60

First Investors International Opportunities Bond Fund - Advisor Class	$89,838,716	10,331,944	$8.70
Delaware International Opportunities Bond Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware International Opportunities Bond Fund - Institutional Class	$89,838,716	10,331,944	$8.70

First Investors International Opportunities Bond Fund - Institutional Class	$18,835,573	2,143,609	$8.79
Delaware International Opportunities Bond Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware International Opportunities Bond Fund - R6 Class	$18,835,573	2,143,609	$8.79

First Investors International Opportunities Bond Fund – All Classes	$157,965,228	18,206,107
Delaware International Opportunities Bond Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware International Opportunities Bond Fund– All Classes	$157,965,228	18,206,107

First Investors Investment Grade Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Investment Grade Fund - Class A	$387,909,177	41,153,496	$9.43
Delaware Investment Grade Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Investment Grade Fund - Class A	$387,909,177	41,153,496	$9.43

First Investors Investment Grade Fund - Advisor Class	$197,001,583	20,773,405	$9.48
Delaware Investment Grade Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Investment Grade Fund - Institutional Class	$197,001,583	20,773,405	$9.48

First Investors Investment Grade Fund - Institutional Class	$20,327,133	2,150,201	$9.45
Delaware Investment Grade Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Investment Grade Fund - R6 Class	$20,327,133	2,150,201	$9.45

First Investors Investment Grade Fund – All Classes	$605,237,893	64,077,102
Delaware Investment Grade Fund – All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Investment Grade Fund– All Classes	$605,237,893	64,077,102

First Investors Limited Duration Bond Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Limited Duration Bond Fund - Class A	$241,719,729	26,168,419	$9.24
Delaware Limited Duration Bond Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Limited Duration Bond Fund - Class A	$241,719,729	26,168,419	$9.24

First Investors Limited Duration Bond Fund - Advisor Class	$49,032,171	5,293,759	$9.26
Delaware Limited Duration Bond Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Limited Duration Bond Fund - Institutional Class	$49,032,171	5,293,759	$9.26

First Investors Limited Duration Bond Fund - Institutional Class	$37,562,648	4,048,640	$9.28
Delaware Limited Duration Bond Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Limited Duration Bond Fund - R6 Class	$37,562,648	4,048,640	$9.28

First Investors Limited Duration Bond Fund – All Classes	$328,314,548	35,510,818
Delaware Limited Duration Bond Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Limited Duration Bond Fund – All Classes	$328,314,548	35,510,818

First Investors Strategic Income Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Strategic Income Fund - Class A	$147,501,023	16,047,047	$9.19
Delaware Strategic Income II Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Strategic Income II Fund - Class A	$147,501,023	16,047,047	$9.19

First Investors Strategic Income Fund - Advisor Class	$830,284	90,455	$9.18
Delaware Strategic Income II Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Strategic Income II Fund - Institutional Class	$830,284	90,455	$9.18

First Investors Strategic Income Fund – All Classes	$148,331,307	16,137,502
Delaware Strategic Income II Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Strategic Income II Fund– All Classes	$148,331,307	16,137,502

First Investors Tax Exempt Income Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Tax Exempt Income Fund - Class A	$577,752,594	63,472,780	$9.10
Delaware Tax Exempt Income Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax Exempt Income Fund - Class A	$577,752,594	63,472,780	$9.10

First Investors Tax Exempt Income Fund - Advisor Class	$62,831,157	6,900,559	$9.11
Delaware Tax Exempt Income Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax Exempt Income Fund - Institutional Class	$62,831,157	6,900,559	$9.11

First Investors Tax Exempt Income Fund – Institutional Class	$3,777,203	416,170	$9.08
Delaware Tax Exempt Income Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax Exempt Income Fund - R6 Class	$3,777,203	416,170	$9.08

First Investors Tax Exempt Income Fund – All Classes	$644,360,954	70,789,509
Delaware Tax Exempt Income Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Tax Exempt Income Fund– All Classes	$644,360,954	70,789,509

First Investors Tax Exempt Opportunities Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Tax Exempt Opportunities Fund - Class A	$423,772,560	26,498,401	$15.99
Delaware Tax Exempt Opportunities Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax Exempt Opportunities Fund - Class A	$423,772,560	26,498,401	$15.99

First Investors Tax Exempt Opportunities Fund - Advisor Class	$21,317,391	1,330,756	$16.02
Delaware Tax Exempt Opportunities Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax Exempt Opportunities Fund - Institutional Class	$21,317,391	1,330,756	$16.02

First Investors Tax Exempt Opportunities Fund – Institutional Class	$7,555,446	472,943	$15.98
Delaware Tax Exempt Opportunities Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax Exempt Opportunities Fund - R6 Class	$7,555,446	472,943	$15.98

First Investors Tax Exempt Opportunities Fund – All Classes	$452,645,397	28,302,100
Delaware Tax Exempt Opportunities Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Tax Exempt Opportunities Fund– All Classes	$452,645,397	28,302,100

First Investors California Tax Exempt Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors California Tax Exempt Fund - Class A	$48,853,033	3,981,152	$12.27
Delaware Tax Free California II Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax Free California II Fund - Class A	$48,853,033	3,981,152	$12.27

First Investors California Tax Exempt Fund - Advisor Class	$7,446,845	608,152	$12.25
Delaware Tax Free California II Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax Free California II Fund - Institutional Class	$7,446,845	608,152	$12.25

First Investors California Tax Exempt Fund – Institutional Class	$6,512	532	$12.25
Delaware Tax Free California II Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax Free California II Fund - R6 Class	$6,512	532	$12.25

First Investors California Tax Exempt Fund – All Classes	$56,306,390	4,589,836
Delaware Tax Free California II Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Tax Free California II Fund– All Classes	$56,306,390	4,589,836

First Investors New Jersey Tax Exempt Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors New Jersey Tax Exempt Fund - Class A	$43,894,988	3,540,745	$12.40
Delaware Tax-Free New Jersey Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax Free New Jersey Fund - Class A	$43,894,988	3,540,745	$12.40

First Investors New Jersey Tax Exempt Fund - Advisor Class	$3,251,497	262,632	$12.38
Delaware Tax-Free New Jersey Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free New Jersey Fund - Institutional Class	$3,251,497	262,632	$12.38

First Investors New Jersey Tax Exempt Fund – Institutional Class	$6,506	526	$12.36
Delaware Tax-Free New Jersey Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free New Jersey Fund - R6 Class	$6,506	526	$12.36

First Investors New Jersey Tax Exempt Fund – All Classes	$47,152,991	3,803,903
Delaware Tax Fee New Jersey Fund– All Classes
Pro Forma Adjustments to Capitalization– All Classes	$0	0
Delaware Tax-Free New Jersey Fund– All Classes	$47,152,991	3,803,903

First Investors New York Tax Exempt Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors New York Tax Exempt Fund - Class A	$148,450,816	10,818,139	$13.72
Delaware Tax-Free New York II Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax Free New York II Fund - Class A	$148,450,816	10,818,139	$13.72

First Investors New York Tax Exempt Fund - Advisor Class	$11,139,582	811,200	$13.73
Delaware Tax-Free New York II Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free New York II Fund - Institutional Class	$11,139,582	811,200	$13.73

First Investors New York Tax Exempt Fund – Institutional Class	$6,420	467	$13.74
Delaware Tax-Free New York Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free New York II Fund - R6 Class	$6,420	467	$13.74

First Investors New York Tax Exempt Fund – All Classes	$159,596,818	11,629,806
Delaware Tax-Free New York II Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Tax-Free New York II Fund– All Classes	$159,596,818	11,629,806

First Investors Oregon Tax Exempt Fund	Net Assets	Shares	Net Asset Value
		Outstanding	Per Share
First Investors Oregon Tax Exempt Fund - Class A	$48,527,094	3,729,223	$13.01
Delaware Tax-Free Oregon Fund - Class A
Pro Forma Adjustments to Capitalization
Pro forma Combined Delaware Tax-Free Oregon Fund - Class A	$48,527,094	3,729,223	$13.01

First Investors Oregon Tax Exempt Fund - Advisor Class	$4,604,747	354,469	$12.99
Delaware Tax-Free Oregon Fund - Institutional Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free Oregon Fund - Institutional Class	$4,604,747	354,469	$12.99

First Investors Oregon Tax Exempt Fund - Class A	$6,410	494	$12.98
Delaware Tax-Free Oregon Fund - R6 Class
Pro Forma Adjustments to Capitalization
Delaware Tax-Free Oregon Fund - R6 Class	$6,410	494	$12.98

First Investors Oregon Tax Exempt Fund – All Classes	$53,138,251	4,084,186
Delaware Tax Free Oregon Fund – All Classes
Pro Forma Adjustments to Capitalization – All Classes	$0	0
Delaware Tax Free Oregon Fund – All Classes	$53,138,251	4,084,186

OWNERSHIP OF SHARES
Security Ownership of Large Shareholders
A list of the name, address and percent ownership of each person who, as of May 31, 2019, to the knowledge of each First Investors Fund, owned 5% or more of the outstanding shares of a class of such First Investors Fund can be found at Exhibit H.
Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding First Investors Fund and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.
Security Ownership of Management and Trustees
Information regarding the ownership of shares of the First Investors Funds by the Board of Trustees and executive officers of the First Investors Funds can be found at Exhibit H.
DISSENTERS’ RIGHTS
If the Agreement is approved at the Meeting with respect to a First Investors Fund, First Investors Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the First Investors Funds, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, First Investors Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).
SHAREHOLDER PROPOSALS
The First Investors Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the First Investors Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the First Investors Funds’ governing instruments.  A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a First Investors Fund hereafter called should send the proposal to the First Investors Fund at the First Investors Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.  If the proposed Agreement is approved and the corresponding Reorganization completed for a First Investors Fund, shareholders of such First Investors Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund.  The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting.  For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.
SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES
If a shareholder wishes to send a communication to the Board of Trustees of a First Investors Trust, or to a specified Trustee, the communication should be submitted in writing to the Secretary of the First Investors Funds at 40 Wall Street, New York, NY 10005, who will forward such communication as appropriate.
“HOUSEHOLDING”
It is the policy of the First Investors Funds to mail only one copy of this Joint Proxy Statement/Prospectus to all shareholders who share a single address and share the same last name, unless the Fund has received instructions to the contrary. If you would like to obtain an additional copy of this Joint Proxy Statement/Prospectus or a copy of the First Investors Fund’s most recent annual or semi-annual report to shareholders, free of charge, write to the Secretary of the First Investors Funds, 40 Wall Street, New York, NY 10005.  If you received a Proxy

Statement/Prospectus for each shareholder at your address and would like to receive a single copy in the future, please contact the Secretary as instructed above.
INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the First Investors Funds only, annual and semiannual reports filed by such First Investors Funds, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made.  The SEC file number of the registrant of each First Investors Fund’s registration statement, which contains the First Investors Fund’s prospectus and related SAI, is set forth on Exhibit A.  Such First Investors Fund prospectuses are incorporated herein by reference.  The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund’s prospectus and related SAIs, is set forth on Exhibit A.
Each Acquiring Fund and each First Investors Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549-2736, and at the following regional offices of the SEC:  Atlanta – 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – 701 Market Street, Suite 2000, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, DC 20549-2736, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

EXHIBIT A
FIRST INVESTORS FUNDS AND CLASSES AND CORRESPONDING ACQUIRING FUNDS AND CLASSES

PROPOSED REORGANIZATIONS
FIRST INVESTORS FUND	ACQUIRING FUND

First Investors Covered Call Strategy Fund	Delaware Covered Call Strategy Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Equity Income Fund	Delaware Equity Income Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Global Fund	Delaware Global Equity Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Growth & Income Fund	Delaware Growth and Income Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Hedged U.S. Equity Opportunities Fund	Delaware Hedged U.S. Equity Opportunities Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Opportunity Fund	Delaware Opportunity Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors International Fund	Delaware International Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Premium Income Fund	Delaware Premium Income Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Select Growth Fund	Delaware Growth Equity Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Special Situations Fund	Delaware Special Situations Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Total Return Fund	Delaware Total Return Fund
Class A	Class A

PROPOSED REORGANIZATIONS
FIRST INVESTORS FUND	ACQUIRING FUND
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Floating Rate Fund	Delaware Floating Rate II Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Fund For Income	Delaware Fund for Income
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Government Cash Management Fund	Delaware Government Cash Management Fund
Class A	Class A
Institutional Class	Class R6
First Investors International Opportunities Bond Fund	Delaware International Opportunities Bond Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Investment Grade Fund	Delaware Investment Grade Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Limited Duration Bond Fund	Delaware Limited Duration Bond Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Strategic Income Fund	Delaware Strategic Income II Fund
Class A	Class A
Advisor Class	Institutional Class
First Investors Tax Exempt Income Fund	Delaware Tax-Exempt Income Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Tax Exempt Opportunities Fund	Delaware Tax-Exempt Opportunities Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors California Tax Exempt Fund	Delaware Tax-Free California II Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors New Jersey Tax Exempt Fund	Delaware Tax-Free New Jersey Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6

PROPOSED REORGANIZATIONS
FIRST INVESTORS FUND	ACQUIRING FUND
First Investors New York Tax Exempt Fund	Delaware Tax-Free New York II Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6
First Investors Oregon Tax Exempt Fund	Delaware Tax-Free Oregon Fund
Class A	Class A
Advisor Class	Institutional Class
Institutional Class	Class R6

EXHIBIT B
PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS
FIRST INVESTORS TRUST/FUND	SEC FILE NUMBER	ACQUIRING TRUST/FUND	SEC FILE NUMBER

First Investors Equity Funds	033-46924	Delaware Group Equity Funds IV	033-00442
First Investors Covered Call Strategy Fund		Delaware Covered Call Strategy Fund
First Investors Equity Income Fund		Delaware Equity Income Fund
First Investors Global Fund		Delaware Global Equity Fund
First Investors Growth & Income Fund		Delaware Growth and Income Fund
First Investors Hedged U.S. Equity Opportunities Fund		Delaware Hedged U.S. Equity Opportunities Fund
First Investors Opportunity Fund		Delaware Opportunity Fund
First Investors International Fund		Delaware International Fund
First Investors Premium Income Fund		Delaware Premium Income Fund
First Investors Select Growth Fund		Delaware Growth Equity Fund
First Investors Special Situations Fund		Delaware Special Situations Fund
First Investors Total Return Fund		Delaware Total Return Fund

First Investors Income Funds	002-89287	Delaware Group Equity Funds IV	033-00442
First Investors Floating Rate Fund		Delaware Floating Rate II Fund
First Investors Fund For Income		Delaware Fund for Income
First Investors Government Cash Management Fund		Delaware Government Cash Management Fund
First Investors International Opportunities Bond Fund		Delaware International Opportunities Bond Fund
First Investors Investment Grade Fund		Delaware Investment Grade Fund
First Investors Limited Duration Bond Fund		Delaware Limited Duration Bond Fund
First Investors Strategic Income Fund		Delaware Strategic Income II Fund

First Investors Tax Exempt Funds	002-82572	Delaware Group Limited-Term Government Funds	002-75526
First Investors Tax Exempt Income Fund		Delaware Tax-Exempt Income Fund
First Investors Tax Exempt Opportunities Fund		Delaware Tax-Exempt Opportunities Fund
First Investors California Tax Exempt Fund		Delaware Tax-Free California II Fund

B-1

FIRST INVESTORS TRUST/FUND	SEC FILE NUMBER	ACQUIRING TRUST/FUND	SEC FILE NUMBER
First Investors New Jersey Tax Exempt Fund		Delaware Tax-Free New Jersey Fund
First Investors New York Tax Exempt Fund		Delaware Tax-Free New York II Fund
First Investors Oregon Tax Exempt Fund		Delaware Tax-Free Oregon Fund
B-2

EXHIBIT C
COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences
First Investors Covered Call Strategy Fund/Delaware Covered Call Strategy Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).
6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).
2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.
3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).
4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
6. Make personal loans or loans of its assets to persons who control or are
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.
The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Equity Income Fund/Delaware Equity Income Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Global Fund/Delaware Global Equity Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act,

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily
Acquiring Fund is nondiversified and will concentrate in the consumer staples sector.

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund is a “nondiversified” fund as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.
by the Fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.
First Investors Growth & Income Fund/Delaware Growth and Income Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Hedged U.S. Equity Opportunities Fund/Delaware Hedged U.S. Equity Opportunities Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell commodities or commodity contracts unless acquired as
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors International Fund/Delaware International Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any
Acquiring Fund is nondiversified and will concentrate in the consumer staples sector.

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund is a “nondiversified” fund as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.

First Investors Opportunity	1. Borrow money, except to the extent permitted by the 1940 Act, the	1. Make investments that will result in the concentration (as that term may be	None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences
Fund/Delaware Opportunity Fund
rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Premium Income Fund/Delaware Premium Income Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Select Growth Fund/Delaware Growth Equity Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Special Situations Fund/Delaware Special Situations Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences
disposition of restricted securities or in connection with investments in other investment companies.
First Investors Total Return Fund/Delaware Total Return Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans,
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Floating Rate Fund/Delaware Floating Rate II Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a)

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Fund For Income/Delaware Fund for Income
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b)

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Government Cash Management Fund/Delaware Government Cash Management Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry or group of industries; provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of agencies or instrumentalities, or in bank instruments.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

The Government Cash Management Fund may not purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.
securities issued by a minimum of 16 issuers.
First Investors International Opportunities Bond Fund/Delaware International Opportunities Bond Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

Note: The International Opportunities Bond Fund is non-diversified and thus, does not have an investment restriction on diversification.

assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Investment Grade Fund/Delaware Investment Grade Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Limited Duration Bond Fund/Delaware Limited Duration Bond Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S.
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.
securities issued by a minimum of 16 issuers.
First Investors Strategic Income Fund/Delaware Strategic Income II Fund
1. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies).

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Tax Exempt Income Fund/Delaware Tax-Exempt Income Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business

1. The Fund shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. The Fund shall not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. The Fund shall not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. The Fund shall not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

are secured by real estate or interests therein.

5. The Fund shall not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. The Fund shall not make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Tax Exempt Opportunities Fund/Delaware Tax-Exempt Opportunities Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or

1. The Fund shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. The Fund shall not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. The Fund shall not underwrite the securities of other issuers, except that
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. The Fund shall not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. The Fund shall not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. The Fund shall not make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors California Tax Exempt Fund/Delaware Tax–Free California II Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act,

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors New Jersey Tax Exempt Fund/Delaware Tax–Free New Jersey Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors New York Tax Exempt Fund/Delaware Tax–Free New York II Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

First Investors Oregon Tax Exempt Fund/Delaware Tax–Free Oregon Fund
1.  Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.  Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.  Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4. Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may
None

Fund Names	Fundamental Investment Restrictions for First Investors Fund [The Fund may not:]	Fundamental Investment Restrictions for Acquiring Fund [The Fund/Series shall not:]	Material Differences

guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

7. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

8. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

The Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

Additional Information Regarding the First Investors Income Funds’ and First Investors Equity Funds’ Investment Policies
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed.).  To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to the fundamental policy relating to making loans set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a Fund’s total assets.
Non-Fundamental Policies:

The Funds listed below have adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:

(1)          The Investment Grade Fund, Fund For Income and Total Return Fund may invest in credit-linked securities, provided that no more than 10% of each Fund’s net assets are invested in credit-linked securities.

(2)          The Investment Grade Fund and Total Return Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, each Fund will use the market value of a derivative instrument.

Additional Information Regarding the First Investors Tax Exempt Funds’ Investment Policies
The Tax Exempt Income Fund and Tax Exempt Opportunities Fund, under normal circumstances, will each invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.
Each of the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund, under normal circumstances, will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax, and any applicable state income tax for individual residents of the state listed in the name of the single state Fund.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed).  To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.
With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
With respect to the fundamental policy relating to making loans set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a fund’s total assets.
Non-Fundamental Policies:
Each Fund has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:
(1) Each Fund will not invest more than 20% of its net assets in derivatives in the aggregate.  For purposes of calculating this 20% limitation, each Fund will use the market value of a derivative instrument.
(2) Each Fund will not invest more than 10% of its net assets in inverse floaters.

EXHIBIT D
COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES AND RISKS

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
First Investors Covered Call Strategy Fund / Delaware Covered Call Strategy Fund
The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy). The Fund normally writes (sells) covered call options listed on ~~U.S.~~US exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income. The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Fund’s equity investments consist primarily of common stocks of large-size ~~U.S.~~US companies, certain of which may pay dividends, and ~~U.S.~~US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (~~“~~ADRs~~”~~))~~,~~ traded on ~~U.S.~~US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (~~“~~ETFs~~”~~) that track certain market indices, such as the S&P 500. The nature of the

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund normally writes (sells) covered call options listed on ~~U.S.~~US exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income. Call options written (sold) by the Fund generally have an exercise price above the market price of the underlying security at the time the option is written (sold).

The Fund’s equity investments consist primarily of common stocks of large-size ~~U.S.~~US companies, certain of which may pay dividends, and ~~U.S.~~US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (~~“~~ADRs~~”~~)), traded on a ~~U.S.~~US securities exchange. ADRs are receipts typically issued in connection with a ~~U.S.~~US or foreign bank or trust company which evidence ownership of underlying securities issued by a ~~non-U.S.~~non-US company. To a lesser extent, the
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s ~~subadviser~~sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace under-performing management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s

Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (~~“~~ETFs~~”~~) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund. The premium paid to the writer is consideration for undertaking the obligations under the option contract. The writer of a covered call option forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premiums which potentially provide some protection against the loss of capital if the underlying security declines in price. The Fund receives premium income from the writing of options.

In making investment decisions, the Fund’s ~~subadviser~~sub-advisor

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

portfolio and mitigate the impact of market declines. ~~The Fund’s subadviser~~ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ~~The subadviser~~ZCM writes call options based upon ~~the subadviser’s~~its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio reviews a variety of factors, including economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors and street research to appraise economic and market cycles.

In selecting investments, the Fund’s  ~~subadviser~~sub-advisor considers the following, among other criteria:
 a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Covered call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines. The Fund’s ~~subadviser~~sub-advisor considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in the issuer’s profitability such as through the loss of an exclusive patent or a

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

strong competitor entering the market and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an actual or expected decline in demand for the issuer’s products or services. The ~~subadviser~~sub-advisor writes call options based upon the ~~subadviser’s~~sub-advisor’s outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in the potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Information about the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Equity Income Fund / Delaware Equity Income Fund
The Fund invests, under normal circumstances, primarily in ~~dividend-paying stocks of~~ companies that the Fund believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. ~~The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies. The Fund may also invest in stocks of~~

The Fund invests, under normal circumstances, primarily in ~~dividend-paying stocks of~~ companies that the Fund believes are undervalued in the market relative to their long term potential.  ~~The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.~~

~~The Fund may also write (sell) covered call options on securities it holds in order to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.~~

The Acquiring Fund’s investment strategy is to invest in companies that the Fund believes are undervalued, but not necessarily dividend-paying stocks or stocks of companies that have the potential of paying dividends in the future.

The Acquiring Fund may not write (sell) covered call options on the securities it holds in order to generate income.

The Acquiring Fund is not required to diversify its assets among large-, mid- and small-size companies.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.~~

~~The Fund may write (sell) covered call options on the securities it holds to generate income. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.~~ The Fund generally uses a ~~"~~“bottom-up~~"~~” approach in attempting to identify stocks that are undervalued. This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a ~~company's~~company’s balance sheet, cash flow statements and competition within a ~~company's~~company’s industry. The Fund also assesses a ~~company's~~company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its

~~In selecting stocks, the Fund typically begins by identifying companies that pay dividends.~~  The Fund ~~then~~ analyzes companies that appear to be undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (~~“~~ETFs~~”~~) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.

The Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations include analysis of economic trends, interest rates and industry diversification.

The Fund normally will diversify

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
fundamentals have deteriorated or alternative investment opportunities become more attractive.
its assets ~~among dividend-paying stocks of large-, mid- and small-size companies.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.~~.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive. The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Global Fund / Delaware Global	The Fund invests in a ~~diversified~~ portfolio of common stocks of companies	The Fund invests in a ~~diversified~~ portfolio of common stocks of companies that are located	The Acquiring Fund is a non-diversified fund, unlike the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
Equity Fund
that are located throughout the world, including the United States. Although the Fund primarily invests in stocks of ~~U.S.~~US and foreign companies ~~that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets,~~ it may invest a significant amount in less-developed or emerging markets. The Fund may ~~also invest (to a lesser degree) in smaller size companies. At times the Fund may invest in forward foreign currency contracts in order to hedge against the currency exposure resulting from its investments in foreign securities, but it may choose not to for a variety of reasons, even under very volatile market conditions.~~rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-

throughout the world. ~~While the Fund attempts to maintain broad country diversification, under normal market conditions, it will allocate assets to at least three countries, including the United States.~~

~~The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization).  The Fund may also invest (to a lesser degree) in smaller size companies when it views them as attractive alternatives to the stocks of larger or more established companies.~~

~~The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets.~~  Although the Fund primarily invests in securities that trade in larger or more established markets, it also may invest a significant amount in less-developed or emerging markets where management believes there is significant opportunity ~~for growth of capital.  Under certain market conditions, the Fund may invest in forward foreign currency contracts in order to hedge against the currency exposure resulting from its investments in foreign securities. These investments may be significant at times.  Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market~~

First Investors Fund.

The investment strategy of the Acquiring Fund does not require the Fund to invest primarily in large- to medium-sized companies (measured by market capitalization) or at least three countries.

The Acquiring Fund may hold significant investments (25% or more of its assets) in a specific market sector.

As with the First Investors Fund, the Acquiring Fund seeks long-term capital growth through research-driven investment processes; however, the factors considered by the Acquiring Fund to choose investments to achieve this objective differ from those taken into account by the First Investors Fund.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company is creating value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, low debt levels, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. In addition, these businesses will typically have identifiable triggers that unlock their underlying value within their operation, capital structure, or in the market environment itself. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team only invests in companies once they can be bought within an adequate safety margin.~~The Fund uses fundamental research and analysis to identify~~

~~conditions.~~. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

~~The Fund uses fundamental research and analysis to identify prospective investments.  Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model.~~
The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company is creating value, including the associated risks. Businesses identified as attractive are likely to display

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~prospective investments. Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model. Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.~~

~~A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.~~

~~The Fund may engage in active and frequent trading, which may result in high portfolio turnover.~~

one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, low debt levels, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. In addition, these businesses will typically have identifiable triggers that unlock their underlying value within their operation, capital structure, or in the market environment itself. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team only invests in companies once they can be bought within an adequate safety margin.

~~Once the purchase candidates for the Fund are identified, the portfolio construction process begins.  In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.  The total risk of the Fund is monitored at this point in the portfolio construction~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~process.~~

~~Every company in the portfolio is monitored to ensure its fundamental attractiveness.  A stock may be sold if in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.~~

~~The Fund may engage in active and frequent trading, which may result in high portfolio turnover.~~
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.
~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
First Investors Growth & Income Fund / Delaware Growth and Income Fund
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. Some but not all of the companies the Fund invests in may regularly pay dividends.

~~The Fund may write (sell) covered call options on the securities it holds to generate income. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.~~

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and ~~thereafter~~also focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in large-size companies and may invest in small- and mid- size companies as well. Some of the companies the Fund invests in may pay dividends, however not all will.

~~The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.~~

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and ~~thereafter~~also focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization. In deciding whether to buy or sell securities, the Fund considers, among other things, an issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The Fund may sell a security if it
The Acquiring Fund may not write (sell) call options on the securities it holds to generate income

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

and the issuer’s valuation relative to its fundamentals and peers.

The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objectives. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Hedged U.S. Equity Opportunities Fund / Delaware Hedged U.S. Equity Opportunities Fund
The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of

The Fund will seek to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

its net assets (plus any borrowings for investment purposes) in equity securities of ~~U.S.~~US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy). The Fund defines ~~U.S.~~US issuers to include: (1) issuers that are incorporated or headquartered in the ~~U.S.~~US; (2) issuers whose securities are principally traded in the ~~U.S.~~US; (3) issuers with a majority of their business operations or assets in the ~~U.S.~~US; and (4) issuers who derive a majority of their revenues or profits from the ~~U.S~~US. To a lesser extent, the Fund also may invest in the equity securities of foreign issuers, including emerging market issuers. The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives. The Fund may engage in active and frequent trading which may result in high portfolio turnover.

Wellington Management Company LLP (Wellington Management), the Fund’s ~~subadviser (“Wellington Management”)~~sub-advisor, allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (~~“~~underlying styles~~”~~) to create a portfolio with broad purposes) in equity securities of ~~U.S.~~US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines ~~U.S.~~US issuers to include: (1) issuers that are incorporated or headquartered in the ~~U.S.~~US; (2) issuers whose securities are principally traded in the ~~U.S.~~US; (3) issuers with a majority of their business operations or assets in the ~~U.S.~~US; and (4) issuers who derive a majority of their revenues or profits from the ~~U.S~~US. To a lesser extent, the Fund also may invest in the equity securities of foreign issuers, including emerging market issuers. The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives.

Wellington Management Company LLP (Wellington Management), the Fund’s ~~subadviser (“Wellington Management”)~~sub-advisor, allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (~~“~~underlying styles~~”~~) to create a portfolio with broad market exposure.

Wellington Management allocates

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

market exposure.

Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility. The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes. The the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility. The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share”(i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes. The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style have complete

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles. As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund responsibility and discretion for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques, and analyze factors, including business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other issuer metrics.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts. To reduce the Fund’s risk of loss due to a sharp decline in the value of the general equity market, the Fund may purchase put options on equity indices with respect to a substantial portion of the value of its common stock holdings. In order to help mitigate the cost of these investments or for other reasons, the Fund may sell call options and put options.

The purchaser of a put option, in exchange for paying a premium to the seller, has the right to sell the option’s underlying asset in the event the value of the underlying

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
from losses resulting from a single investment or group of investments held by the Fund. The Fund may invest in cash and cash equivalents.
asset falls below the exercise price of the put option. Any put options sold by the Fund typically would have a lower exercise price than put options purchased by the Fund. The purchaser of a call option, in exchange for paying a premium to the seller, has the right to buy the option’s underlying asset in the event the value of the underlying asset rises above the exercise price of the call option.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles. As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund. By combining the underlying styles and Wellington Management’s derivatives strategy, the Fund seeks to generate attractive total returns with downside equity market protection.

The Fund may engage in active and frequent trading which may result in high portfolio turnover.

The Fund may invest in cash and cash equivalents.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information about the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors International Fund / Delaware International Fund
The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Fund may also invest in companies based in the United States. The Fund ~~primarily relies~~may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. ~~The Fund may consider a company to be located in a particular country even if it is not domiciled in, or have its principal place of business in, that country if at least 50% of its assets are in, or it expects to derive at least 50%~~

The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Fund may also invest in companies based in the United States. The Fund ~~primarily relies~~may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund ~~may consider a company to be located in a particular country even if it is not domiciled in, or have its principal place of business in, that country if at least 50% of its assets are in, or it expects to derive at least 50% of its total revenue or profits from, goods or services produced in or sales~~

The Acquiring Fund is a non-diversified fund, unlike the First Investors Fund.

The investment strategy of the Acquiring Fund does not require the Fund to invest primarily in large- to medium-sized companies (measured by market capitalization) or to limit the number of issuers held by the fund.

As with the First Investors Fund, the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~of its total revenue or profits from, goods or services produced in or sales made in that country.~~

~~The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies. The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions. The Fund may invest significantly in emerging or developing markets.~~ Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company is creating value, including the associated risks. Businesses identified as

~~made in that country.~~is a nondiversified fund.

~~The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers.~~  The Fund may invest significantly in emerging or developing markets ~~such as India and Brazil~~, and the Fund may focus its investments in companies located in or tied economically to particular countries or regions.
~~The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.~~

~~The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that~~

Acquiring Fund seeks long-term capital growth through research-driven investment processes; however, the factors considered by the Acquiring Fund to choose investments to achieve this objective differ from those taken into account by the First Investors Fund.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, low debt levels, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. In addition, these businesses will typically have identifiable triggers that unlock their underlying value within their operation, capital structure, or in the market environment itself. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team only invests in companies once they can be bought within an adequate safety margin.~~The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others. It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance~~

~~investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.~~

~~In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.~~

~~The Fund may enter into spot currency trades (i.e., for cash at the spot rate prevailing in the foreign currency market) in connection with the settlement of transactions in securities traded in foreign currency.~~  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~and enjoy possible long-term economic prospects. The subadviser also seeks to generate greater returns by investing in securities at a price below what it believes to be the company’s intrinsic worth.~~

~~In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.~~

adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company is creating value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, low debt levels, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. In addition, these businesses will typically have identifiable triggers that unlock their underlying value within their operation, capital structure, or in the market environment itself. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team only invests in companies once they can be bought within an adequate safety margin.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market,

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Opportunity Fund / Delaware Opportunity Fund
The Fund invests primarily in ~~mid- and small-size~~mid-size companies that the ~~Fund’s investment adviser, Foresters Investment Management Company, Inc.,~~Manager believes offer ~~strong growth opportunities~~attractive valuation and quality characteristics. The Fund also may invest in exchange-traded funds (~~“~~ETFs~~”~~) to gain exposure to such securities. The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses

The Fund invests primarily in  ~~mid- and small-size~~mid-size companies that the ~~Fund’s Adviser~~Manager believes offer ~~strong growth opportunities~~attractive valuation and quality characteristics. The Fund also may invest in exchange-traded funds (~~“~~ETFs~~”~~) to gain exposure to such securities. The Fund may continue to hold stocks of ~~mid- and small-size~~mid-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that the ~~Adviser~~Manager believes

The Acquiring Fund invests primarily in mid-size companies rather than mid- and small-size companies.

The Acquiring Fund invests in companies the Manager believes offer attractive valuation and quality characteristics rather than companies the Manager believes offer strong growth opportunities.

Similarly, above average earnings

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management;  ~~above-average earnings growth potential;~~ and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

have one or more of the following: a strong balance sheet; experienced management~~; above-average earnings growth potential~~; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-
growth potential is not a factor used by the Manager to select investments for the Acquiring Fund.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.
First Investors Premium Income Fund / Delaware Premium Income Fund
The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets. Typically, all of the call options written (sold) by the Fund are expected to be “in the money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the underlying security during the option period. An “in the money” call option means that its exercise price is below the current market price of the underlying security. The Fund receives premiums for writing covered call options as consideration for undertaking the obligations under the option contracts.

The Fund will normally write (sell) covered call options listed on ~~U.S.~~US exchanges on

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets. Typically, all of the call options written (sold) by the Fund are expected to be “in the money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the underlying security during the option period. An “in the money” call option means that its exercise price is below the current market price of the underlying security. The Fund receives premiums for writing covered call options as consideration for undertaking the obligations under the option contracts.

The Fund will normally write (sell) covered call options listed on ~~U.S.~~US exchanges on the equity securities held by the Fund. The Fund’s equity investments will consist primarily of common stocks of large-size ~~U.S.~~US
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

the equity securities held by the Fund. The Fund’s equity investments will consist primarily of common stocks of large-size ~~U.S.~~US companies, certain of which may pay dividends, and ~~U.S.~~US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (~~“~~ADRs~~”~~)), traded on ~~U.S.~~US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (~~“~~ETFs~~”~~) that track certain market indices, such as the S&P 500. The Fund’s covered call writing strategy is intended to generate income rather than keep pace with the equity markets. As a result, the Fund may underperform equity markets. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s ~~subadviser~~sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in companies, certain of which may pay dividends, and ~~U.S.~~US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (~~“~~ADRs~~”~~)), traded on ~~U.S.~~US securities exchanges. ADRs are receipts typically issued in connection with a ~~U.S.~~US or foreign bank or trust company which evidence ownership of underlying securities issued by a ~~non-U.S.~~non-US company. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (~~“~~ETFs~~”~~) that track certain market indices, such as the S&P 500. The Fund’s covered call writing strategy is intended to generate income rather than keep pace with the equity markets. As a result, the Fund may underperform equity markets. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In making investment decisions, the Fund’s ~~subadviser~~sub-advisor reviews a variety of factors, including economic data, Federal Reserve policy, fiscal policy, inflation and interest rates, commodity pricing, sector, industry and security issues, regulatory factors and street research to appraise economic and market cycles.

In selecting investments, the Fund’s  ~~subadviser~~sub-advisor considers the following, among other criteria: a) companies in an industry with a large market share

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

industry environment; and d) companies that are out of favor. ~~The Fund’s subadviser~~ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; d) an industry-wide decrease in demand for an issuer’s products or services; or e) unattractive call premiums. ~~The subadviser~~ZCM writes call options based upon ~~the subadviser’s~~its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. The Fund’s ~~subadviser~~sub-advisor considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in the issuer’s profitability such as through the loss of an exclusive patent or a strong competitor entering the market and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; d) an actual or expected decline in demand for the issuer’s products or services; or e) unattractive call premiums. The ~~subadviser~~sub-advisor writes call options based upon the ~~subadviser’s~~sub-advisor’s outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. The writing of covered call options may result in frequent

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

trading and a high portfolio turnover rate.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Select Growth Fund / Delaware Growth Equity Fund
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s ~~subadviser~~sub-advisor, Smith Asset Management Group, L.P. (~~“~~Smith~~”~~), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it

The Fund invests in a portfolio of approximately 40-45 common stocks that ~~the Fund’s subadviser,~~ Smith Asset Management Group, L.P. (~~“~~Smith~~”~~)~~,~~ believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. Smith considers four primary factors when conducting the risk control and valuation screens. Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

and competitive positioning. The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Special Situations Fund / Delaware Special Situations Fund
The Fund invests primarily in common stocks of small-size companies that the ~~Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that the Fund’s adviser~~Manager believes makes them undervalued relative to their long-term potential~~. Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes~~. The Fund may invest in stocks of mid-size or large companies. The Fund also may invest in exchange-traded funds (~~“~~ETFs~~”~~) to gain exposure to stocks and in real estate investment trusts (~~“~~REITs~~”~~).

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses

The Fund invests primarily in common stocks of small-size companies that the  ~~Fund’s adviser believes are undervalued, and generally invests in companies that are experiencing a “special situation” that the Adviser~~Manager believes makes them undervalued relative to their long-term potential~~.  Developments creating special situations may include mergers, spin-offs, litigation resolution, new products, or management changes~~. Although the Fund normally invests in stocks of smaller size companies, the Fund may also invest in stocks of mid-size or large companies. The Fund also may invest in exchange-traded funds (~~“~~ETFs~~”~~) to gain exposure to stocks, and in real estate investment trusts (~~“~~REITs~~”~~).

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies

The Acquiring Fund will not generally invest in stocks of companies that are undervalued as a result of their experiencing a special situation, such as a merger, spin-off, litigation, etc.

Above-average earnings growth potential is not a factor used by the Manager to select investments for the Acquiring Fund.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management;  ~~above-average earnings growth potential;~~ and stocks that are attractively priced.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

that have one or more of the following: a strong balance sheet; experienced management; ~~above-average earnings growth potential;~~ and stocks that are attractively priced.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund may, at times, engage in short-term trading, which could produce higher portfolio turnover, transaction costs, result in taxable distributions and may result in a lower total return for the Fund.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Total Return Fund / Delaware Total Return Fund
The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments. Derivatives are included for the purposes of these allocations.

In connection with the determination of the Fund’s allocation ranges,  ~~Foresters Investment Management Company, Inc. (“Adviser”)~~the Manager considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the ~~Adviser~~Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges are actively monitored by the Fund’s portfolio managers and may change due to, among other things, market fluctuations or reallocation decisions by the portfolio managers.

The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments. Derivatives are included for the purpose of these allocations.

In connection with the determination of the Fund’s allocation ranges, ~~Foresters Investment Management Company, Inc. (“Adviser”)~~the Manager, considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the ~~Adviser~~Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges are actively monitored by the Fund’s portfolio managers and may change due to, among other things, market fluctuations or reallocation decisions by the portfolio manager. Reallocations outside of the above ranges are expected to occur infrequently. The

None.  (Please note that the restrictions related to credit-linked securities and derivatives that appear to have been added to the Acquiring Fund’s investment strategies are found in the First Investors Fund’s SAI instead of the prospectus.)

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

Reallocations outside of the above ranges are expected to occur infrequently.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the  ~~Adviser~~Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds,  ~~U.S. Government~~US government securities, ~~U.S.~~US government sponsored enterprise securities, which may not be backed by the full faith and credit of the ~~U.S.~~US government and mortgage-backed and other asset-backed securities. The ~~Adviser~~Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The ~~Adviser~~Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

~~Adviser~~Manager selects investments in common stocks based on their potential for capital growth, current income or both. The ~~Adviser~~Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends. The ~~Adviser~~Manager will normally diversify the Fund’s stock holdings among stocks of large-, mid- and small-size companies.

The ~~Adviser~~Manager selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The ~~Adviser~~Manager will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, ~~U.S. Government~~US government securities, ~~U.S. Government-sponsored~~US government-sponsored enterprise securities, which may not be backed by the full faith and credit of the ~~U.S. Government~~US government, and mortgage-backed and other asset-backed securities.

The  ~~Adviser~~Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

~~To a lesser extent, the~~The Fund may also ~~invests~~invest in high yield, below investment grade

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~To a lesser extent, the~~The Fund may also ~~invests~~invest in high yield, below investment grade corporate bonds (commonly known as ~~“~~high yield~~”~~ or “junk bonds”)~~. The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund~~. High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by ~~S&P Global Ratings~~Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. ~~Muzinich~~The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, ~~Muzinich~~the Manager primarily focuses on investments it believes can generate attractive and consistent income. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

In addition, the

corporate bonds (commonly known as ~~“~~high yield~~”~~ or “junk bonds”)~~.  The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund~~. High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P ~~Global Ratings~~ as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. The Fund may also be exposed to high yield securities through the ~~Adviser’s~~Manager’s investments in exchange-traded funds (~~“~~ETFs~~”~~). The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. ~~Muzinich~~The Manager primarily focuses on investments it believes can generate attractive and consistent income. In addition, ~~Muzinich~~the Manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although ~~Muzinich~~the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Adviser~~Manager may also invest in exchange-traded funds (~~“~~ETFs~~”~~) that could expose the Fund to high yield securities.

The Fund may also invest in  ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates.

The Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative investment.

Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio ~~manager’s~~managers’ expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund may also invest in ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates.

The Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative investment.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Floating Rate Fund / Delaware Floating Rate II Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds (80% policy). Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in  ~~U.S.~~US dollar denominated senior secured floating rate loans and/or bonds. A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire floating rate loans as assignments from

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (typically annually or more frequently). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a ~~U.S.~~US bank’s prime or base rate, the overnight federal funds rate, or another rate. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in  ~~U.S.~~US dollar denominated senior secured floating rate loans and/or bonds. A
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

lenders.

The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as  ~~“~~high-yield~~”~~ or “junk” bonds) that the ~~subadviser~~Manager believes have attractive risk/reward characteristics and which are issued by ~~U.S.~~US corporations and/or foreign corporations in ~~U.S.~~US dollars. The Fund generally invests in below investment grade securities that are rated from BB+ to B- by Standard & Poor’s (S&P ~~Global Ratings~~), Ba1 through B3 by Moody’s Investors Service, Inc., or which are deemed to be of equivalent credit quality by the ~~subadviser~~Manager. To a lesser extent, the Fund may invest in below investment grade securities below these ranges. The Fund will primarily invest in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.

The  ~~subadviser~~Manager generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations. Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates. In general, the senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire floating rate loans as assignments from lenders.

The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as  ~~“~~high-yield~~”~~ or “junk” bonds) that the ~~subadviser~~Manager believes have attractive risk/reward characteristics and which are issued by ~~U.S.~~US corporations and/or foreign corporations in ~~U.S.~~US dollars. The ~~subadviser~~Manager generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations. Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates. In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares. The ~~subadviser~~Manager believes that the Fund’s short duration approach potentially reduces the risk to the portfolio if interest rates rise.

As part of the Fund’s below investment grade debt instruments investment strategy, the  ~~subadviser~~Manager generally invests in instruments that are rated BB+ through B- by S&P ~~Global~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares. The ~~subadviser~~Manager believes that the Fund’s short duration approach potentially reduces interest rate risk.

Although the  ~~subadviser~~Manager will consider ratings assigned by ratings agencies in selecting floating rate loans and/or bonds, it relies principally on its own research and analysis. The ~~subadviser~~Manager selects a loan and/or bond based on a bottom-up evaluation of each company and each loan or security. The ~~subadviser~~Manager considers both company-specific quantitative and qualitative factors, including: a company’s managerial strength and commitment to debt repayment; anticipated cash flow; debt maturity schedules; borrowing requirements; use of borrowing proceeds; asset coverage; earnings prospects; applicable legislation, regulation, or litigation; and the strength and depth of the protections afforded to the lender through the documentation governing the bank loan or bond issuance.

The Fund may sell a holding when it has fulfilled the portfolio managers’ expectations, no longer offers

~~Ratings~~ or Ba1 through B3 by Moody’s Investors Service, Inc., or an equivalent quality rating from another nationally recognized statistical ratings organization, or which are deemed to be of equivalent credit quality by the ~~subadviser~~Manager. To a lesser extent, the Fund may invest in securities below these ranges. Bank loans (which are types of floating rate instruments) are a form of financing for corporations that (1) are typically secured by specific collateral or assets of the issuer or borrower, (2) will usually have claims senior to those of other parties who hold unsecured instruments, and (3) will feature interest rates that adjust or “float” periodically (generally with reference to a base lending rate such as LIBOR, plus a premium). The Fund primarily invests in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.

Although the  ~~subadviser~~Manager will consider ratings assigned by ratings agencies in selecting loans and/or bonds, it relies principally on its own research and investment analysis. By applying a rigorous bottom-up evaluation of each company and each loan or security in the Fund’s portfolio, the ~~subadviser~~Manager seeks to reduce the risk of default inherent in such high yield securities. The ~~subadviser~~Manager believes that by diversifying the Fund’s portfolio securities, the impact of potential default can be reduced. The ~~subadviser~~Manager

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a loan or bond (or related securities) after a default.

considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy. Some of the factors the Fund may consider include: the overall economic outlook; the outlook for an issuer’s industry and an issuer’s competitive position therein; a company’s managerial strength and commitment to debt repayment; a company’s anticipated cash flow; a company’s debt maturity schedules; a company’s borrowing requirements; a company’s use of borrowing proceeds; a company’s asset coverage; a company’s earnings prospects; impacting legislation, regulation, or litigation; and the strength and depth of the protections afforded the lender through the documentation governing the bank loan or bond issuance.

The Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Fund For Income / Delaware Fund for Income
The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as ~~“~~high yield~~”~~ or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by ~~S&P Global Ratings~~Standard and Poor’s as well as unrated bonds that are determined by the Fund to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Fund may also invest in other high yield debt securities, such as assignments of

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as ~~“~~high yield~~”~~ or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P ~~Global Ratings~~ as well as unrated bonds that are determined by the Fund to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

syndicated bank loans (also known as “floating rate loans”).

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio  ~~manager’s~~managers’ expectations. It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

because of financial problems, special purpose entities that are used to finance capital investment, sales or leases of equipment, loans or other programs and firms with heavy debt loads. High yield securities may be backed by receivables or other assets. The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”).

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund may sell a bond when it shows

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

deteriorating fundamentals or it falls short of the portfolio manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Government Cash Management Fund / Delaware Government Cash Management Fund
The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets ~~in~~in (i)

The Fund intends to operate as a “government money market fund” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ~~(“1940 Act”)~~. The Fund will invest at least 99.5% of its total assets ~~in~~in (i)
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~U.S.~~US government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or ~~U.S.~~US government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in ~~U.S.~~US government securities and repurchase agreements collateralized fully by cash or ~~U.S.~~US government securities~~.  U.S.~~ (80% policy). US government securities include: ~~U.S.~~US Treasury bills and notes; obligations issued by the ~~U.S.~~US government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the ~~U.S.~~US Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the ~~U.S.~~US government, its agencies or instrumentalities, including the Government National Mortgage Association. The Fund may invest in fixed, variable and floating rate instruments. The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is

~~U.S.~~US government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or ~~U.S.~~US government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in ~~U.S.~~US government securities and repurchase agreements collateralized fully by cash or ~~U.S.~~US government securities (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. ~~U.S.~~US government securities include: ~~U.S.~~US Treasury bills and notes; other obligations that are issued by the ~~U.S.~~US government, its agencies or instrumentalities, including securities that are issued by entities chartered by Congress but whose securities are neither issued nor guaranteed by the ~~U.S.~~US Treasury, including the Federal National Mortgage Association (~~“~~Fannie Mae~~”~~), Federal Home Loan Mortgage Corporation (~~“~~Freddie Mac~~”~~), Federal Home Loan Banks and Federal Farm Credit Banks; and obligations that are issued by issuers that are guaranteed as to principal or interest by the ~~U.S.~~US government, its agencies or instrumentalities, including the Government National Mortgage Association. The Fund may invest in fixed, variable and floating rate instruments.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (~~“~~NAV~~”~~) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

The Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements applicable to a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund will invest only in securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of the Fund will not exceed 60 and 120 days, respectively. The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value per share price.

The Fund will only purchase securities that have been determined to present minimal credit risk. In making such a determination, the Fund may consider the credit ratings assigned to securities by ratings services. If, after purchase, the credit quality of an investment deteriorates, the ~~Fund’s investment adviser~~Manager or, where required by applicable law and regulations, the Fund’s Board of Trustees, will decide whether the investment should be held or sold. All portfolio instruments purchased by the Fund will be denominated in ~~U.S.~~US dollars.

“Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

gates. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time and currently has no intention of doing so.

~~Information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors International Opportunities Bond Fund / Delaware International Opportunities Bond Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy). For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will notify shareholders at least 60 days before making any changes to this 80% policy. For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes,

The Acquiring Fund is a diversified fund, unlike the First Investors Fund.

The investment strategy of the Acquiring Fund does not include a minimum number of countries to be represented by the issuers held by the fund or an expected range for the weighted average duration of the Fund’s portfolio.

As with the First Investors Fund, the Acquiring Fund seeks total return

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds~~”~~.” The Fund may invest in fixed-rate and floating-rate securities.

The Fund will primarily invest its assets in debt securities (including fixed-rate and floating-rate securities) of issuers located in developed countries outside of the United States. An issuer is considered by the  ~~subadviser~~Manager to be located in a developed country if such issuer meets certain criteria of the ~~subadviser. Any country that, at the time a security is purchased, has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the FTSE World Government Bond Index will be considered a developed country~~Manager. The Fund may also invest in emerging markets. The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities. ~~Investment grade securities are securities~~

debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds”. The Fund may invest in fixed-rate and floating rate securities. The Fund will primarily invest its assets in debt securities (including fixed-rate and floating rate securities) of issuers located in developed countries outside of the United States. The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds. To a lesser extent, the Fund may invest in emerging markets.

~~Any country that, at the time a security is purchased, has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the FTSE World Government Bond Index will be considered a developed country.~~  An issuer is considered by the ~~subadviser~~Manager to be located in a developed country if such issuer meets one or more of the following criteria: has a class of its securities listed in a developed country; is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in a developed country; derives 50% or more of its total revenue from goods consisting of income and capital appreciation; however, the factors considered by the Acquiring Fund to choose investments to achieve this objective differ from those taken into account by the First Investors Fund.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.~~

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure. The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes. These investments may be significant at times. Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions. ~~The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.~~

~~The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years, but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets~~

produced, sales made or services provided in one or more developed countries; or maintains 50% or more of its assets in one or more developed countries.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.  ~~Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the subadviser to be of comparable credit quality.  The Fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries.~~

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure. The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes. These investments may be significant at times. Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

~~The subadviser follows a top-down value-driven process to investing and therefore seeks to identify relative value in the international bond markets.  The subadviser defines as undervalued those markets where it believes real interest rates are high and the currency~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~where it believes real interest rates are high and the currency is undervalued with potential to appreciate. The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions, as well as secular economic and political trends, provide the best opportunity for declining interest rates and a return to lower real rates over time. The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.~~The Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. In selecting securities, the Manager evaluates the overall investment opportunities and risks in individual national economies. The Manager analyzes the business cycle in developed countries, and analyzes political factors and exchange rates in emerging market countries. The Manager considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for

~~is undervalued with potential to appreciate.  The subadviser will concentrate investments in those undervalued markets where it believes cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time.  The subadviser believes that such economic conditions provide the best potential to achieve capital appreciation.~~
The Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. In selecting securities, the Manager evaluates the overall investment opportunities and risks in individual national economies. The Manager analyzes the business cycle in developed countries, and analyzes political factors and exchange rates in emerging market countries. The Manager considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities. The Manager may sell a security if the team believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons. The Manager focuses on investments denominated in foreign currencies that compare favorably to the US dollar. These factors may vary in particular cases and may change over time.
~~The Fund is non-diversified.~~

its interest rate, yield, maturity, any call features and value relative to other securities. The Manager may sell a security if the team believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons. The Manager focuses on investments denominated in foreign currencies that compare favorably to the U.S. dollar. These factors may vary in particular cases and may change over time.

~~The weighted average duration of the Fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the subadviser’s outlook for interest rates and the potential for capital gains.  Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of ten years, its value can be expected to fall about 10% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 10% if interest rates fall by 1%.  As a result, prices of securities with~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.  Duration is typically not equal to maturity.~~

~~The Fund is non-diversified.~~

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Investment Grade Fund / Delaware	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for	The Acquiring Fund may use derivatives for defensive

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
Investment Grade Fund
borrowings for investment purposes) in investment grade debt securities (80% policy). Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (~~“~~Moody’s~~”~~) or S&P ~~Global Ratings (“S&P”)~~ or that are unrated but determined by the ~~Fund’s investment adviser, Foresters Investment Management Company, Inc. (“Adviser”),~~Manager to be of equivalent quality.

The Fund primarily invests in investment grade corporate bonds. The Fund may also invest in other investment grade securities, including securities issued or guaranteed by the  ~~U.S. Government or U.S. Government-sponsored~~US government or US government-sponsored enterprises (some of which are not backed by the full faith and credit of the ~~U.S. Government~~US government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the ~~Adviser~~Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The ~~Adviser~~Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The ~~Adviser~~Manager usually investment purposes) in investment grade debt securities (80% policy). The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s ~~Investors Service, Inc. (“Moody’s”)~~ or S&P ~~Global Ratings (“S&P”)~~ or that are unrated but determined by the Fund’s ~~Adviser~~Manager to be of equivalent quality. The Fund will not necessarily sell an investment if its rating is reduced.

The Fund invests primarily in investment grade corporate bonds. The Fund may also invest in other investment grade securities, including securities issued or guaranteed by the  ~~U.S. Government or U.S. Government-sponsored~~US government or US government-sponsored enterprises (some of which are not backed by the full faith and credit of the ~~U.S. Government~~US government) and investment grade mortgage-backed and other asset-backed securities. The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the ~~Adviser’s~~Manager’s outlook for interest rates, economic forecasts and market conditions. In selecting investments, the ~~Adviser~~Manager considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification. The Acquiring Fund will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager for the Acquiring Fund also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The ~~Adviser~~Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as  ~~“~~high yield~~”~~ or “junk bonds”)~~. The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadvisor to manage this portion of the Fund~~. High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. ~~Muzinich~~The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, ~~Muzinich~~the Manager primarily focuses on investments it believes can generate attractive and consistent income. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio ~~manager’s~~managers’ expectations. In addition, the quality, debt levels, industry characteristics and management strength. The ~~Adviser~~Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The ~~Adviser~~Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.

The  ~~Adviser~~Manager may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as ~~“~~high yield~~”~~ or “junk bonds”)~~. The Adviser has retained Muzinich & Co, Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund~~. High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. The Fund may also be exposed to high yield securities through the ~~Adviser’s~~Manager’s investments in exchange traded funds (~~“~~ETFs~~”~~).

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Adviser~~Manager may also invest in exchange-traded funds (~~“~~ETFs~~”~~) that could expose the Fund to high yield securities.

The Fund may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Fund expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity.

The Fund may also invest in  ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets.   ~~Muzinich~~The Manager primarily focuses on investments it believes can generate attractive and consistent income. In addition, ~~Muzinich~~the Manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although ~~Muzinich~~the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Fund expects interest rates to increase, it may seek to reduce its average

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

portfolio weighted duration and maturity. The Fund may also invest in ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

While the Fund may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Fund will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

First Investors Limited Duration Bond Fund / Delaware Limited Duration Bond Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of the 80% policy, investment grade bonds also include other investment grade ~~fixed-income~~fixed income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s ~~Investors Service, Inc. (“Moody’s”)~~ or S&P ~~Global Ratings (“S&P”)~~ or that are unrated but determined by the ~~Fund’s investment adviser, Foresters Investment Management Company, Inc. (“Adviser”),~~Manager to be of equivalent quality.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of the 80% policy, investment grade bonds also include other investment grade ~~fixed-income~~fixed income securities. The 80% policy is ~~non-fundamental~~nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s ~~Investors Service, Inc. (“Moody’s”)~~ or S&P ~~Global Ratings (“S&P”)~~ or that are unrated but determined by the Fund’s ~~Adviser~~Manager to be of
None.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the ~~U.S. Government or U.S. Government-sponsored~~US government or US government-sponsored enterprises (some of which are not backed by the full faith and credit of the ~~U.S. Government~~US government), mortgage-backed and other asset-backed securities. In making investment decisions, the ~~Adviser~~Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The ~~Adviser~~Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The ~~Adviser~~Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio ~~manager’s~~managers’ expectations, or a more attractive investment is available. The ~~Adviser~~Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as  ~~“~~high yield~~”~~ or “junk bonds”)~~.  The Adviser has retained Muzinich & Co,~~

equivalent quality.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the  ~~U.S. Government or U.S. Government-sponsored~~US government or US government-sponsored enterprises (some of which are not backed by the full faith and credit of the ~~U.S. Government~~US government), and mortgage-backed and other asset-backed securities. The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the ~~Adviser’s~~Manager’s outlook for interest rates, economic forecasts and market conditions. In selecting investments for the Fund, the ~~Adviser~~Manager considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The ~~Adviser~~Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The ~~Adviser~~Manager will not necessarily sell an investment if its rating is reduced. The ~~Adviser~~Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund~~. High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. ~~Muzinich~~The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, ~~Muzinich~~the Manager primarily focuses on investments it believes can generate attractive and consistent income. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations. In addition, the ~~Adviser~~Manager may also invest in exchange-traded funds (~~“~~ETFs~~”~~) that could expose the Fund to high yield securities.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Fund seeks to maintain an average weighted duration of between one and six years. Duration is a measurement of a bond’s sensitivity to changes in

(commonly known as  ~~“~~high yield~~”~~ or “junk bonds”)~~.  The Adviser has retained Muzinich & Co., Inc. (“Muzinich”) as a subadviser to manage this portion of the Fund~~. High yield bonds include both bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by ~~Muzinich~~the Manager to be of equivalent quality. The Fund may also be exposed to high yield securities through the ~~Adviser’s~~Manager’s investments in exchange-traded funds (~~“~~ETFs~~”~~).

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. ~~Muzinich~~The Manager primarily focuses on investments it believes can generate attractive and consistent income. In addition ~~Muzinich~~the Manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although ~~Muzinich~~the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. ~~Muzinich~~The Manager may sell a bond when it shows deteriorating fundamentals

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. By comparison, a debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is typically not equal to maturity.

The Fund may invest in ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates.

or it falls short of the portfolio manager’s expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The ~~Adviser~~Manager seeks for the Fund to maintain an average weighted duration of between one and six years. Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security. Duration is typically not equal to maturity. The ~~Adviser~~Manager may adjust the Fund’s average weighted duration based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

The Fund may invest in ~~U.S.~~US Treasury futures and options on ~~U.S.~~US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
investments that are not described in this ~~prospectus~~Prospectus.
First Investors Strategic Income Fund / Delaware Strategic Income II Fund
~~The Fund primarily functions as a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds that currently exist or may become available for investment in the future for which Foresters Investment Management Company, Inc. (the “Adviser” or “FIMCO”) acts as the investment adviser (“Underlying Funds”). The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.~~
Under normal circumstances, the Manager will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its

~~The Fund functions primarily as a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a combination of underlying funds  that currently exist or may become available for investment in the future for which Foresters Investment Management Company, Inc. (the “Adviser” or “FIMCO”), acts as the investment adviser (“Underlying Funds”).  The Fund may invest in unaffiliated funds, which are also considered to be Underlying Funds.~~
The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund. Following are descriptions of how the portfolio managers pursue the Fund’s investment objectives.

~~The Fund has the flexibility to invest in various combinations of Underlying Funds and will have exposure to a variety of fixed income securities, floating rate securities, equity securities, and other instruments by investing through a combination of the Underlying Funds.  The income-related Underlying Funds are currently composed of the First Investors Government Cash Management Fund, First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate~~

The Acquiring Fund will no longer operate as a fund of funds that invests in underlying First Investors fixed income (85–100%) and equity income (0–15%) funds.

Rather, the Acquiring Fund will, according to its non-fundamental investment policy, invest at least 80% of the fund’s assets plus borrowings in U.S. and foreign debt securities, including those in emerging markets.

The Acquiring Fund has the flexibility to invest up to 100% of its net assets in any one sector (among the U.S. investment grade sector, the high-yield sector, and the international sector), regardless of credit quality or foreign exposure.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

assets invested in any class of debt security.

~~The Fund has the flexibility to invest in various combinations of Underlying Funds and will have exposure to a variety of fixed income securities, floating rate securities, equity securities, and other instruments by investing through a combination of the Underlying Funds. The income-related Underlying Funds are currently composed of the First Investors Government Cash Management Fund, First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”). The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise (“GSE”) securities, which may not be backed by the full faith and credit of the U.S. Government, corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below~~

~~Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise (“GSE”) securities (which may not be backed by the full faith and credit of the U.S. Government), corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.  The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax.  The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Covered Call Strategy Fund and the First Investors Premium Income Fund, each of which~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps. The First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund primarily invest in municipal securities that pay interest that is exempt from federal income tax. An Underlying Fund may, at times, engage in short-term trading, which may result in high portfolio turnover. The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Covered Call Strategy Fund and the First Investors Premium Income Fund, each of which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).~~
The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to

~~invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).  An Underlying Fund may, at times, engage in short-term trading, which may result in high portfolio turnover.~~
To meet its investment objectives, the Fund invests in domestic (US) investment grade debt securities, high yield, and international fixed income securities, including those of issuers in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets. The Manager will determine how much of the Fund’s assets to allocate to each of the various sectors based on its evaluation of economic and market conditions and its assessment of the yields and potential for appreciation that can be achieved from investments in each of the sectors. The Manager will periodically reallocate the Fund’s assets, as deemed appropriate. The relative proportion of the Fund’s assets to be allocated among the sectors is described below. The Fund may invest up to 100% of its assets in any one sector at any time.

~~The Fund will primarily invest in the Underlying Income Funds.  While the percentage of allocation to each Underlying~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

~~The Fund will primarily invest in the Underlying Income Funds. While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 85% (within a range of 55%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds. The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Government Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Covered Call Strategy Fund~~

~~Fund is flexible, under normal conditions, the Fund will invest approximately 85% (within a range of 55%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds.  The allocation to the Underlying Equity Funds adds diversification to the Fund and may enhance returns, but may increase volatility to the Fund.~~
•
US investment grade sector In managing the Fund’s assets allocated to the US investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Fund may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities that have been established or sponsored by the US government. The assets in the Fund’s US investment grade sector may also be invested in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government sponsored

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~and First Investors Premium Income Fund. Based on this allocation, the Fund, under normal conditions, is expected to have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.~~
The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. Subject to quality limitations, the Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases. Securities purchased by the Fund within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality. Please see the Statement of Additional Information (SAI) for additional ratings information.

~~The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration Bond Fund (within a range of 0%-40%), First Investors Investment Grade Fund (within a range of 0%-40%), First Investors Fund For Income (within a range of 0%-65%), First Investors Floating Rate Fund (within a range of 0%-40%) and First Investors International Opportunities Bond Fund (within a range of 0%-40%) and, to a lesser degree, in the First Investors Tax Exempt Income Fund (within a range of 0%-15%), First Investors Tax Exempt Opportunities Fund (within a range of 0%-15%), First Investors Government~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.~~In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities. U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and backed solely by the credit of the issuing agency or instrumentality, such as mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). While the percentage of allocation to each investment is flexible,~~

~~Cash Management Fund (within a range of 0%-20%), First Investors Equity Income Fund (within a range of 0%-15%),  First Investors Covered Call Strategy Fund (within a range of 0%-15%) and the First Investors Premium Income Fund (within a range of 0%-15%).  Under normal circumstances, the Fund will not invest more than 65% of its net assets in the First Investors Fund For Income and First Investors Floating Rate Fund in the aggregate.  The Fund typically will be rebalanced as needed if the actual allocations differ from the target allocation by 5% or more.  Based on this allocation, the Fund, under normal conditions, will have significant exposure to the Underlying Funds’ investments in below investment grade debt securities and debt securities of foreign issuers.~~

~~In addition to investments in the Underlying Funds, the Fund may also invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, and all types of U.S. Government Securities.  U.S. Government Securities include: (a) U.S. Treasury obligations, (b) securities issued or guaranteed by U.S. Government agencies or instrumentalities backed by the full faith and credit of the U.S. Government, and (c) securities issued or guaranteed by agencies or instrumentalities sponsored by Congress but not guaranteed by the U.S. Government and~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~under normal conditions, the Fund will invest in the range of 0%-5% (but can invest up to 20%) directly in commercial paper, short-term corporate bonds and notes and floating rate and variable rate notes and in the range of 0%-20% (but can invest up to 40%) directly in U.S. Government Securities. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).~~

~~The Fund will invest in particular Underlying Funds and direct investments based on various criteria.  The Fund will adjust its allocation to the Underlying Funds and direct investments based upon a relative value analysis that takes into account, among other things, the Adviser’s overall outlook for the economy.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors as well as the macroeconomic outlook, interest rate forecasts, relative valuation levels and predicted areas of economic growth.  Following this analysis, the Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies~~

~~backed solely by the credit of the issuing agency or instrumentality, such as mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).  While the percentage of allocation to each investment is flexible, under normal conditions, the Fund will invest in the range of 0%-5% (but can invest up to 20%) directly in commercial paper, short-term corporate bonds and notes and floating rate and variable rate notes and in the range of 0%-20% (but can invest up to 40%) directly in U.S. Government Securities.  The Fund also may invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).~~
•
High yield sector The Fund may invest in high yield corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities. The Fund may invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector will be rated lower than BBB- by S&P, Baa3 by Moody’s Investors Service (Moody’s), or similarly

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.~~
~~The particular Underlying Funds and direct investments in which the Fund may invest, the particular ranges and amount of investments in the Underlying Funds and direct investments may change from time to time without shareholder approval or notice. The Fund also may invest up to 5% of its total assets in additional Underlying Funds that are not specifically described herein.~~

rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

~~The Fund will invest in particular Underlying Funds and direct investments based on various criteria.  The Fund will adjust its allocation to the Underlying Funds and direct investments based upon a relative value analysis that takes into account, among other things, the Adviser’s overall outlook for the economy.  In particular, the relative value analysis looks at the historical relationships among different asset classes and sectors as well as the macroeconomic outlook, interest rate forecasts, relative valuation levels, and predicted areas of economic growth.  Following this analysis, the Underlying Funds will be selected based on their respective investment objectives, policies, investment strategies and asset class and sector exposures.  While the Fund can invest in any or all of the Underlying Funds, the Fund may not be invested in any one of the Underlying Funds at any particular time.~~

~~The particular Underlying Funds and direct investments in which the Fund may invest, the asset allocation percentages and particular ranges, and amount of investments in the Underlying Funds and direct investments may change from time to time without shareholder approval or~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~notice.  The Fund may invest up to 5% of its total assets in additional Underlying Funds that are not specifically described in this prospectus.~~
•
International sector The Fund may invest in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency exposures carry a special risk for the Fund when it allocates a significant portion of its assets to non-USD denominated securities. The Fund may invest in both rated and unrated foreign securities, and may purchase securities of issuers in any foreign country, developed and developing. These investments may include direct obligations of issuers located in emerging markets countries.

~~The Fund may purchase or sell shares of the Underlying Funds and direct investments to: (a) change the percentages of its assets invested in a particular asset class in response to economic or market conditions; (b) maintain or modify the allocation of its assets, and (c) accommodate purchases and sales of its shares.~~

~~Although the Fund normally seeks to remain substantially invested in the Underlying Funds and direct investments, the~~The Fund reserves the right to take temporary defensive positions that are inconsistent with ~~its~~the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).  For information regarding each Underlying Fund’s policies and procedures with respect to disclosure of its portfolio holdings, see the applicable Underlying Fund’s prospectus.~~

The Statement of Additional Information also describes non-principal investment strategies that the Fund ~~and Underlying Funds~~ may use, including investing in other types of investments that are not described in this prospectus.

First Investors Tax Exempt Income Fund / Delaware Tax-Exempt Income Fund
Under normal circumstances, the Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested in municipal~~, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for~~

Under normal circumstances, the Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested in municipal~~, in securities ~~that pay interest that~~the income from which is exempt from federal income tax, ~~and is not a tax preference item for purposes of~~including the federal alternative minimum tax ~~(“Tax Preference Item”~~. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities

The Acquiring Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between three and ten years, instead of securities that have maturities of eight years or more.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~purposes of the federal alternative minimum tax (“Tax Preference Item”).  However, the Fund~~, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and ~~U.S.~~US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on municipal securities that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and ~~U.S.~~US territories, rather than ~~focusing~~concentrating in bonds of a particular state or municipality.
The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s Investors Service, Inc. (~~“~~Moody’s~~”~~), Standard & Poor’s (S&P ~~Global Ratings (“S&P”) or~~) and Fitch Ratings; ~~or~~or (b) if unrated, are determined by the Fund’s ~~adviser, Foresters Investment Management~~

hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First Investors Fund will not invest more than 20% of its net assets in the aggregate without reference to a purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s non-fundamental policy limits the fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard & Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
~~Typically, the securities purchased by the Fund will have maturities of eight years or more, but the Fund may~~

~~Company, Inc. (the “Adviser”)~~Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent it determines that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads)~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~invest in securities with any maturity.~~

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

consistent income.
The Fund generally pursues its investment objective by investing in municipal bonds with ~~maturities of eight years or more ("~~a dollar-weighted average effective maturity of between 3 and 10 years (intermediate-term~~"~~ municipal bonds). Intermediate-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a ~~bond's~~bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

longer maturities.

In selecting investments, the ~~Adviser and Green Square consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser and Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it would result in a capital gain distribution to shareholders. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

Fund is so invested, it may not achieve its investment objective. The Fund may choose not to take defensive positions.

~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).~~

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this ~~prospectus~~Prospectus.

First Investors Tax	Under normal circumstances,	Under normal circumstances, the	The Acquiring Fund

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
Exempt Opportunities Fund / Delaware Tax-Exempt Opportunities Fund
the Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested in municipal~~, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).  However, the Fund~~, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and ~~U.S.~~US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent

Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested in municipal~~, in securities ~~that pay interest that~~the income from which is exempt from federal income tax, ~~and is not a tax preference item for purposes of~~including the federal alternative minimum tax ~~(“Tax Preference Item”~~. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on municipal securities that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective does not seek total return through actively trading to take advantage of relative value opportunities in the municipal bond market.

The Acquiring Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years, instead of securities that have maturities of 15 years or more, which is the strategy for the First Investors fund.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
~~The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.~~

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~  High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard and Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on bonds that it believes can agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and ~~U.S.~~US territories, rather than ~~focusing~~concentrating in bonds of a particular state or municipality.

The Fund primarily invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s ~~Investors Service, Inc. (“Moody’s”)~~, S&P ~~Global Ratings (“S&P”) or~~and Fitch Ratings; ~~or~~or (b) if unrated, are determined by the Fund’s ~~adviser, Foresters Investment Management Company, Inc. (the “Adviser”)~~Manager to be of investment grade quality. The Fund may invest a portion of its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent it determines that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads)~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, the Fund may

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First Investors Fund will not investment more than 20% of its net assets in the aggregate without reference to a purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s non-fundamental policy limits the fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

generate attractive and consistent income.
In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
~~Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.~~

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.
The Fund generally pursues its investment ~~objective~~objectives by investing in municipal bonds with ~~maturities of fifteen~~a dollar-weighted effective maturity of between 5 and 30 years ~~or more~~ (~~"~~long-term~~"~~ municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

current interest rate environment. The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a ~~bond's~~bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the Fund believes that interest rates are likely to rise, it may attempt to reduce its portfolio duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.
In selecting investments, the ~~Adviser and Green Square consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser and Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

incurred upon the sale of an investment and, thus, may decide not to sell a security if it would result in a capital gain distribution to shareholders. In addition the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

~~The Fund seeks total return through actively trading, as opposed to a buy and hold strategy, to take advantage of relative value opportunities in the municipal bond market.  As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.~~

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the Fund is so invested, it may not achieve its investment objectives. The Fund may choose not to take defensive positions.
~~Information on the Fund’s holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Information (see back cover).~~

The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.
The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this ~~prospectus~~Prospectus.

First Investors California Tax Exempt Fund / Delaware Tax-Free California II Fund
Under normal circumstances, the Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested~~, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a

Under normal circumstances, the Fund will invest at least 80% of ~~each such Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested~~, in municipal securities ~~that pay interest that~~the income from which is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”), and any applicable state~~

The Acquiring Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years, instead of securities that have maturities

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and ~~is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable~~ state income tax for individual residents of ~~the~~such state ~~of California.  However, the Fund~~, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and ~~U.S.~~US possessions and territories~~, such as Puerto Rico~~. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and

~~income tax for individual residents of the state identified in the name of the Fund~~, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, ~~each~~the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on a municipal security that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.
Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective agencies, instrumentalities and authorities.

~~Each~~The Fund generally ~~focuses~~concentrates its investments in municipal bonds and securities of ~~a particular~~the state of of 15 years or more, which is the strategy for the First Investors fund.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First Investors Fund will not investment more than 20% of its net assets in the aggregate without reference to a purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.
To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard & Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on bonds that it believes can generate attractive and consistent income.
In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for various reasons, including to replace it with a

California in order to produce income that is exempt from ~~that~~the state’s income tax for individual residents of the state. ~~For example, the New York Tax Exempt Fund generally invests in New York (State) bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on.~~  However, ~~each~~the Fund~~,~~ may also invest significantly in municipal securities that are issued by ~~U.S.~~US commonwealths, possessions, and territories~~, such as Puerto Rico,~~ if the interest earned on them is exempt from state income tax for residents of the ~~particular~~ state of California. In certain cases, the dividends paid by ~~a~~the Fund may also be exempt from local taxes.  ~~For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Tax Exempt Fund are also expected to be exempt from New York City personal income tax.~~
The ~~Funds~~Fund primarily ~~invest~~invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s ~~Investors Service, Inc. (“Moodys”)~~, S&P ~~Global Ratings or~~, and Fitch Ratings ~~(“S&P”)~~; ~~or~~or (b) if unrated, are determined by the ~~Adviser~~Fund’s Manager to be of investment grade quality. The ~~Funds~~Fund may invest a portion of ~~their~~its assets in securities that are insured by independent insurance companies as to timely payment of non-fundamental policy limits the Fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
~~Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.~~

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The ~~Funds~~Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads). The Funds~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, ~~each~~the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of each Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The ~~Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more ("~~Fund will generally have a dollar-weighted

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

average effective maturity of between 5 and 30 years (long-term~~"~~ municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The ~~Funds~~Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with ~~their~~its investment ~~objectives~~objective, the ~~Funds~~Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The ~~Funds~~Fund may also buy and sell municipal securities of any maturity to adjust the duration of ~~their portfolios~~its portfolio. Duration is a measurement of a ~~bond's~~bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the ~~Funds believe~~Fund believes that interest rates are likely to rise, ~~they~~it may attempt to reduce ~~their~~its portfolio ~~durations~~duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.
In selecting investments, the ~~Adviser and Green Square~~

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser or Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the ~~Adviser~~Manager considers the duration of ~~a~~the Fund’s portfolio when deciding whether to buy or sell a security.
The ~~Funds reserve~~Fund reserves the right to take temporary defensive positions that are inconsistent with ~~their~~its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the ~~Funds are~~Fund is so invested, ~~they~~it may not achieve ~~their~~its

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

investment ~~objectives~~objective. The ~~Funds~~Fund may choose not to take defensive positions.
~~Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).~~
The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.
The Statement of Additional Information also describes non-principal investment strategies that the ~~Funds~~Fund may use, including investing in other types of investments that are not described in this ~~prospectus~~Prospectus.

First Investors New Jersey Tax Exempt	Under normal circumstances, at least 80% of the ~~Fund's~~Fund’s	Under normal circumstances, at least 80% of ~~each such Fund's~~the	The Acquiring Fund will invest its assets

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
Fund / Delaware Tax-Free New Jersey Fund
net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”)~~, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New Jersey and ~~U.S.~~US possessions and territories~~, such as Puerto Rico~~. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent

Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”)~~, and any applicable state income tax for individual residents of the state ~~identified in the name of the Fund~~of New Jersey (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, ~~each~~the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on a municipal security that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years, instead of securities that have maturities of 15 years or more, which is the strategy for the First Investors fund.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First Investors Fund will not investment more than 20% of its net assets in the aggregate without reference to a

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard & Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or~~

agencies, instrumentalities and authorities.

~~Each~~The Fund generally ~~focuses~~concentrates its investments in municipal bonds and securities of ~~a particular~~the state of New Jersey in order to produce income that is exempt from ~~that~~the state’s income tax for individual residents of the state. ~~For example, the New York Tax Exempt Fund generally invests in New York (State) bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on.~~  However, ~~each~~the Fund~~,~~ may also invest significantly in municipal securities that are issued by ~~U.S.~~US commonwealths, possessions, and territories~~, such as Puerto Rico,~~ if the interest earned on them is exempt from state income tax for residents of the ~~particular~~ state of New Jersey. In certain cases, the dividends paid by ~~a~~the Fund may also be exempt from local taxes.  ~~For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Tax Exempt Fund are also expected to be exempt from New York City personal income tax.~~

The ~~Funds~~Fund primarily ~~invest~~invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s ~~Investors Service, Inc. (“Moodys”)~~, S&P ~~Global Ratings or~~and Fitch Ratings ~~(“S&P”)~~; ~~or~~or (b) if unrated, are determined purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s non-fundamental policy limits the Fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Green Square~~Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.
~~Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.~~

by the ~~Adviser~~Fund’s Manager to be of investment grade quality. The ~~Funds~~Fund may invest a portion of ~~their~~its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The ~~Funds~~Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads). The Funds~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.

To a lesser extent, ~~each~~the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of each Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

consistent income.

The ~~Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more ("~~Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term~~"~~ municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The ~~Funds~~Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with ~~their~~its investment ~~objectives~~objective, the ~~Funds~~Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The ~~Funds~~Fund may also buy and sell municipal securities of any maturity to adjust the duration of ~~their portfolios~~its portfolio. Duration is a measurement of a ~~bond's~~bond’s sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the ~~Funds believe~~Fund believes that interest rates are likely to rise, ~~they~~it may attempt to reduce ~~their~~its portfolio ~~durations~~duration

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.
In selecting investments, the ~~Adviser and Green Square consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser or Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the ~~Adviser~~Manager considers the duration of ~~a~~the Fund’s portfolio when deciding whether to buy or sell a security.
The ~~Funds reserve~~Fund reserves the right to take temporary defensive positions that are inconsistent with ~~their~~its principal investment strategies in attempting to respond to adverse market,

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the ~~Funds are~~Fund is so invested, ~~they~~it may not achieve ~~their~~its investment ~~objectives~~objective. The ~~Funds~~Fund may choose not to take defensive positions.
~~Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).~~
The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.
The Statement of Additional Information also describes non-principal investment strategies that the ~~Funds~~Fund may use, including

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences
investing in other types of investments that are not described in this ~~prospectus~~Prospectus.
First Investors New York Tax Exempt Fund / Delaware Tax-Free New York II Fund
Under normal circumstances, the Fund will invest at least 80% of ~~the Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested~~, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and ~~is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable~~ state income tax for individual residents of ~~the~~such state ~~of New York.  However, the Fund~~, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and ~~U.S.~~US possessions and territories~~, such as Puerto Rico~~. In certain cases, dividends paid

Under normal circumstances, the Fund will invest at least 80% of ~~each such Fund's~~its net assets ~~(~~, plus the amount of any borrowings for investment purposes~~) will be invested~~, in municipal securities ~~that pay interest that~~the income from which is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”), and any applicable state income tax for individual residents of the state identified in the name of the Fund~~, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, ~~each~~the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on a municipal security that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a

The Acquiring Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years, instead of securities that have maturities of 15 years or more, which is the strategy for the First Investors fund.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard & Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on bonds that it recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective agencies, instrumentalities and authorities.

~~Each~~The Fund generally ~~focuses~~concentrates its investments in municipal bonds and securities of ~~a particular~~the state of New York in order to produce income that is exempt from ~~that~~the state’s income tax for individual residents of the state. ~~For example, the New York Tax Exempt Fund generally invests in New York (State) bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on.~~  However, ~~each~~the Fund~~,~~ may also invest significantly in municipal securities that are issued by ~~U.S.~~US commonwealths, possessions, and territories~~, such as Puerto Rico,~~ if the interest earned on them is exempt from state income tax for residents of the ~~particular~~ state of New York. In certain cases, the dividends paid by ~~a~~the Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any exempt-interest dividends paid by the ~~New York Tax Exempt~~ Fund are also expected to be exempt from New York City personal income tax.

Investors Fund will not investment more than 20% of its net assets in the aggregate without reference to a purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s non-fundamental policy limits the Fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

believes can generate attractive and consistent income.

In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.
~~Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.~~

The ~~Funds~~Fund primarily ~~invest~~invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s ~~Investors Service, Inc. (“Moodys”)~~, S&P ~~Global Ratings or~~and Fitch Ratings ~~(“S&P”)~~; ~~or~~or (b) if unrated, are determined by the ~~Adviser~~Fund’s Manager to be of investment grade quality. The ~~Funds~~Fund may invest a portion of ~~their~~its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The ~~Funds~~Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads). The Funds~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.
To a lesser extent, ~~each~~the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of each Fund.~~ High yield bonds include those that

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.
The ~~Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more ("~~Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term~~"~~ municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The ~~Funds~~Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with ~~their~~its investment ~~objectives~~objective, the ~~Funds~~Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The ~~Funds~~Fund may also buy and sell municipal securities of any maturity to adjust the duration of ~~their portfolios~~its portfolio. Duration is a measurement of a ~~bond's~~bond’s sensitivity to changes

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the ~~Funds believe~~Fund believes that interest rates are likely to rise, ~~they~~it may attempt to reduce ~~their~~its portfolio ~~durations~~duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.
In selecting investments, the ~~Adviser and Green Square consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser or Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Adviser~~Manager considers the duration of ~~a~~the Fund’s portfolio when deciding whether to buy or sell a security.
The ~~Funds reserve~~Fund reserves the right to take temporary defensive positions that are inconsistent with ~~their~~its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the ~~Funds are~~Fund is so invested, ~~they~~it may not achieve ~~their~~its investment ~~objectives~~objective. The ~~Funds~~Fund may choose not to take defensive positions.
~~Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).~~
The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

(including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.
The Statement of Additional Information also describes non-principal investment strategies that the ~~Funds~~Fund may use, including investing in other types of investments that are not described in this ~~prospectus~~Prospectus.

First Investors Oregon Tax Exempt Fund / Delaware Tax-Free Oregon Fund
Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”)~~, and any applicable state income tax for individual residents of the state of Oregon (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and

Under normal circumstances, at least 80% of ~~each such~~the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax ~~and is not a tax preference item for purposes of~~, including the federal alternative minimum tax ~~(“Tax Preference Item”)~~, and any applicable state income tax for individual residents of the state ~~identified in the name of the Fund~~of Oregon (80% policy). This is a fundamental investment policy that can only be changed upon shareholder approval. However, ~~each~~the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is ~~a Tax Preference Item~~subject to the federal alternative minimum tax. Interest paid on a municipal security that is ~~a Tax Preference Item~~subject to the

The Acquiring Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years, instead of securities that have maturities of 15 years or more, which is the strategy for the First Investors fund.

The Acquiring Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~U.S.~~US possessions and territories~~, such as Puerto Rico~~. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the ~~Adviser~~Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s Investors Service, Inc. or below BBB- ~~or below by S&P Global Ratings~~by Standard & Poor’s and unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When federal alternative minimum tax, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the ~~U.S.~~US Virgin Islands), and their respective agencies, instrumentalities and authorities.

~~Each~~The Fund generally ~~focuses~~concentrates its investments in municipal bonds and securities of ~~a particular~~the state of Oregon in order to produce income that is exempt from ~~that~~the state’s income tax for individual residents of the state. ~~For example, the New York Tax Exempt Fund generally invests in New York (State) bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on.~~  However, ~~each~~the Fund, may also invest significantly in municipal securities that are issued by ~~U.S.~~US commonwealths, possessions, and territories~~, such as Puerto Rico,~~ if the interest earned on them is exempt from state income tax for residents of the ~~particular~~ state of Oregon. In certain cases, the dividends paid by ~~a~~the Fund may also be exempt from local taxes.  ~~For example, for resident shareholders of New York, any exempt-interest~~

effect diversification, or to earn additional income.

A non-fundamental policy of the First Investors Fund, stated in its SAI, is that the First Investors Fund will not investment more than 20% of its net assets in the aggregate without reference to a purpose as outlined in the Acquiring Fund’s prospectus.

The Acquiring Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt, whereas the First Investors Fund’s non-fundamental policy limits the Fund’s investments in inverse floaters to 10%.  However, the Acquiring Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

making investment decisions, ~~Green Square~~the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the ~~Adviser and Green Square consider~~Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The ~~Adviser~~Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the ~~Adviser~~Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.
The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.
~~Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.~~

~~dividends paid by the New York Tax Exempt Fund are also expected to be exempt from New York City personal income tax.~~

The ~~Funds~~Fund primarily ~~invest~~invests in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s ~~Investors Service, Inc. (“Moodys”)~~, S&P ~~Global Ratings or~~, and Fitch Ratings ~~(“S&P”)~~; ~~or~~or (b) if unrated, are determined by the ~~Adviser~~Manager to be of investment grade quality. The ~~Funds~~Fund may invest a portion of ~~their~~its assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits. The ~~Funds~~Fund may invest in revenue bonds ~~(bonds secured by a specified revenue source, such as toll roads). The Funds~~. The Fund may also invest in variable and floating rate securities, as well as futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.
To a lesser extent, ~~each~~the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). ~~The Adviser has retained Green Square Asset~~
Acquiring Fund’s net assets.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

~~Management, LLC (“Green Square”) as a subadviser to manage this portion of each Fund.~~ High yield bonds include those that are rated below Baa3 ~~or below~~ by Moody’s or below BBB- ~~or below~~ by S&P as well as unrated bonds that are determined by ~~Green Square~~the Manager to be of equivalent quality. When making investment decisions, ~~Green Square~~the Manager focuses on high yield bonds that it believes can generate attractive and consistent income.

The ~~Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more ("~~Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years (long-term~~"~~ municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities. The ~~Funds~~Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with ~~their~~its investment ~~objectives~~objective, the ~~Funds~~Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment. The ~~Funds~~Fund may also buy and sell municipal securities of any

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

maturity to adjust the duration of their portfolios. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%. If the ~~Funds believe~~Fund believes that interest rates are likely to rise, ~~they~~it may attempt to reduce ~~their~~its portfolio durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

In selecting investments, the ~~Adviser and Green Square consider~~Manager considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy. The ~~Adviser or Green Square~~Manager may sell a security for a variety of reasons, including to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The ~~Adviser or Green Square~~Manager will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The ~~Adviser~~Manager generally takes into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, may decide

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

not to sell a security if it will result in a capital gain distribution to shareholders. In addition, the ~~Adviser~~Manager considers the duration of ~~a~~the Fund’s portfolio when deciding whether to buy or sell a security.

The ~~Funds reserve~~Fund reserves the right to take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions by investing in instruments such as ~~U.S.~~US Treasury securities. When the ~~Funds are~~Fund is so invested, ~~they~~it may not achieve ~~their~~its investment ~~objectives~~objective. The ~~Funds~~Fund may choose not to take defensive positions.
~~Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).~~
The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.
The Fund may invest up to 25% of

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
First Investors Fund / Acquiring Fund	Investment Strategies as Listed in Summary Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Investment Strategies as Listed in Statutory Prospectus** **Changes show differences between First Investors investment strategies and Acquiring Fund investment strategies	Material Differences

its net assets in inverse floaters when the underlying bond is tax-exempt. However, the Fund’s investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund’s net assets.

The Statement of Additional Information also describes non-principal investment strategies that the ~~Funds~~Fund may use, including investing in other types of investments that are not described in this ~~prospectus~~Prospectus.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Covered Call Strategy Fund
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity more volatility, different governmental regulations, and the potential for political and economic instability.

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Exchange-traded funds risk — The risks of investing in securities of ETFs typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.
Delaware Covered Call Strategy Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Covered Call Strategy Fund (cont.)
Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence.  Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.  Declines in certain securities could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax Risk.  Writing call options may significantly reduce or eliminate the amount of Fund dividends that qualify to be taxed to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

		Tax risk — Writing call options may significantly reduce or eliminate the amount of Fund dividends that qualify to be taxed to non-corporate shareholders at a lower rate. Covered calls also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.	Delaware Covered Call Strategy Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Equity Income Fund
Call Options Risk. Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Undervalued Securities Risk.  The Fund seeks to invest in securities that the Fund’s adviser believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Fund seeks to invest in securities that the Fund’s Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.
Delaware Equity Income Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the First Investors Fund is subject to Call Options Risk, Dividend Risk, and Mid-Size and Small-Size Company Risk and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Global Fund
Derivatives Risk.  To the extent the Fund invests in forwards it is exposed to a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if this technique had not been used.  These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.
Delaware Global Equity Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to
Industry and sector risk attributable to consumer staples, as well as Nondiversification risk.

Also, the First Investors Fund is subject to Derivatives Risk, High Portfolio Turnover and Frequent Trading Risk, and Mid-Size and Small-Size Company Risk  and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Global Fund (cont.)
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Global Equity Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Growth & Income Fund
Call Options Risk. Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Undervalued Securities Risk.  The Fund seeks to invest in securities that the Fund’s adviser believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Fund seeks to invest in securities that the Fund’s Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.
Delaware Growth and Income Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the First Investors Fund is subject to Call Options Risk and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Hedged U.S. Equity Opportunities Fund
Derivatives Risk.  Futures and options involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the  volatility of the Fund’s share price and expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the instruments in which the ETFs invest. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

Hedging Risk.  Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential.  This will especially be true during periods of rapid or large market gains.  Hedging activities involve fees and expenses, which can further reduce the Fund’s returns.  If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, and/or create a loss.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Derivatives risk — Futures and options involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and expose it to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Exchange-traded funds risk — The risks of investing in ETFs typically reflect the risks of the instruments in which the ETFs invest. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

Hedging risk — Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential. This will especially be true during periods of rapid or large market gains. Hedging activities involve fees and expenses, which can further reduce the Fund’s returns. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, and/or create a loss.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.
Delaware Hedged U.S. Equity Opportunities Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Hedged U.S. Equity Opportunities Fund (cont.)
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Multi-Style Risk.  The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund’s assets among the various underlying styles. The underlying styles may not always be complementary. The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities or in securities representing a specific investment philosophy which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment.

Quantitative Strategies Risk. Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect an investment’s value can change over time and these changes may not be reflected in the quantitative model.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Tax Risk.  The Fund’s activities in derivatives may significantly reduce or eliminate the amount of Fund dividends that generally qualify to be taxed to non-corporate shareholders at lower rates.  The Fund’s investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Multi-style risk — The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund’s assets among the various underlying styles. The underlying styles may not always be complementary. The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities or in securities representing a specific investment philosophy which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment.

Quantitative strategies risk — Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect an investment’s value can change over time and these changes may not be reflected in the quantitative model.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund’s activities in derivatives may significantly reduce or eliminate the amount of Fund dividends that generally qualify to be taxed to non-corporate shareholders at lower rates. The Fund’s investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.
Delaware Hedged U.S. Equity Opportunities Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Opportunity Fund
Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Opportunity Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors International Fund
Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Focused Portfolio Risk.  Because the Fund’s assets may be invested in a limited number of issuers its performance may be more volatile than other funds whose portfolios contain a larger number of securities.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger, more established companies because such securities tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small size company stocks at reasonable prices.

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Delaware International Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to Industry and sector risk attributable to consumer staples, as well as Nondiversification risk.

Also, the First Investors Fund is subject to Focused Portfolio Risk, Mid-Size and Small-Size Company Risk  and Sector Risk and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors International Fund (cont.)
Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the consumer staples sector, meaning the value of its shares may be particularly vulnerable to factors affecting that sector, such as the health of the overall economy, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware International Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Premium Income Fund
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Fund for writing the option is insufficient to make up for that loss.  The Fund will also give up the opportunity to benefit from potential increases in the value of a Fund asset above the option’s exercise price.  Nevertheless, the Fund will continue to bear the risk of declines in the value of the covered assets.  Writing call options may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF.  As a result, the Fund’s expenses may be higher and performance may be lower.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Fund for writing the option is insufficient to make up for that loss. The Fund will also give up the opportunity to benefit from potential increases in the value of a Fund asset above the option’s exercise price. Nevertheless, the Fund will continue to bear the risk of declines in the value of the covered assets. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Delaware Premium Income Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Premium Income Fund (cont.)
High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio managers may perform differently than the overall market or may not meet expectations.  Declines in certain securities could detract from the Fund’s returns even when the broad market is flat or increasing and the Fund’s call option writing strategy may make it difficult for the Fund to dispose of underperforming securities.

Tax Risk.  Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered call options also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions; (2) convert long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause the recognition of income or gains without a corresponding receipt of cash.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate. Covered call options also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions; (2) convert long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause the recognition of income or gains without a corresponding receipt of cash.
Delaware Premium Income Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Select Growth Fund
Focused Portfolio Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios contain a larger number of securities.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the information technology sector, meaning that the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Focused portfolio risk — Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios contain a larger number of securities.

Growth stock risk — The Fund’s focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the information technology sector, meaning that the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Growth Equity Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Special Situations Fund
Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests.  In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

REIT Risk.  In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that the Fund’s adviser believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Small-size and mid-size company risk — The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell small- to mid-size company stocks at reasonable prices.

Undervalued securities risk — The Fund seeks to invest in stocks that the Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.
Delaware Special Situations Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Total Return Fund
Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Allocation risk — The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Delaware Total Return Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Total Return Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.  Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Total Return Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Floating Rate Fund
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.  High yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign loan risk — A loan and/or bond issued by a foreign corporation or its subsidiary may be subject to risks associated with certain regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for the Fund to pursue its rights against the issuer in that country’s courts.
Delaware Floating Rate II Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Floating Rate Fund (cont.)
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Floating Rate II Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Fund For Income
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Delaware Fund for Income
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Fund For Income (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid.  Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently.  Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market Risk.  The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Fund for Income (cont.)

First Investors Government Cash Management Fund
Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government.  Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity.  The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk.  Like the values of other debt instruments, the market values of U.S. government securities are affected by changes in interest rates.  When interest rates rise, the market values of U.S. government securities generally decline.  This could cause the Fund’s NAV to decline below $1.00 per share.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  Supply issues within the U.S. Treasury securities market could arise as demand increases for U.S. government securities.

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

Yield Risk.  The yields received by the Fund on its investments will generally decline as interest rates decline.

Credit risk — The US government securities the Fund invests in may or may not be backed by the full faith and credit of the US government. Securities issued by US government sponsored enterprises are supported only by the credit of the issuing entity. The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Fund’s NAV to decline below $1.00 per share.

Interest rate risk — Like the values of other debt instruments, the market values of US government securities are affected by changes in interest rates. When interest rates rise, the market values of US government securities generally decline. This could cause the Fund’s NAV to decline below $1.00 per share. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share. Supply issues within the US Treasury securities market could arise as demand increases for US government securities.

Repurchase agreement risk — If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

Yield risk — The yields received by the Fund on its investments will generally decline as interest rates decline.
	Delaware Government Cash Management Fund	First Investors Fund and Acquiring Fund have the same principal investment risks.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors International Opportunities Bond Fund
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer.

Currency Risk.  The value of foreign currency-denominated investments increases or decreases as exchange rates change.  Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.

Derivatives Risk.  Forwards and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Currency risk — The value of foreign currency-denominated investments increases or decreases as exchange rates change. Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by US and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.

Derivatives risk — Forwards and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio managers as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund. These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.
Delaware International Opportunities Bond Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the First Investors Fund is subject to Nondiversification Risk and the Acquiring Fund is not.
In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

First Investors International Opportunities Bond Fund (cont.)
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. and other economies have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates between adjustments, meaning that they could remain sensitive over the short term to interest rate changes.  Zero coupon bonds do not make periodic interest payments but are instead sold at a discount from face value and can be redeemed at face value when they mature.  Zero coupon bonds may be more volatile than other similar debt securities.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.  High yield securities also tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The Fund’s share price can therefore be expected to fluctuate more than the share price of a diversified fund.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US and other economies have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates between adjustments, meaning that they could remain sensitive over the short term to interest rate changes. Zero coupon bonds do not make periodic interest payments but are instead sold at a discount from face value and can be redeemed at face value when they mature. Zero coupon bonds may be more volatile than other similar debt securities. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets. High yield securities also tend to be less liquid.

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware International Opportunities Bond Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors International Opportunities Bond Fund (cont.)
Sovereign and Quasi-Sovereign Debt Securities Risk.  The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be volatile.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Valuation Risk.  The sales price the Fund could receive for a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.  Fair valuation is subjective and different market participants may assign different values to the same security.

Sovereign and quasi-sovereign debt securities risk — The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be volatile.

Supranational risk — Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Valuation risk — The sales price the Fund could receive for a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued. Fair valuation is subjective and different market participants may assign different values to the same security.
Delaware International Opportunities Bond Fund (cont.)

First Investors Investment Grade Fund
Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Delaware Investment Grade Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Investment Grade Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Sector Risk.   The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Investment Grade Fund (cont.)

First Investors Limited Duration Bond Fund
Call Risk.  During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Call risk — During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund's expenses may be higher and performance may be lower.
Delaware Limited Duration Bond Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, with the exception of the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, which are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Limited Duration Bond Fund (cont.)
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Limited Duration Bond Fund (cont.)

First Investors Strategic Income Fund
Affiliated Persons.  The Adviser will have the authority to select and substitute Underlying Funds and direct investments for the Fund.  The Adviser, Foresters Financial Services, Inc. (“FFS”), a broker-dealer affiliated with the Adviser and the principal underwriter of the First Investors Funds, and their affiliates are compensated by the Fund and by the Underlying Funds serviced by them for advisory, principal underwriting services and other services provided.  The Adviser is subject to conflicts of interest in allocating Fund assets because the Underlying Funds serviced by the Adviser and its affiliates pay compensation to the Adviser and its affiliates and may do so at different rates.  The Adviser and its affiliates would not receive any compensation directly from unaffiliated Underlying Funds or the Fund’s direct investments.  The portfolio manager may also be subject to conflicts of interest in allocating Fund assets because the Fund’s portfolio manager may manage some of the Underlying Funds and may receive compensation for managing those Underlying Funds.  The Trustees and officers of the Underlying Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds overseen by them.

Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon the portfolio manager’s skill in determining the Fund’s asset allocation mix and selecting the Underlying Funds and the Fund’s direct investments.  There is the possibility that the portfolio manager’s selection of Underlying Funds and direct investments and allocation of the Fund’s assets among the Underlying Funds and direct investments may cause the Fund to perform differently than the overall market and may not meet the portfolio manager’s expectations.

Direct Investments.  Since the Fund may invest directly in commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Government Securities, U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Call Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk, Market Risk, Prepayment and Extension Risk, Security Selection Risk and Yield Risk from such investments.  These risks are described with respect to the Underlying Funds below.

Expenses.  By investing in the Underlying Funds indirectly through the Fund, shareholders will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Investing in the Underlying Funds.  The investments of the Fund are focused on the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds.  The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds and the Fund’s direct investments by the Adviser.
Investments of the Underlying Funds.  Because the Fund invests in the Underlying Funds, the Fund’s shareholders will be affected by the investment policies and practices of the Underlying Funds in proportion to the amount of the assets the Fund allocates to those Underlying Funds.  See “Principal Risks of the Underlying Funds” below.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Delaware Strategic Income II Fund
First Investors Fund and Acquiring Fund have different strategies such that Acquiring Fund will no longer be a fund of funds like the First Investors Fund. For this reason, Acquiring Fund will not be subject to any risks of any underlying funds; rather, Acquiring Fund will only be subject to those risks to which the securities in which it invests lend themselves.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Strategic Income Fund (cont.)
Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Delaware Strategic Income II Fund (cont.)

First Investors Strategic Income Fund (cont.)
Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Delaware Strategic Income II Fund (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Strategic Income Fund (Underlying Funds Risks)
American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Call Risk. During periods of falling interest rates, an issuer of a callable bond may “call” or repay the security before its stated maturity, and the Underlying Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, an Underlying Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Underlying Fund for writing the option is insufficient to make up for that loss.  The Underlying Fund will also give up the opportunity to benefit from potential increases in the value of an Underlying Fund asset above the option’s exercise price.  Nevertheless, the Underlying Fund will continue to bear the risk of declines in the value of the covered assets. Writing call options may expose an Underlying Fund to significant additional costs.

Credit Risk.  A debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans or, in the case of insured securities, the quality of the insurer.  The value of an investment will decline if there is a default or a deterioration in the credit quality of the issuer or the provider of a credit enhancement or demand feature.  Securities issued by GSEs are supported only by the credit of the issuing entity. For municipal securities, an issuer’s ability to pay interest and principal may be adversely affected by a variety of factors, such as economic, political, regulatory, or legal developments; a credit rating downgrade or other adverse news about the issuer.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Currency Risk.  The value of foreign currency denominated investments increases or decreases as exchange rates change.  Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by U.S. and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.

Derivatives Risk.  Investments in derivatives, such as inverse floaters, interest rate swaps, futures and options, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used.  These investments can also increase the volatility of returns and cause exposure to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, an Underlying Fund may not be able to identify attractive dividend-paying stocks.  The income received by an Underlying Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Underlying Fund’s ability to pay dividends and its share price.
		N/A	Delaware Strategic Income II Fund (Underlying Funds Risks)

First Investors Strategic Income Fund (Underlying Funds Risks) (cont.)
Emerging Markets Risk.  The risks of an Underlying Fund that invests in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable resulting in more volatile rates of returns than developed markets and substantially greater risk.

Exchange-Traded Funds Risk.  The risks of investing in an ETF typically reflect the risks of the instruments in which the ETFs invest.  In addition, because ETFs are investment companies, an Underlying Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and thereby the Fund’s, expenses may be higher and performance may be lower.
Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect an Underlying Fund’s and, thereby the Fund’s, ability to timely honor redemptions.  In the event of a default, an Underlying Fund may have difficulty collecting on any collateral and a floating rate loan can decline significantly in value.  An Underlying Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.  High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered securities for certain purposes of the federal securities laws and purchasers, such as an Underlying Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Foreign Loan Risk.  A loan and/or bond issued by a foreign corporation or subsidiary may be subject to risks associated with regulatory, economic and political conditions of the issuer’s foreign country and, in the event of default, it may be difficult for an Underlying Fund to pursue its rights against the issuer in that country’s courts.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.  Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments.  To the extent an Underlying Fund invests significantly in securities of a single country or region, it is more likely to be affected by events or conditions of that area.  As a result, it may be more volatile than a more geographically diversified fund.
	N/A	Delaware Strategic Income II Fund (Underlying Funds Risks) (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Strategic Income Fund (Underlying Funds Risks) (cont.)
High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase transaction costs, result in taxable distributions to shareholders, and negatively impact performance.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market values of debt securities decline, and when interest rates decline, market values of debt securities increase.  Interest rates across the U.S. and other economies have recently increased and may continue to increase, thereby heightening an Underlying Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes and an Underlying Fund that typically invests in them will have a higher degree of interest rate risk.  The yield of an Underlying Fund may decline if interest rates decline.  The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short term to interest rate changes.  Zero coupon bonds do not make periodic interest payments but are instead sold at a discount from face value and can be redeemed at face value when they mature.  Zero coupon bonds may be more volatile than other similar debt securities.

Liquidity Risk.  An Underlying Fund is susceptible to the risk that certain

		N/A	Delaware Strategic Income II Fund (Underlying Funds Risks) (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences

investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause an Underlying Fund’s investments to become less liquid and subject to erratic price movements.  This risk is particularly acute for foreign securities that are traded in smaller, less-developed or emerging markets.  High yield securities and loans also tend to be less liquid.  In the case of assignments of syndicated bank loans, such loans may be less liquid because of potential delays in the settlement process or restrictions on resale.  Floating rate loans may be less liquid at time since they are generally subject to legal or contractual restrictions on resale and may trade infrequently.  During times of market stress, it may be difficult to sell municipal securities at reasonable prices.

Market Risk.  The prices of an Underlying Fund’s investments may decline or experience volatility over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates.  This risk also applies to the high yield bond market which can experience sharp price swings due to a variety of factors, including stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss or difficulty in selling securities to meet redemptions.  Supply issues could arise within the U.S. Treasury securities market as demand increases for U.S. government securities.

First Investors Strategic Income Fund (Underlying Funds Risks) (cont.)
Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for an Underlying Fund to sell mid- to small-size company stocks at reasonable prices.

Money Market Fund Risk.  Although an Underlying Fund that is a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  The sponsor to any such Underlying Fund has no legal obligation to provide financial support to the Underlying Fund and investors in the Underlying Fund should not expect that the sponsor will provide support to the Underlying Fund at any time.

Municipal Securities Risk.  An Underlying Fund’s investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Non-Diversification Risk.  An Underlying Fund that is non-diversified may have its assets invested in a limited number of issuers and its performance may be substantially impacted by the change in value of even a single holding.  The share price of such an Underlying Fund can therefore be expected to fluctuate more than the share price of a diversified fund.

Prepayment and Extension Risk.  To the extent an Underlying Fund invests in mortgage-backed or other asset-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, borrowers tend to refinance their loans and mortgages.  When this occurs, the loans that back mortgage-backed and other asset-backed securities may suffer a higher rate of prepayment.  This could cause a decrease in the Underlying Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally will increase an Underlying Fund’s sensitivity to interest rates and its potential for price declines.

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price, the Underlying Fund may suffer delays, incur costs and lose money in exercising its rights under the agreement.

Sector Risk.  An Underlying Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Investment Grade Fund and Limited Duration Bond Fund may be significantly invested in the financials sector, meaning that the value of their shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.  The Covered Call Strategy Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence.  Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
	N/A	Delaware Strategic Income II Fund (Underlying Funds Risks) (cont.)

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Strategic Income Fund (Underlying Funds Risks) (cont.)
Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.  Declines in certain securities could detract from the returns of an Underlying Fund even when the broad market is flat or increasing and it may be difficult for an Underlying Fund with a call option writing strategy to dispose of underperforming securities.

Sovereign and Quasi-Sovereign Debt Securities Risk.  The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and an Underlying Fund’s net asset value, may be volatile.

Supranational Risk.  Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Tax Risk.  The writing of call options by an Underlying Fund may significantly reduce or eliminate its, and thereby the Fund’s, dividends that qualify to be taxed to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause an Underlying Fund to recognize income or gains without a corresponding receipt of cash.

Undervalued Securities Risk.  An Underlying Fund may seek to invest in securities that it believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Valuation Risk.  The sales price an Underlying Fund could receive for a portfolio investment may differ from the Underlying Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued.  Fair valuation is subjective and different market participants may assign different values to the same security.

Yield Risk.  The yields received by an Underlying Fund on its investments will generally decline as interest rates decline.
		N/A	Delaware Strategic Income II Fund (Underlying Funds Risks) (cont.)

First Investors Tax Exempt Income Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Delaware Tax-Exempt Income Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the First Investors Fund is subject to Derivatives Risk and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Tax Exempt Income Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with intermediate term maturities and durations and, therefore, has a higher degree of interest rate risk than a Fund that invests in short-term bonds.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Exempt Income Fund (cont.)

First Investors Tax Exempt Opportunities Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Portfolio Turnover and Frequent Trading Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield securities risk — High yield debt securities (commonly known as “junk bonds”) have greater credit risk than higher quality debt securities because their issuers may not be as financially strong. High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments. During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Delaware Tax-Exempt Opportunities Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the First Investors Fund is subject to Derivatives Risk and High Portfolio Turnover and Frequent Trading Risk
 and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Tax Exempt Opportunities Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Exempt Opportunities Fund (cont.)

First Investors California Tax Exempt Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect California's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Delaware Tax-Free California II Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to Concentration risk and the First Investors Fund is not.

Also, the First Investors Fund is subject to Derivatives Risk and State Focus Risk  and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors California Tax Exempt Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

State Focus Risk.  The Fund’s returns will be affected significantly by events that affect California’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be invested in a relatively small number of issuers.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Free California II Fund (cont.)

First Investors New Jersey Tax Exempt Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New Jersey's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Delaware Tax-Free New Jersey Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to Concentration risk and the First Investors Fund is not.

Also, the First Investors Fund is subject to Derivatives Risk and State Focus Risk  and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors New Jersey Tax Exempt Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

State Focus Risk.  The Fund’s returns will be affected significantly by events that affect New Jersey’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be invested in a relatively small number of issuers.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Free New Jersey Fund (cont.)

First Investors New York Tax Exempt Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New York's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Delaware Tax-Free New York II Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to Concentration risk and the First Investors Fund is not.

Also, the First Investors Fund is subject to Derivatives Risk and State Focus Risk  and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors New York Tax Exempt Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

State Focus Risk.  The Fund’s returns will be affected significantly by events that affect New York’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be invested in a relatively small number of issuers.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Free New York II Fund (cont.)

First Investors Oregon Tax Exempt Fund
Call Risk.  When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit Risk.  An issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer.  A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news.  Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

Derivatives Risk.  Inverse floaters, interest rate swaps, futures, and options on futures involve risks, such as possible default by a counterparty to a swap agreement, potential losses if interest rates do not move as expected, and the potential for greater losses than if these techniques had not been used.  There may not be a liquid secondary market for a derivative contract.  Investments in derivatives may cause leverage, increase the volatility of the Fund’s share price, expose it to significant costs and magnify potential losses.  Derivatives may be difficult to sell, unwind or value.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect Oregon's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Delaware Tax-Free Oregon Fund
First Investors Fund and Acquiring Fund have the same principal investment risks, except that the Acquiring Fund is subject to Concentration risk and the First Investors Fund is not.

Also, the First Investors Fund is subject to Derivatives Risk and State Focus Risk  and the Acquiring Fund is not. In addition, the Acquiring Fund’s Active management and selection risk and the First Investors Fund’s Security Selection Risk, are similar to one another, but not identical.

COMPARISON OF PRINCIPAL INVESTMENT RISKS
First Investors Fund	First Investors Fund Risks	Acquiring Fund Risks	Acquiring Fund	Material Differences
First Investors Oregon Tax Exempt Fund (cont.)
Interest Rate Risk.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.  The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk.  If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity Risk.  Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  High yield securities tend to be less liquid.

Market Risk.  The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal Securities Risk.  Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or revenue.

Security Selection Risk.  Securities selected by a portfolio manager may perform differently than the overall market or may not meet expectations.

State Focus Risk.  The Fund’s returns will be affected significantly by events that affect Oregon’s economy as well as legislative, political and judicial changes in the state.  The Fund’s portfolio may be invested in a relatively small number of issuers.

Tax Risk.  The Fund may invest in securities that pay taxable interest and/or pay interest that is a Tax Preference Item or effect transactions that produce taxable capital gains.  Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.
Delaware Tax-Free Oregon Fund (cont.)

EXHIBIT E
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
The Form of Agreement and Plan of Reorganization have been included to provide shareholders with information regarding their terms. They are not intended to provide any other factual information about the First Investors Fund or the Acquiring Fund. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [___] day of [__________], 2019 by and among:  (i) each of the First Investors  open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Foresters Investment Management Company, Inc. (“FIMCO”) joins this Agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14 and 16.3. Macquarie Investment Management Business Trust, on behalf of its series Delaware Management Company (“MIMBT”), joins this agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14, and 16.3.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.2(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”).  Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (“Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

DESCRIPTION OF THE REORGANIZATIONS
It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).
The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations.  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of  the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.
Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide MIMBT and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, MIMBT, on behalf of the Acquiring Fund, will advise FIMCO and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund.  Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date.  Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.
Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
VALUATION
With respect to each Reorganization:
The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees.  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.
The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.
The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

CLOSING AND CLOSING DATE
Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Asset Purchase Agreement (the “Transaction Agreement”) dated as of April 6, 2019, by and among Foresters Investment Management Company, Inc., a New York corporation, Macquarie Management Holdings, Inc., a Delaware corporation, Macquarie Financial Holdings Pty Limited, an Australian proprietary company formed under the laws of the Commonwealth of Australia, and The Independent Order of Foresters, a fraternal benefit society organized under the laws of Canada, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
With respect to each Reorganization:
The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian.  A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof.  The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
REPRESENTATIONS AND WARRANTIES
Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder.  The Target Fund is a duly established and designated separate series of the Target Entity;
The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations.  To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with,  its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.  To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;
Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;
Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.  The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.  The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;
The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.  No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;
Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;
To the knowledge of the Target Fund, on the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund.  If a Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date.  Each Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) has been managed and its business has been conducted so that no variable contract holder is or will be taxable on such Target Fund’s income and gains as a result of the investor control doctrine.  The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations promulgated thereunder.  To their knowledge, since their inception, each of the First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code;
The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;
The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service (the “Service”) or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;
The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;
All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws.  All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;
The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby.  As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;
To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;
The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
The Target Fund has no unamortized or unpaid organizational fees or expenses; and
Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;
The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;
No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement.  The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

The Acquiring Fund has not yet commenced operations.  The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1) of the Code.  The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to MIMBT or its affiliate to secure any required initial shareholder approvals;
On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;
The Acquiring Fund: (i) was formed for the purpose of the respective Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and has elected (or will timely elect) the latter classification by filing Form 8832 with the Service, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by MIMBT or its affiliates;
As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and
With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:
The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and
Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the

Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.
COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY
With respect to each Reorganization:
The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects.  The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations.  In order to facilitate the transfer of Assets at the Closing Date, MIMBT may request in writing that FIMCO use commercially reasonable efforts, subject to FIMCO’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. FIMCO agrees that it will accommodate such requests if in FIMCO’s discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).  If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.   In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.
 The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and MIMBT in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or MIMBT.
The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”).  The Schedule of Statements, Books and Records shall be provided at the Closing.  The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.
The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.
Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.
The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code.  None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.
(o) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(p) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring

Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY
With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;
The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;
The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;
The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:
(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;
(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and FIMCO, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;
(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and  non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and
(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY
With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;
The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;
The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;
The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;
As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and
The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:
(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;
(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;
(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, the Acquiring Fund and MIMBT, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and
(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;
The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target

Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;
All of the transactions contemplated by the Transaction Agreement have been consummated.
BROKERAGE FEES AND EXPENSES
The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
MIMBT and FIMCO will bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees).
COOPERATION AND EXCHANGE OF INFORMATION
With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose.  Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

INDEMNIFICATION
With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement.  This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement.  This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
TERMINATION
In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by:  (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [______________], 20[__]; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of trustees of either the Target Entity or Acquiring Entity.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.
AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:
For each Target Entity:
c/o Foresters Investment Management Company, Inc.
40 Wall Street, 10th Floor
New York, NY 10005
Fax: _________________
Attn: E. Blake Moore, Jr., President

With a copy to:

K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006
Fax: (202) 778-9100
Attn: Robert J. Zutz

For Foresters Investment Management Company, Inc.:
40 Wall Street, 10th Floor
New York, NY 10005
Fax: _________________
Attn: E. Blake Moore, Jr., President

With a copy to:

Scott K. Richardson

40 Wall Street, 10th Floor
New York, NY 10005
Fax: _________________
For each Acquiring Entity and MIMBT:
2005 Market Street
Philadelphia, PA 19103
Fax: [______________]
Attn: David F. Connor, General Counsel
with a copy to:
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Fax: (215) 564-8120
Attn:  Bruce G. Leto
HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
Each Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of a Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Amended and Restated Trust Instrument of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
PUBLICITY/CONFIDENTIALITY
The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.
The Target Entity, the Acquiring Entity, FIMCO and MIMBT (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.
Delaware Group Equity Funds IV, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	First Investors Equity Funds, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:
Delaware Group Limited-Term Government Funds, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	First Investors Income Funds, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:
Delaware VIP Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	First Investors Life Series Funds, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:
First Investors Tax Exempt Funds, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:

Macquarie Investment Management Business  Trust, on behalf of its series, Delaware Management Company, solely with respect to Sections 1.2(f), 5.1(a), 9.2, 14 and 16.3
By:   _________________________________
Name:
Title:

Foresters Investment Management Company, Inc., solely with respect to 1.2(f), 5.1(a), 9.2, 14 and 16.3 By: _________________________________ Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
First Investors Equity Funds	Delaware Group Equity Funds IV
First Investors Growth & Income Fund Class A Adviser Class Institutional Class	Delaware Growth and Income Fund Class A Institutional Class Class R6
First Investors Equity Income Fund Class A Adviser Class Institutional Class	Delaware Equity Income Fund Class A Institutional Class Class R6
First Investors Select Growth Fund Class A Adviser Class Institutional Class	Delaware Growth Equity Fund Class A Institutional Class Class R6
First Investors Opportunity Fund Class A Adviser Class Institutional Class	Delaware Opportunity Fund Class A Institutional Class Class R6
First Investors Special Situations Fund Class A Adviser Class Institutional Class	Delaware Special Situations Fund Class A Institutional Class Class R6
First Investors Global Fund Class A Adviser Class Institutional Class	Delaware Global Equity Fund Class A Institutional Class Class R6
First Investors International Fund Class A Adviser Class Institutional Class	Delaware International Fund Class A Institutional Class Class R6
First Investors Total Return Fund Class A Adviser Class Institutional Class	Delaware Total Return Fund Class A Institutional Class Class R6
First Investors Covered Call Strategy Fund Class A Adviser Class Institutional Class	Delaware Covered Call Strategy Fund Class A Institutional Class Class R6

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
First Investors Hedged U.S. Equity Opportunities Fund Class A Adviser Class Institutional Class	Delaware Hedged U.S. Equity Opportunities Fund Class A Institutional Class Class R6
First Investors Premium Income Fund Class A Adviser Class Institutional Class	Delaware Premium Income Fund Class A Institutional Class Class R6

First Investors Tax-Exempt Funds	Delaware Group Limited-Term Government Funds
First Investors Tax Exempt Income Fund Class A Adviser Class Institutional Class	Delaware Tax-Exempt Income Fund Class A Institutional Class Class R6
First Investors Tax Exempt Opportunities Fund Class A Adviser Class Institutional Class	Delaware Tax-Exempt Opportunities Fund Class A Institutional Class Class R6
First Investors California Tax Exempt Fund Class A Adviser Class Institutional Class	Delaware Tax-Free California II Fund Class A Institutional Class Class R6
First Investors New Jersey Tax Exempt Fund Class A Adviser Class Institutional Class	Delaware Tax-Free New Jersey Fund Class A Institutional Class Class R6
First Investors New York Tax Exempt Fund Class A Adviser Class Institutional Class	Delaware Tax-Free New York II Fund Class A Institutional Class Class R6
First Investors Oregon Tax Exempt Fund Class A Adviser Class Institutional Class	Delaware Tax-Free Oregon Fund Class A Institutional Class Class R6

First Investors Income Funds	Delaware Group Equity Funds IV
First Investors Limited Duration Bond Fund Class A Adviser Class Institutional Class	Delaware Limited Duration Bond Fund Class A Institutional Class Class R6

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
First Investors Investment Grade Fund Class A Adviser Class Institutional Class	Delaware Investment Grade Fund Class A Institutional Class Class R6
First Investors Floating Rate Fund Class A Adviser Class Institutional Class	Delaware Floating Rate II Fund Class A Institutional Class Class R6
First Investors Fund for Income Class A Adviser Class Institutional Class	Delaware Fund for Income Class A Institutional Class Class R6
First Investors Strategic Income Fund Class A Adviser Class	Delaware Strategic Income II Fund Class A Institutional Class
First Investors International Opportunities Bond Fund Class A Adviser Class Institutional Class	Delaware International Opportunities Bond Fund Class A Institutional Class Class R6
First Investors Government Cash Management Fund Class A Institutional Class	Delaware Government Cash Management Fund Class A Institutional Class

First Investors Life Series Funds	Delaware VIP Trust
First Investors Life Series Equity Income Fund	Delaware VIP Equity Income Series
First Investors Life Series Growth & Income Fund	Delaware VIP Growth and Income Series
First Investors Life Series Select Growth Fund	Delaware VIP Growth Equity Series
First Investors Life Series Opportunity Fund	Delaware VIP Opportunity Series
First Investors Life Series Special Situations Fund	Delaware VIP Special Situations Series
First Investors Life Series International Fund	Delaware VIP International Series
First Investors Life Series Total Return Fund	Delaware VIP Total Return Series
First Investors Life Series Limited Duration Bond Fund	Delaware VIP Limited Duration Bond Series
First Investors Life Series Investment Grade Fund	Delaware VIP Investment Grade Series

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
First Investors Life Series Fund for Income Fund	Delaware VIP Fund for Income Series
First Investors Life Series Covered Call Strategy Fund	Delaware VIP Covered Call Strategy Series
First Investors Life Series Government Cash Management Fund	Delaware VIP Government Cash Management Series

Schedule 4.1(h)
Assigned Contracts

Schedule 4.1(i)
Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

Schedule 4.2(f)
Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 5.1(f)
Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access
Shareholder ledger accounts including, without limitation:

the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund
Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date[2]
A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)

1 For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
2 For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date.

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions
All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund
Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6
Tax Opinions

With respect to each Reorganization:
(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.
This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT F
FINANCIAL HIGHLIGHTS
These financial highlight tables are intended to help you understand the First Investors Funds’ financial performance for the past five fiscal years and are included in the First Investors Funds’ prospectuses which are each incorporated herein by reference.  The financial highlights tables below provide additional information for the most recent 12-month annual reporting period.

The following tables set forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

	P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
		Investment Operations				Less Distributions from							Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
	Net Asset Value, Beginning of Period/Year	Net Investment Income (Loss)	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/Year	Total Return*		Net Assets End of Period/Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits	***	Net Investment Income (Loss)		Expenses	***	Net Investment Income (Loss)		Portfolio Turnover Rate

COVERED CALL STRATEGY FUND

Class A
2016(d)	$ 10.00	$ .06		$ .33	$ .39	$ .03	$ --	$ .03	$ 10.36	3.94	%††	$48,514	1.30	%†	1.30	%†	1.19	%†	1.73	%†	.76	%†	83	%††
2017	10.36	.10		.85	.95	.11	.02	.13	11.18	9.17		167,906	1.30		1.30		1.18		1.36		1.12		121
2018	11.18	.11		.64	.75	.10	--	.10	11.83	6.79		237,103	1.30		1.30		.95		1.28		.97		107
2019(f)	11.83	.07		(.55)	(.48)	.07	--	.07	11.28	(4.00)	††	228,791	1.34	†	1.34	†	1.32	†	1.31		1.35		16	††

Advisor Class
2016(d)	10.00	.08		.32	.40	.06	---	.06	10.34	4.05	††	39,129.97		†	.97	†	1.64	†	1.50	†	1.11	†	83	††
2017	10.34	.13		.86	.99	.15	.02	.17	11.16	9.62		109,360.97			.97		1.53		1.06		1.44		121
2018	11.16	.14		.64	.78	.14	--	.14	11.80	7.09		114,275.97			.97		1.25		1.03		1.19		107
2019(f)	11.80	.08		(.56)	(.48)	.08	--	.08	11.24	(3.99)	††	85,855	1.17	†	1.17	†	1.47	†	1.09		1.55		16	††

Institutional Class
2016(d)	10.00	.09		.33	.42	.07	---	.07	10.35	4.18	††	4,214.84		†	.84	†	1.76	†	1.25	†	1.35	†	83	††
2017	10.35	.16		.85	1.01	.17	.02	.19	11.17	9.77		7,334.84			.84		1.65		.96		1.53		121
2018	11.17	.16		.63	.79	.24	--	.24	11.72	7.19		2,913.84			.84		1.38		.89		1.33		107
2019(f)	11.72	.10		(.55)	(.45)	.10	--	.10	11.17	(3.81)	††	2,309.88		†	.88	†	1.78	†	.91		1.75		16	††

EQUITY INCOME FUND

Class A
2014	$ 8.99	$ .13		$ 1.16	$ 1.29	$ .14	$ .15	$ .29	$ 9.99	14.48%		$510,981	1.21%		1.22%		1.33%		N/A		N/A		27%

2015	9.99	.15	(.54)	(.39)	.15		.46	.61	8.99	(4.31)		485,342	1.21		1.21		1.52		N/A	N/A	23
2016	8.99	.16	1.08	1.24	.16		.35	.51	9.72	14.16		529,327	1.22		1.22		1.72		N/A	N/A	22
2017	9.72	.16	1.22	1.38	.21		.18	.39	10.71	14.46		564,918	1.20		1.20		1.58		N/A	N/A	15
2018	10.71	.26	.65	.91	.17		.36	.53	11.09	8.68		545,810	1.20		1.20		2.42		N/A	N/A	35
2019(f)	11.09	.08	(.59)	(.51)	.17		1.14	1.31	9.27	(3.41)	††	498,834	1.22	†	1.22	†	1.70	†	N/A	N/A	26	††

Class B
2014	8.84	.05	1.13	1.18	.05		.15	.20	9.82	13.49		5,721	2.06		2.06		.49		N/A	N/A	27
2015	9.82	.06	(.53)	(.47)	.07		.46	.53	8.82	(5.16)		3,847	2.06		2.06		.67		N/A	N/A	23
2016	8.82	.08	1.06	1.14	.09		.35	.44	9.52	13.20		3,446	2.07		2.07		.87		N/A	N/A	22
2017	9.52	.08	1.19	1.27	.12		.18	.30	10.49	13.48		3,012	2.03		2.03		.76		N/A	N/A	15
2018	10.49	.16	.65	.81	.10		.36	.46	10.84	7.89		2,562	2.04		2.04		1.54		N/A	N/A	35
2019(f)	10.84	.04	(.59)	(.55)	.11		1.14	1.25	9.04	(3.90)	††	2,200	2.06	†	2.06	†	.86	†	N/A	N/A	26	††

Advisor Class
2014	8.99	.17	1.13	1.30	.15		.15	.30	9.99	14.57		32,160.81			.81		1.71		N/A	N/A	27
2015	9.99	.19	(.55)	(.36)	.17		.46	.63	9.00	(3.96)		38,482.84			.84		1.90		N/A	N/A	23
2016	9.00	.20	1.08	1.28	.19		.35	.54	9.74	14.63		54,576.85			.85		2.08		N/A	N/A	22
2017	9.74	.19	1.23	1.42	.21		.18	.39	10.77	14.87		71,611.84			.84		1.94		N/A	N/A	15
2018	10.77	.31	.65	.96	.21		.36	.57	11.16	9.09		80,387.85			.85		2.79		N/A	N/A	35
2019(f)	11.16	.10	(.60)	(.50)	.18		1.14	1.32	9.34	(3.25)	††	78,539.85		†	.85	†	2.07	†	N/A	N/A	26	††

Institutional Class
2014	9.02	.17	1.16	1.33	.17		.15	.32	10.03	14.88		7,399.80			.80		1.76		N/A	N/A	27
2015	10.03	.19	(.55)	(.36)	.17		.46	.63	9.04	(3.97)		9,773.81			.81		1.93		N/A	N/A	23
2016	9.04	.20	1.09	1.29	.20		.35	.55	9.78	14.67		2,448.78			.78		2.08		N/A	N/A	22
2017	9.78	.37	1.06	1.43	.31		.18	.49	10.72	14.84		2,193.80			.80		2.02		N/A	N/A	15
2018	10.72	.31	.66	.97	.21		.36	.57	11.12	9.21		2,499.80			.80		2.81		N/A	N/A	35
2019(f)	11.12	.10	(.60)	(.50)	.22		1.14	1.36	9.26	(3.24)	††	1,998.81		†	.81	†	2.05	†	N/A	N/A	26	††

GLOBAL FUND

Class A
2014	$ 8.01	$ --	$ .80	$ .80	$ .04		$ .11	$ .15	$ 8.66	10.00%		$332,416	1.49%		1.49%		.03%		1.54%	(.02)%	154%
2015	8.66	--	.11	.11	--		1.51	1.51	7.26	.87		331,382	1.47		1.47		(.01)		1.52	(.06)	97
2016	7.26	.01	.43	.44	.00	(b)	.40	.40	7.30	6.03		339,956	1.47		1.47		.09		1.52	.04	94
2017	7.30	.02	1.29	1.31	.01		--	.01	8.60	17.99		379,176	1.44		1.44		.30		1.49	.25	117
2018	8.60	(.01)	.89	.88	.04		.63	.67	8.81	10.69		393,697	1.43		1.43		(.16)		1.48	(.21)	132
2019(f)	8.81	.01	(.66)	(.65)	--		1.00	1.00	7.16	(5.95)	††	356,080	1.46	†	1.46	†	.26	†	1.49	.23	81	††

Class B
2014	6.86	(.06)	.69	.63	---		.11	.11		7.38	9.18		4,023	2.31		2.31		(.79)		2.36	(.84)	154
2015	7.38	(.05)	.10	.05	--		1.51	1.51		5.92	.09		3,405	2.28		2.28		(.82)		2.33	(.87)	97
2016	5.92	(.04)	.36	.32	--		.40	.40		5.84	5.29		2,937	2.27		2.27		(.72)		2.32	(.77)	94
2017	5.84	(.03)	1.02	.99	.00	(b)	--	.00	(b)	6.83	16.98		2,642	2.24		2.24		(.52)		2.29	(.57)	117
2018	6.83	(.07)	.70	.63	.03		.63	.66		6.80	9.70		2,309	2.23		2.23		(.97)		2.28	(1.02)	132
2019(f)	6.80	(.01)	(.54)	(.55)	--		1.00	1.00		5.25	(6.28)	††	1,938	2.25	†	2.25	†	.54	†	2.29	(.58)	81	††

Advisor Class
2014	8.01	--	.82	.82	--		.11	.11		8.72	10.24		66,590	1.06		1.06		.53		1.11	0.48	154
2015	8.72	.03	.12	.15	--		1.51	1.51		7.36	1.37		114,556	1.06		1.06		.43		1.11	.38	97
2016	7.36	.04	.44	.48	.01		.40	.41		7.43	6.48		169,088	1.05		1.05		.53		1.10	.48	94
2017	7.43	.06	1.31	1.37	.02		--	.02		8.78	18.46		191,839	1.04		1.04		.70		1.09	.65	117
2018	8.78	.02	.91	.93	.05		.63	.68		9.03	11.03		228,234	1.05		1.05		.25		1.10	.20	132
2019(f)	9.03	.02	(.67)	(.65)	--		1.00	1.00		7.38	(5.79)	††	227,833	1.08	†	1.08	†	.65	†	1.12	.61	81	††

Institutional Class
2014	8.02	--	.84	.84	--		.11	.11		8.75	10.48		3,001	1.03		1.03		.48		1.08	.43	154
2015	8.75	.04	.11	.15	--		1.51	1.51		7.39	1.37		2,955	1.02		1.02		.45		1.07	.40	97
2016	7.39	.04	.45	.49	.01		.40	.41		7.47	6.61		3,288	1.01		1.01		.55		1.06	.50	94
2017	7.47	.06	1.31	1.37	.02		--	.02		8.82	18.38		3,800	1.00		1.00		.74		1.05	.69	117
2018	8.82	.03	.91	.94	.05		.63	.68		9.08	11.12		4,419	1.00		1.00		.29		1.05	.24	132
2019(f)	9.08	.03	(.68)	(.65)	--		1.00	1.00		7.43	(5.77)	††	3,285	1.02	†	1.02	†	.69	†	1.05	.66	81	††

GROWTH & INCOME FUND

Class A
2014	$ 20.54	$ .18	$ 2.92	$ 3.10	$ .20		$ .68	$ .88		$ 22.76	15.26%		$1,632,920	1.15%		1.15%		.80%		N/A	N/A	22%
2015	22.76	.20	(1.37)	(1.17)	.19		1.05	1.24		20.35	(5.62)		1,496,803	1.15		1.15		.89		N/A	N/A	23
2016	20.35	.26	2.07	2.33	.24		.93	1.17		21.51	11.72		1,588,423	1.16		1.16		1.28		N/A	N/A	23
2017	21.51	.25	2.66	2.91	.37		.75	1.12		23.30	13.99		1,675,590	1.15		1.15		1.13		N/A	N/A	16
2018	23.30	.26	2.11	2.37	.32		.94	1.26		24.41	10.35		1,653,563	1.14		1.14		1.08		N/A	N/A	34
2019(f)	24.41	.14	(1.64)	(1.50)	.13		4.02	4.15		18.76	(4.27)	††	1,505,650	1.16	†	1.16	†	1.37	†	N/A	N/A	41	††

Class B
2014	19.26	---	2.73	2.73	---		.68	.68		21.31	14.32		25,497	1.93		1.93		.02		N/A	N/A	22
2015	21.31	.02	(1.27)	(1.25)	.04		1.05	1.09		18.97	(6.33)		19,316	1.93		1.93		.11		N/A	N/A	23

2016	18.97	.10	1.91	2.01	.08		.93	1.01		19.97	10.82		17,047	1.94		1.94		.50		N/A		N/A		23
2017	19.97	.08	2.45	2.53	.13		.75	.88		21.62	13.14		14,310	1.93		1.93		.35		N/A		N/A		16
2018	21.62	.06	1.96	2.02	.08		.94	1.02		22.62	9.49		12,023	1.93		1.93		.29		N/A		N/A		34
2019(f)	22.62	.05	(1.54)	(1.49)	.05		4.02	4.07		17.06	(4.63)	††	9,995	1.95	†	1.95	†	.58	†	N/A		N/A		41	††

Advisor Class
2014	20.54	.27	2.91	3.18	.20		.68	.88		22.84	15.67		123,039.74			.74		1.17		N/A		N/A		22
2015	22.84	.29	(1.38)	(1.09)	.24		1.05	1.29		20.46	(5.24)		141,229.75			.75		1.29		N/A		N/A		23
2016	20.46	.35	2.08	2.43	.29		.93	1.22		21.67	12.18		132,486.77			.77		1.68		N/A		N/A		23
2017	21.67	.33	2.69	3.02	.48		.75	1.23		23.46	14.42		166,851.78			.78		1.50		N/A		N/A		16
2018	23.46	.35	2.11	2.46	.40		.94	1.34		24.58	10.73		142,220.79			.79		1.44		N/A		N/A		34
2019(f)	24.58	.17	(1.64)	(1.47)	.16		4.02	4.18		18.93	(4.09)	††	143,755.84		†	.84	†	1.69	†	N/A		N/A		41	††

Institutional Class
2014	20.55	.27	2.92	3.19	.28		.68	.96		22.78	15.75		9,746.74			.74		1.21		N/A		N/A		22
2015	22.78	.29	(1.39)	(1.10)	.24		1.05	1.29		20.39	(5.27)		9,380.75			.75		1.29		N/A		N/A		23
2016	20.39	.35	2.07	2.42	.30		.93	1.23		21.58	12.18		10,596.74			.74		1.70		N/A		N/A		23
2017	21.58	.34	2.67	3.01	.45		.75	1.20		23.39	14.47		10,839.74			.74		1.54		N/A		N/A		16
2018	23.39	.36	2.12	2.48	.41		.94	1.35		24.52	10.85		11,067.74			.74		1.49		N/A		N/A		34
2019(f)	24.52	.18	(1.65)	(1.47)	.18		4.02	4.20		18.85	(4.10)	††	8,419.75		†	.75	†	1.78	†	N/A		N/A		41	††

HEDGED U.S. EQUITY OPPORTUNITIES FUND

Class A
2016(c)	$ 10.00	$ --	$ (.09)	$ (.09)	$ --		$ --	$ --		$ 9.91	(.90)	%††	$9,265	1.75	%†	1.75	%†	(.02)	%†	4.24	%†	(2.51)	%†	7	%††
2017	9.91	(.02)	.88	.86	--		--	--		10.77	8.68		44,228	1.75		1.75		(.21)		2.09		(.55)		75
2018	10.77	(.03)	1.16	1.13	--		--	--		11.90	10.49		66,746	1.75		1.75		(.22)		1.76		(.23)		56
2019(f)	11.90	--	(.03)	(.03)	--		.21	.21		11.66	(.08)	††	76,399	1.75	†	1.75	†	.04	†	1.69	†	.10	†	20	††

Advisor Class
2016(c)	10.00	--	(.09)	(.09)	--		---	--		9.91	(.90)	††	24,539	1.42	†	1.42	†	.26	†	3.37	†	(1.69)	†	7	††
2017	9.91	.01	.89	.90	.00	(b)	--	.00	(b)	10.81	9.11		33,770	1.42		1.42		.10		1.76		(.24)		75
2018	10.81	.02	1.16	1.18	--		--	--		11.99	10.92		94,955	1.42		1.42		.16		1.40		.18		56
2019(f)	11.99	.02	(.04)	(.02)	--		.21	.21		11.76	.01	††	105,027	1.42	†	1.42	†	.37	†	1.44	†	.35	†	20	††

Institutional Class
2016(c)	10.00	.01	(.10)	(.09)	--		---	--		9.91	(.90)	††	99	1.31	†	1.31	†	.30	†	3.24	†	(1.63)	†	7	††
2017	9.91	.02	.89	.91	.00	(b)	--	.00	(b)	10.82	9.21		472	1.31		1.31		.23		1.74		(.20)		75

2018	10.82	.02	1.17	1.19	--	--	--	12.01	11.00		574	1.31		1.31		.21		1.39		.13		56
2019(f)	12.01	.03	(.03)	--	--	.21	.21	11.80	.19	††	549	1.31	†	1.31	†	.47	†	1.30	†	.48	†	20	††

INTERNATIONAL FUND

Class A
2014	$ 12.53	$ .05	$ .50	$ .55	$ .02	---	$ .02	$ 13.06	4.43%		$193,174	1.66%		1.66%		.39%		N/A		N/A		34%
2015	13.06	.05	(.41)	(.36)	.05	--	.05	12.65	(2.78)		194,991	1.64		1.64		.40		N/A		N/A		27
2016	12.65	.06	1.05	1.11	.05	--	.05	13.71	8.80		209,205	1.61		1.61		.45		N/A		N/A		28
2017	13.71	.02	2.02	2.04	.07	--	.07	15.68	15.00		238,770	1.58		1.58		.17		N/A		N/A		38
2018	15.68	.01	.28	.29	.02	--	.02	15.95	1.83		259,683	1.56		1.56		.09		N/A		N/A		36
2019(f)	15.95	(.02)	(.12)	(.14)	.03	.96	.99	14.82	(.07)	††	254,909	1.58	†	1.58	†	(.31)	†	N/A		N/A		40	††

Class B
2014	11.98	(.05)	.47	.42	---	---	--	12.40	3.51		2,893	2.49		2.49		(.42)		N/A		N/A		34
2015	12.40	(.06)	(.38)	(.44)	---	---	--	11.96	(3.55)		2,094	2.47		2.47		(.49)		N/A		N/A		27
2016	11.96	(.06)	1.00	.94	.03	--	.03	12.87	7.83		1,607	2.45		2.45		(.45)		N/A		N/A		28
2017	12.87	(.09)	1.90	1.81	.05	--	.05	14.63	14.12		1,465	2.40		2.40		(.68)		N/A		N/A		38
2018	14.63	(.11)	.26	.15	--	--	--	14.78	1.03		1,239	2.38		2.38		(.76)		N/A		N/A		36
2019(f)	14.78	(.08)	(.12)	(.20)	--	.96	.96	13.62	(.50)	††	1,092	2.41	†	2.41	†	(1.15)	†	N/A		N/A		40	††

Advisor Class
2014	12.55	.14	.44	.58	---	---	--	13.13	4.62		35,249	1.27		1.27		.98		N/A		N/A		34
2015	13.13	.11	(.43)	(.32)	.05	---	.05	12.76	(2.45)		57,623	1.24		1.24		.83		N/A		N/A		27
2016	12.76	.11	1.06	1.17	.06	--	.06	13.87	9.22		81,525	1.23		1.24		.85		N/A		N/A		28
2017	13.87	.08	2.05	2.13	.08	--	.08	15.92	15.50		111,334	1.18		1.18		.59		N/A		N/A		38
2018	15.92	.08	.27	.35	.03	--	.03	16.24	2.21		136,628	1.18		1.18		.48		N/A		N/A		36
2019(f)	16.24	--	(.12)	(.12)	.04	.96	1.00	15.12	.09	††	144,283	1.22	†	1.22	†	.06	†	N/A		N/A		40	††

Institutional Class
2014	12.56	.12	.51	.63	---	---	--	13.19	5.02		2,357	1.17		1.17		.93		N/A		N/A		34
2015	13.19	.12	(.43)	(.31)	.10	---	.10	12.78	(2.33)		2,347	1.14		1.14		.89		N/A		N/A		27
2016	12.78	.13	1.07	1.20	.07	--	.07	13.91	9.39		2,695	1.12		1.12		.95		N/A		N/A		28
2017	13.91	.09	2.05	2.14	.09	--	.09	15.96	15.54		3,274	1.09		1.09		.65		N/A		N/A		38
2018	15.96	.09	.29	.38	.04	--	.04	16.30	2.36		3,509	1.09		1.09		.56		N/A		N/A		36
2019(f)	16.30	.01	(.12)	(.11)	.05	.96	1.01	15.18	.14	††	2,783	1.09	†	1.09	†	.17	†	N/A		N/A		40	††

OPPORTUNITY FUND

Class A
2014	$ 38.13	$ .07	$ 5.29	$ 5.36	$ .16	$ 2.43	$ 2.59	$ 40.90	14.20%		$805,113	1.20%		1.20%		.16%		N/A		N/A		34%

2015	40.90	.04	(.39)	(.35)	.06	2.70	2.76	37.79	(1.16)		818,955	1.20		1.20		.11		N/A		N/A		37
2016	37.79	.20	2.52	2.72	.04	3.18	3.22	37.29	7.39		880,274	1.22		1.22		.54		N/A		N/A		36
2017	37.29	.11	6.03	6.14	.22	1.35	1.57	41.86	16.99		1,002,618	1.20		1.20		.27		N/A		N/A		32
2018	41.86	.39	2.31	2.70	.12	2.38	2.50	42.06	6.49		1,010,312	1.20		1.20		.93		N/A		N/A		35
2019(f)	42.06	.05	(2.32)	(2.27)	.38	3.41	3.79	36.00	(3.97)	††	943,678	1.26	†	1.26	†	.27	†	N/A		N/A		40	††

Class B
2014	32.27	(.21)	4.47	4.26	--	2.43	2.43	34.10	13.32		12,145	1.99		1.99		(.63)		N/A		N/A		34
2015	34.10	(.23)	(.29)	(.52)	--	2.70	2.70	30.88	(1.94)		9,691	1.97		1.97		(.67)		N/A		N/A		37
2016	30.88	(.07)	2.05	1.98	--	3.18	3.18	29.68	6.58		8,606	1.99		1.99		(.22)		N/A		N/A		36
2017	29.68	(.16)	4.77	4.61	.18	1.35	1.53	32.76	16.12		7,557	1.96		1.96		(.49)		N/A		N/A		32
2018	32.76	.04	1.81	1.85	.07	2.38	2.45	32.16	5.65		6,202	1.96		1.96		.12		N/A		N/A		35
2019(f)	32.16	(.07)	(1.90)	(1.97)	.34	3.41	3.75	26.44	(4.30)	††	5,276	1.98	†	1.98	†	(.46)	†	N/A		N/A		40	††

Advisor Class
2014	38.18	.23	5.22	5.45	--	2.43	2.43	41.20	14.43		35,733.90			.90		.51		N/A		N/A		34
2015	41.20	.16	(.40)	(.24)	.08	2.70	2.78	38.18	(.87)		48,322.91			.91		.40		N/A		N/A		37
2016	38.18	.30	2.56	2.86	.07	3.18	3.25	37.79	7.69		73,477.93			.93		.83		N/A		N/A		36
2017	37.79	.24	6.12	6.36	.24	1.35	1.59	42.56	17.37		81,773.88			.88		.59		N/A		N/A		32
2018	42.56	.61	2.27	2.88	.15	2.38	2.53	42.91	6.82		149,481.89			.89		1.42		N/A		N/A		35
2019(f)	42.91	.12	(2.37)	(2.25)	.40	3.41	3.81	36.85	(3.82)	††	151,157.90		†	.90	†	.63	†	N/A		N/A		40	††

Institutional Class
2014	38.21	.24	5.30	5.54	.17	2.43	2.60	41.15	14.66		3,838.79			.79		.58		N/A		N/A		34
2015	41.15	.22	(.40)	(.18)	.20	2.70	2.90	38.07	(.74)		4,228.78			.78		.52		N/A		N/A		37
2016	38.07	.36	2.54	2.90	.08	3.18	3.26	37.71	7.84		4,975.79			.79		.98		N/A		N/A		36
2017	37.71	.27	6.12	6.39	.26	1.35	1.61	42.49	17.49		5,678.78			.78		.70		N/A		N/A		32
2018	42.49	.59	2.33	2.92	.16	2.38	2.54	42.87	6.95		5,793.77			.77		1.38		N/A		N/A		35
2019(f)	42.87	.14	(2.36)	(2.22)	.43	3.41	3.84	36.81	(3.74)	††	4,600.78		†	.78	†	.74	†	N/A		N/A		40	††

PREMIUM INCOME FUND

Class A
2018(e)	$ 10.00	$ .08	$ .23	$ .31	$ .05	$ --	$ .05	$ 10.26	3.06	%††	$41,688	1.30	%†	1.30	%†	1.57	%†	2.07	%†	.80	%†	77	%††
2019(f)	10.26	.09	--	.09	.08	.10	.18	10.17	.90	††	60,449	1.30	†	1.30	†	1.73	†	1.42	†	1.61	†	32	††

Advisor Class
2018(e)	10.00	.10	.22	.32	.06	--	.06	10.26	3.18	††	34,170	1.02	†	1.02	†	1.86	†	1.52	†	1.36	†	77	††
2019(f)	10.26	.10	--	.10	.08	.10	.18	10.18	1.03	††	63,243	1.04	†	1.04	†	2.01	†	1.14	†	1.91	†	32	††

Institutional Class
2018(e)	10.00	.10	.23	.33	.17		--	.17		10.16	3.27	††	3,877.89		†	.89	†	1.88	†	1.88	†	.89	†	77	††
2019(f)	10.16	.10	(.26)	(.16)	4.36		.10	4.46		5.54	1.19	††	39.90		†	.90	†	2.06	†	1.05	†	1.91	†	32	††

SELECT GROWTH FUND

Class A
2014	$ 9.24	$ --	$ 1.73	$ 1.73	$ .00	(b)	$ --	$ .00	(b)	$ 10.97	18.77%		$330,595	1.27%		1.27%		.03%		N/A		N/A		33%
2015	10.97	.02	.65	.67	.00	(b)	--	.00	(b)	11.64	6.12		352,651	1.25		1.25		.16		N/A		N/A		48
2016	11.64	.02	.73	.75	.02		1.13	1.15		11.24	6.50		373,279	1.27		1.27		.22		N/A		N/A		59
2017	11.24	--	2.38	2.38	.03		1.55	1.58		12.04	24.16		444,933	1.25		1.25		.00		N/A		N/A		58
2018	12.04	(.01)	2.66	2.65	.01		1.07	1.08		13.61	23.22		570,309	1.22		1.22		(.06)		N/A		N/A		37
2019(f)	13.61	.02	(.64)	(.62)	--		.62	.62		12.37	(3.83)	††	557,068	1.22	†	1.22	†	.29	†	N/A		N/A		20	††

Class B
2014	8.34	(.07)	1.55	1.48	--		--	--		9.82	17.75		4,868	2.06		2.06		(.76)		N/A		N/A		33
2015	9.82	(.07)	.59	.52	--		--	--		10.34	5.30		4,101	2.03		2.03		(.63)		N/A		N/A		48
2016	10.34	(.06)	.65	.59	.00	(b)	1.13	1.13		9.80	5.71		3,393	2.03		2.03		(.56)		N/A		N/A		59
2017	9.80	(.07)	2.02	1.95	.02		1.55	1.57		10.18	23.13		3,163	2.01		2.01		(.75)		N/A		N/A		58
2018	10.18	(.09)	2.21	2.12	--		1.07	1.07		11.23	22.21		2,997	1.98		1.98		(.82)		N/A		N/A		37
2019(f)	11.23	(.02)	(.54)	(.56)	--		.62	.62		10.05	(4.12)	††	2,544	1.98	†	1.98	†	(.47)	†	N/A		N/A		20	††

Advisor Class
2014	9.26	.06	1.69	1.75	--		--	--		11.01	18.90		31,902.83			.83		.51		N/A		N/A		33
2015	11.01	.07	.66	.73	.01		--	.01		11.73	6.61		46,793.84			.84		.57		N/A		N/A		48
2016	11.73	.07	.73	.80	.03		1.13	1.16		11.37	6.93		66,588.85			.86		.62		N/A		N/A		59
2017	11.37	.05	2.40	2.45	.04		1.55	1.59		12.23	24.61		81,203.84			.84		.40		N/A		N/A		58
2018	12.23	.04	2.71	2.75	.02		1.07	1.09		13.89	23.74		194,554.83			.83		.34		N/A		N/A		37
2019(f)	13.89	.04	(.65)	(.61)	.01		.62	.63		12.65	(3.68)	††	203,092.89		†	.89	†	.62	†	N/A		N/A		20	††

Institutional Class
2014	9.27	.05	1.74	1.79	--		--	--		11.06	19.31		3,057.83			.83		.48		N/A		N/A		33
2015	11.06	.07	.66	.73	.02		--	.02		11.77	6.56		3,608.82			.82		.59		N/A		N/A		48
2016	11.77	.07	.74	.81	.03		1.13	1.16		11.42	7.00		3,915.83			.83		.66		N/A		N/A		59
2017	11.42	.05	2.41	2.46	.04		1.55	1.59		12.29	24.61		4,950.82			.82		.43		N/A		N/A		58
2018	12.29	.05	2.72	2.77	.02		1.07	1.09		13.97	23.81		7,836.80			.80		.35		N/A		N/A		37
2019(f)	13.97	.04	(.65)	(.61)	.01		.62	.63		12.73	(3.62)	††	6,613.79		†	.79	†	.71	†	N/A		N/A		20	††

SPECIAL SITUATIONS FUND

Class A
2014	$ 28.07	$ .02	$ 3.16	$ 3.18	$ --	$ 4.60	$ 4.60	$ 26.65	11.65%		$425,957	1.33%		1.33%		.06%		1.38%	.01%	55%
2015	26.65	.02	.07	.09	.04	1.43	1.47	25.27	.12		432,235	1.32		1.32		.07		1.33	.06	43
2016	25.27	.17	2.36	2.53	.02	1.44	1.46	26.34	10.35		472,720	1.33		1.34		.68		1.34	.68	39
2017	26.34	--	5.24	5.24	.16	.24	.40	31.18	20.06		549,780	1.31		1.31		(.01)		N/A	N/A	27
2018	31.18	.03	2.29	2.32	.01	.87	.88	32.62	7.50		580,730	1.29		1.29		.08		N/A	N/A	48
2019(f)	32.62	.06	(3.81)	(3.75)	.08	3.83	3.91	24.96	(10.08)	††	512,211	1.32	†	1.32	†	.48	†	N/A	N/A	37	††

Class B
2014	23.45	(.17)	2.62	2.45	--	4.60	4.60	21.30	10.71		4,441	2.16		2.16		(.77)		2.21	(.82)	55
2015	21.30	(.16)	.08	(.08)	--	1.43	1.43	19.79	(.67)		3,618	2.13		2.13		(.74)		2.14	(.75)	43
2016	19.79	(.02)	1.81	1.79	--	1.44	1.44	20.14	9.43		3,301	2.14		2.14		(.12)		2.15	(.13)	39
2017	20.14	(.19)	4.01	3.82	.13	.24	.37	23.59	19.13		3,081	2.10		2.10		(.80)		N/A	N/A	27
2018	23.59	(.17)	1.73	1.56	--	.87	.87	24.28	6.65		2,626	2.07		2.07		(.71)		N/A	N/A	48
2019(f)	24.28	(.03)	(2.95)	(2.98)	.05	3.83	3.88	17.42	(10.44)	††	2,108	2.10	†	2.10	†	(.31)	†	N/A	N/A	37	††

Advisor Class
2014	28.09	.12	3.10	3.22	--	4.60	4.60	26.71	11.82		26,458	1.01		1.01		.39		1.06	.34	55
2015	26.71	.10	.08	.18	.08	1.43	1.51	25.38	.46		38,790	1.02		1.03		.37		1.04	.36	43
2016	25.38	.23	2.39	2.62	.04	1.44	1.48	26.52	10.67		59,159	1.03		1.03		.94		1.04	.93	39
2017	26.52	.08	5.29	5.37	.18	.24	.42	31.47	20.45		120,912.97			.97		.34		N/A	N/A	27
2018	31.47	.14	2.32	2.46	.04	.87	.91	33.02	7.86		140,657.95			.95		.43		N/A	N/A	48
2019(f)	33.02	.11	(3.87)	(3.76)	.10	3.83	3.93	25.33	(9.97)	††	130,647	1.02	†	1.02	†	.79	†	N/A	N/A	37	††

Institutional Class
2014	28.14	.14	3.16	3.30	--	4.60	4.60	26.84	12.10		5,750.89			.89		.51		.94	.46	55
2015	26.84	.14	.08	.22	.16	1.43	1.59	25.47	.60		5,905.88			.88		.51		.89	.50	43
2016	25.47	.28	2.39	2.67	.05	1.44	1.49	26.65	10.84		6,914.88			.89		1.11		.90	1.10	39
2017	26.65	.12	5.31	5.43	.18	.24	.42	31.66	20.56		8,712.87			.87		.42		N/A	N/A	27
2018	31.66	.17	2.34	2.51	.05	.87	.92	33.25	7.98		9,592.86			.86		.52		N/A	N/A	48
2019(f)	33.25	.13	(3.89)	(3.76)	.12	3.83	3.95	25.54	(9.90)	††	7,328.87		†	.87	†	.92	†	N/A	N/A	37	††

TOTAL RETURN FUND

Class A
2014	$ 18.49	$ .22	$ 1.65	$ 1.87	$ .31	$ .42	$ .73	$ 19.63	10.18%		$767,354	1.19%		1.19%		1.14%		N/A	N/A	44%
2015	19.63	.21	(.68)	(.47)	.28	.67	.95	18.21	(2.65)		784,281	1.18		1.18		1.05		N/A	N/A	40
2016	18.21	.23	1.26	1.49	.27	.43	.70	19.00	8.36		845,726	1.19		1.19		1.27		N/A	N/A	63
2017	19.00	.23	1.27	1.50	.32	.30	.62	19.88	8.09		877,311	1.19		1.19		1.22		N/A	N/A	39
2018	19.88	.31	.74	1.05	.36	.35	.71	20.22	5.32		889,473	1.18		1.18		1.55		N/A	N/A	53
2019(f)	20.22	.14	(.57)	(.43)	.18	1.52	1.70	18.09	(1.45)	††	828,822	1.20	†	1.20	†	1.52	†	N/A	N/A	42	††

	Class B
	2014	18.17	.07	1.61	1.68	.16	.42	.58	19.27	9.29		10,016	1.97		1.97		.36		N/A	N/A	44
	2015	19.27	.06	(.68)	(.62)	.06	.67	.73	17.92	(3.44)		8,270	1.96		1.96		.27		N/A	N/A	40
	2016	17.92	.09	1.25	1.34	.13	.43	.56	18.70	7.61		7,774	1.96		1.96		.50		N/A	N/A	63
	2017	18.70	.09	1.24	1.33	.17	.30	.47	19.56	7.23		6,939	1.93		1.93		.48		N/A	N/A	39
	2018	19.56	.16	.72	.88	.18	.35	.53	19.91	4.52		6,061	1.94		1.94		.79		N/A	N/A	53
	2019(f)	19.91	.07	(.57)	(.50)	.11	1.52	1.63	17.78	(1.84)	††	5,406	1.95	†	1.95	†	.77	†	N/A	N/A	42	††

	Advisor Class
	2014	18.49	.29	1.60	1.89	.32	.42	.74	19.64	10.34		2,106.78			.78		1.46		N/A	N/A	44
	2015	19.64	.29	(.69)	(.40)	.31	.67	.98	18.26	(2.24)		976.78			.78		1.44		N/A	N/A	40
	2016	18.26	.26	1.27	1.53	.32	.43	.75	19.04	8.55		1,213.82			.82		1.63		N/A	N/A	63
	2017	19.04	.32	1.30	1.62	.38	.30	.68	19.98	8.69		996.80			.80		1.61		N/A	N/A	39
	2018	19.98	.37	.75	1.12	.43	.35	.78	20.32	5.69		1,006.84			.84		1.83		N/A	N/A	53
	2019(f)	20.32	.16	(.59)	(.43)	.19	1.52	1.71	18.18	(1.40)	††	1,011.98		†	.98	†	1.74	†	N/A	N/A	42	††

	Institutional Class
	2014	18.50	.30	1.63	1.93	.36	.42	.78	19.65	10.55		2,885.78			.78		1.55		N/A	N/A	44
	2015	19.65	.29	(.70)	(.41)	.28	.67	.95	18.29	(2.28)		30,644.77			.77		1.47		N/A	N/A	40
	2016	18.29	.31	1.28	1.59	.32	.43	.75	19.13	8.88		32,525.77			.77		1.68		N/A	N/A	63
	2017	19.13	.32	1.27	1.59	.37	.30	.67	20.05	8.50		33,545.77			.77		1.65		N/A	N/A	39
	2018	20.05	.40	.74	1.14	.46	.35	.81	20.38	5.77		34,555.77			.77		1.96		N/A	N/A	53
	2019(f)	20.38	.17	(.57)	(.40)	.21	1.52	1.73	18.25	(1.26)	††	33,082.79		†	.79	†	1.93	†	N/A	N/A	42	††

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	Due to rounding, amount is less than .005 per share.
(c)	For the period August 1, 2016 (commencement of operations) to September 30, 2016.
(d)	For the period April 1, 2016 (commencement of operations) to September 30, 2016.
(e)	For the period April 2, 2018 (commencement of operations) to September 30, 2018.
(f)	For the period October 1, 2018 to March 31, 2019.

	See notes to financial statements

	P E R S H A R E D A T A											R A T I O S / S U P P L E M E N T A L D A T A
		Investment Operations				Less Distributions from							Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
	Net Asset Value, Beginning of Period/Year	Net Investment Income (Loss)	(c)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/Year	Total Return*		Net Assets End of Period/Year (in thousands)	Net Expenses After Fee Credits		Net Expenses Before Fee Credits	***	Net Investment Income (Loss)		Expenses	***	Net Investment Income (Loss)		Portfolio Turnover Rate

FLOATING RATE FUND

Class A
2014(h)	$ 10.00	$ .21		$ (.10)	$ .11	$ .23	---	$ .23	$ 9.88	1.12	%††	$50,361	1.10	%†	1.10	%†	2.21	%†	1.58	%†	1.73	%†	26	%††
2015	9.88	.26		(.27)	(.01)	.29	---	.29	9.58	(.08)		57,101	1.10		1.10		2.72		1.33		2.49		49
2016	9.58	.27		.09	.36	.28	---	.28	9.66	3.69		61,243	1.10		1.10		2.86		1.27		2.69		38
2017	9.66	.27		.05	.32	.31	---	.31	9.67	3.47		66,769	1.10		1.10		2.90		1.24		2.76		89
2018	9.67	.32		.04	.36	.32	---	.32	9.71	3.83		68,567	1.10		1.10		3.25		1.21		3.14		60
2019(i)	9.71	.18		(.16)	.02	.19	---	.19	9.54	.25	††	70,502	1.10	†	1.10	†	3.96	†	1.20	†	3.86	†	29	††

Advisor Class
2014(h)	10.00	.25		(.11)	.14	.26	---	.26	9.88	1.43	††	34,942.90		†	.90	†	2.63	†	.95	†	2.58	†	26	††
2015	9.88	.28		(.26)	.02	.32	---	.32	9.58	.18		50,122.90			.90		2.92		1.03		2.79		49
2016	9.58	.29		.08	.37	.30	---	.30	9.65	3.92		61,844.90			.90		3.06		.98		2.98		38
2017	9.65	.26		.09	.35	.32	---	.32	9.68	3.70		98,958.90			.90		3.07		.92		3.05		89
2018	9.68	.34		.04	.38	.34	---	.34	9.72	4.03		144,799.90			.90		3.46		.86		3.50		60
2019(i)	9.72	.19		(.16)	.03	.20	---	.20	9.55	.35	††	159,109.90		†	.90	†	4.16	†	.88	†	4.18	†	29	††

Institutional Class
2014(h)	10.00	.27		(.13)	.14	.28	---	.28	9.86	1.36	††	5,329.70		†	.70	†	2.76	†	1.06	†	2.40	†	26	††
2015	9.86	.30		(.25)	.05	.34	---	.34	9.57	.47		10,458.70			.70		3.17		.90		2.97		49
2016	9.57	.31		.08	.39	.32	---	.32	9.64	4.14		11,456.70			.70		3.27		.83		3.14		38
2017	9.64	.26		.11	.37	.34	---	.34	9.67	3.87		21,277.70			.70		3.23		.80		3.13		89
2018	9.67	.36		.04	.40	.36	---	.36	9.71	4.20		32,019.70			.70		3.68		.75		3.63		60
2019(i)	9.71	.20		(.16)	.04	.21	---	.21	9.54	.47	††	26,472.74		†	.74	†	4.32	†	.77	†	4.29	†	29	††

FUND FOR INCOME

Class A
2014	$ 2.59	$ .12	$ .02	$ .14	$ .14	---	$ .14	$ 2.59	5.38%		$621,618	1.21%		1.21%		4.67%		1.23%		4.65%		47%
2015	2.59	.11	(.18)	(.07)	.13	---	.13	2.39	(2.85)		567,249	1.21		1.21		4.39		1.23		4.37		47
2016	2.39	.11	.10	.21	.12	---	.12	2.48	9.07		571,028	1.22		1.22		4.76		1.24		4.74		55
2017	2.48	.11	.05	.16	.12	---	.12	2.52	6.79		572,631	1.21		1.21		4.57		1.23		4.55		65
2018	2.52	.11	(.06)	.05	.13	---	.13	2.44	1.88		523,932	1.22		1.22		4.46		1.24		4.44		67
2019(i)	2.44	.05	--	.05	.06	---	.06	2.43	2.26	††	505,329	1.23	†	1.23	†	4.89	†	1.25	†	4.87	†	33	††

Class B
2014	2.59	.10	.02	.12	.12	---	.12	2.59	4.67		4,690	2.02		2.02		3.86		2.04		3.84		47
2015	2.59	.09	(.18)	(.09)	.11	---	.11	2.39	(3.65)		3,376	2.01		2.01		3.60		2.03		3.58		47
2016	2.39	.09	.10	.19	.10	---	.10	2.48	7.99		2,923	2.04		2.04		3.94		2.07		3.92		55
2017	2.48	.10	.05	.15	.10	---	.10	2.53	6.15		2,356	1.98		1.98		3.79		2.00		3.77		65
2018	2.53	.09	(.06)	.03	.11	---	.11	2.45	1.06		1,786	2.02		2.02		3.66		2.04		3.64		67
2019(i)	2.45	.04	(.01)	.03	.05	---	.05	2.43	1.42	††	1,517	2.07	†	2.07	†	4.04	†	2.09	†	4.02	†	33	††

Advisor Class
2014	2.59	.12	.02	.14	.14	---	.14	2.59	5.42		31,132.91			.91		4.83		.93		4.81		47
2015	2.59	.12	(.18)	(.06)	.14	---	.14	2.39	(2.47)		41,699.93			.93		4.65		.95		4.63		47
2016	2.39	.12	.10	.22	.13	---	.13	2.48	9.34		68,198.93			.94		5.02		.96		5.00		55
2017	2.48	.12	.05	.17	.13	---	.13	2.52	7.05		73,403.94			.94		4.84		.96		4.82		65
2018	2.52	.12	(.07)	.05	.13	---	.13	2.44	2.17		79,880.93			.93		4.76		.95		4.74		67
2019(i)	2.44	.06	--	.06	.07	---	.07	2.43	2.36	††	80,264	1.04	†	1.04	†	5.07	†	1.06	†	5.05	†	33	††

Institutional Class
2014	2.60	.13	.02	.15	.15	---	.15	2.60	5.59		42,941.78			.78		5.07		.80		5.05		47
2015	2.60	.12	(.17)	(.05)	.15	---	.15	2.40	(2.28)		51,704.78			.78		4.81		.80		4.79		47
2016	2.40	.12	.10	.22	.13	---	.13	2.49	9.58		62,340.79			.79		5.19		.81		5.17		55
2017	2.49	.13	.05	.18	.13	---	.13	2.54	7.59		78,784.78			.78		4.99		.80		4.97		65
2018	2.54	.12	(.07)	.05	.14	---	.14	2.45	1.91		33,545.79			.79		4.88		.81		4.86		67
2019(i)	2.45	.06	--	.06	.07	---	.07	2.44	2.47	††	36,666.80		†	.80	†	5.30	†	.82	†	5.28	†	33	††

GOVERNMENT CASH MANAGEMENT FUND(f)

Class A

2014	$ 1.00	$ ---		---	$ ---		$ ---		---	$ ---		$ 1.00	.00%		$108,088.08%			.08%		.00%		1.02%		(.94)%		N/A
2015	1.00	---		---	--		---		---	--		1.00	.00		109,566.10			.10		.00		1.08		(.98)		N/A
2016	1.00	---		---	--		---		---	--		1.00	.00		122,037.33			.33		.00		1.05		(.72)		N/A
2017	1.00	.00	(d)	---	.00	(d)	.00	(d)	---	.00	(d)	1.00	.08		127,079.60			.60		.08		1.02		(.34)		N/A
2018	1.00	.01		---	.01		.01		---	.01		1.00	.96		153,695.60			.60		.98		1.01		.57		N/A
2019(i)	1.00	.01		---	.01		.01		---	.01		1.00	.87	††	177,586.60		†	.60	†	1.74	†	.91	†	1.43	†	N/A

Class B
2014	1.00	---		---	--		---		---	--		1.00	.00		404.08			.08		.00		1.64		(1.56)		N/A
2015	1.00	---		---	--		---		---	--		1.00	.00		287.10			.10		.00		1.72		(1.62)		N/A
2016	1.00	---		---	--		---		---	--		1.00	.00		248.33			.33		.00		1.77		(1.44)		N/A
2017	1.00	---		---	--		---		---	--		1.00	.00		161.64			.64		.00		1.76		(1.12)		N/A
2018	1.00	.00	(d)	---	.00	(d)	.00	(d)	---	.00	(d)	1.00	.17		101	1.35		1.35		.14		1.92		(.43)		N/A
2019(i)	1.00	.01		---	.01		.01		---	.01		1.00	.49	††	154	1.35	†	1.35	†	1.00	†	1.73	†	.62	†	N/A

Institutional Class
2014	1.00	---		---	--		---		---	--		1.00	.00		2,595.08			.08		.00		.66		(.58)		N/A
2015	1.00	---		---	--		---		---	--		1.00	.00		2,267.10			.10		.00		.67		(.57)		N/A
2016	1.00	---		---	--		---		---	--		1.00	.00		2,844.33			.33		.00		.68		(.35)		N/A
2017	1.00	.00	(d)	---	.00	(d)	.00	(d)	---	.00	(d)	1.00	.07		2,394.60			.60		.06		.68		(.02)		N/A
2018	1.00	.01		---	.01		.01		---	.01		1.00	.97		1.60			.60		.96		.68		.88		N/A
2019(i)	1.00	.01		---	.01		.01		---	.01		1.00	.87	††	1.60		†	.60	†	1.78	†	.80	†	1.58	†	N/A

INTERNATIONAL OPPORTUNITIES BOND FUND

Class A
2014	$ 9.84	$ .21		$ .07	$ .28		$ .27		---	$ .27		$ 9.85	2.84%		$80,197	1.30%		1.30%		2.06%		1.41%		1.95%		76%
2015	9.85	.12		(1.06)	(.94)		.28		---	.28		8.63	(9.72)		69,394	1.30		1.30		1.29		1.38		1.21		61
2016	8.63	.20		.51	.71		.13		---	.13		9.21	8.30		65,456	1.38		1.38		2.29		1.41		2.26		72
2017	9.21	.22		.21	.43		.15		---	.15		9.49	4.70		59,782	1.41		1.41		2.35		N/A		N/A		76
2018	9.49	.23		(.64)	(.41)		.30		---	.30		8.78	(4.50)		54,060	1.40		1.40		2.49		N/A		N/A		41
2019(i)	8.78	.13		(.15)	(.02)		.16		---	.16		8.60	(.21)	††	49,291	1.44	†	1.44	†	3.10	†	N/A		N/A		17	††

Advisor Class
2014	9.85	.24		.04	.28		.28		---	.28		9.85	2.81		33,851	1.10		1.10		2.21		N/A		N/A		76
2015	9.85	.14		(1.06)	(.92)		.29		---	.29		8.64	(9.51)		50,912	1.04		1.04		1.56		N/A		N/A		61
2016	8.64	.23		.51	.74		.13		---	.13		9.25	8.70		50,749	1.08		1.08		2.60		N/A		N/A		72
2017	9.25	.24		.23	.47		.16		---	.16		9.56	5.07		68,162	1.11		1.11		2.66		N/A		N/A		76

2018	9.56	.27	(.66)	(.39)	.30	---	.30	8.87	(4.17)		87,491	1.08		1.08		2.82		N/A		N/A		41
2019(i)	8.87	.14	(.15)	(.01)	.16	---	.16	8.70	(.07)	††	89,839	1.14	†	1.14	†	3.40	†	N/A		N/A		17	††

Institutional Class
2014	9.85	.25	.06	.31	.28	---	.28	9.88	3.19		16,014.93			.93		2.43		N/A		N/A		76
2015	9.88	.17	(1.08)	(.91)	.30	---	.30	8.67	(9.36)		19,097.90			.90		1.69		N/A		N/A		61
2016	8.67	.24	.52	.76	.14	---	.14	9.29	8.85		8,289.93			.93		2.75		N/A		N/A		72
2017	9.29	.22	.27	.49	.19	---	.19	9.59	5.27		8,669.94			.95		2.80		N/A		N/A		76
2018	9.59	.28	(.65)	(.37)	.30	---	.30	8.92	(4.03)		9,868.93			.93		2.98		N/A		N/A		41
2019(i)	8.92	.15	(.16)	(.01)	.12	---	.12	8.79	(.02)	††	18,836.97		†	.97	†	3.57	†	N/A		N/A		17	††

INVESTMENT GRADE FUND

Class A
2014	$9.78	$ .31	$ .22	$ .53	$ .39	---	$ .39	$ 9.92	5.50%		$475,090	1.05%		1.05%		3.11%		1.16%		3.00%		49%
2015	9.92	.28	(.17)	.11	.39	---	.39	9.64	1.12		458,704	1.04		1.04		2.85		1.15		2.74		36
2016	9.64	.27	.35	.62	.36	---	.36	9.90	6.55		477,010	1.04		1.05		2.78		1.15		2.68		37
2017	9.90	.26	(.17)	.09	.33	---	.33	9.66	.97		462,999	1.04		1.04		2.68		1.15		2.57		52
2018	9.66	.26	(.42)	(.16)	.33	---	.33	9.17	(1.69)		400,673	1.06		1.06		2.80		1.17		2.69		58
2019(i)	9.17	.13	.29	.42	.16	---	.16	9.43	4.68	††	387,909	1.08	†	1.08	†	3.00	†	1.18	†	2.90	†	33	††

Class B
2014	9.76	.22	.22	.44	.33	---	.33	9.87	4.53		4,727	1.92		1.92		2.24		2.03		2.13		49
2015	9.87	.20	(.17)	.03	.33	---	.33	9.57	.27		3,623	1.92		1.92		1.98		2.03		1.87		36
2016	9.57	.19	.34	.53	.27	---	.27	9.83	5.61		2,907	1.92		1.92		1.91		2.03		1.80		37
2017	9.83	.19	(.18)	.01	.23	---	.23	9.61	.12		2,181	1.90		1.90		1.84		2.01		1.73		52
2018	9.61	.18	(.42)	(.24)	.24	---	.24	9.13	(2.50)		1,475	1.93		1.93		1.93		2.04		1.82		58
2019(i)	9.13	.09	.28	.37	.12	---	.12	9.38	4.15	††	1,444	1.94	†	1.94	†	2.14	†	2.04	†	2.04	†	33	††

Advisor Class
2014	9.78	.34	.20	.54	.40	---	.40	9.92	5.61		44,351.69			.69		3.38		.80		3.27		49
2015	9.92	.31	(.16)	.15	.40	---	.40	9.67	1.53		63,614.73			.73		3.17		.84		3.06		36
2016	9.67	.30	.34	.64	.37	---	.37	9.94	6.78		83,659.74			.74		3.08		.85		2.97		37
2017	9.94	.26	(.14)	.12	.35	---	.35	9.71	1.32		136,316.72			.72		2.99		.82		2.89		52
2018	9.71	.30	(.42)	(.12)	.36	---	.36	9.23	(1.25)		180,286.72			.72		3.15		.83		3.04		58
2019(i)	9.23	.15	.28	.43	.18	---	.18	9.48	4.73	††	197,002.74		†	.74	†	3.34	†	.84	†	3.24	†	33	††

Institutional Class
2014	9.79	.35	.23	.58	.43	---		.43	9.94	5.98		22,269.63			.63		3.51		.74		3.40		49
2015	9.94	.32	(.17)	.15	.43	---		.43	9.66	1.48		15,025.63			.63		3.26		.74		3.15		36
2016	9.66	.31	.35	.66	.40	---		.40	9.92	6.97		31,395.63			.63		3.17		.74		3.06		37
2017	9.92	.31	(.18)	.13	.37	---		.37	9.68	1.41		26,127.63			.63		3.10		.74		2.99		52
2018	9.68	.31	(.42)	(.11)	.37	---		.37	9.20	(1.18)		23,974.64			.64		3.23		.75		3.12		58
2019(i)	9.20	.15	.28	.43	.18	---		.18	9.45	4.78	††	20,327.66		†	.66	†	3.42	†	.76	†	3.32	†	33	††

LIMITED DURATION BOND FUND (e)

Class A
2014(g)	$ 10.00	--	$ (.05)	$ (.05)	$ .06	---		.06	9.89	(.50)	%††	$8,911	1.05	%†	1.05	%†	.15	%†	3.37	%†	(2.17)	%†	19	%††
2015	9.89	.03	.04	.07	.20	---		.20	9.76	.67		26,852	1.05		1.05		.37		1.32		.10		57
2016	9.76	(.03)	.15	.12	.22	---		.22	9.66	1.21		48,342	1.05		1.05		(.25)		1.23		(.43)		54
2017	9.66	.08	(.06)	.02	.21	---		.21	9.47	.22		62,841	1.05		1.05		.85		1.22		.68		60
2018	9.47	--	(.05)	(.05)	.25	---		.25	9.17	(.52)		247,902.89			.89		.02		1.11		(.20)		102
2019(i)	9.17	.11	.09	.20	.13	---		.13	9.24	2.21	††	241,720.79		†	.79	†	2.30	†	1.04	†	2.05	†	35	††

Advisor Class
2014(g)	10.00	.02	(.05)	(.03)	.06	---		.06	9.91	(.28)	††	25,649.75		†	.75	†	.46	†	1.02	†	.19	†	19	††
2015	9.91	.06	.05	.11	.22	---		.22	9.80	1.08		40,502.75			.75		.66		1.09		.32		57
2016	9.80	--	.14	.14	.25	---		.25	9.69	1.47		50,645.75			.75		.04		1.01		(.22)		54
2017	9.69	.13	(.08)	.05	.24	---		.24	9.50	.54		31,638.75			.75		1.14		1.02		.87		60
2018	9.50	.03	(.05)	(.02)	.28	---		.28	9.20	(.25)		35,498.62			.62		.33		.84		.11		102
2019(i)	9.20	.12	.08	.20	.14	---		.14	9.26	2.24	††	49,032.51		†	.51	†	2.58	†	.84	†	2.25	†	35	††

Institutional Class
2014(g)	10.00	.02	(.03)	(.01)	.07	---		.07	9.92	(.14)	††	5,125.60		†	.60	†	.53	†	3.32	†	(2.19)	†	19	††
2015	9.92	.08	.04	.12	.23	---		.23	9.81	1.21		6,747.60			.60		.81		.92		.49		57
2016	9.81	.02	.14	.16	.27	---		.27	9.70	1.64		22,296.60			.60		.20		.82		(.02)		54
2017	9.70	.11	(.04)	.07	.25	---		.25	9.52	.77		41,065.60			.60		1.30		.82		1.08		60
2018	9.52	.04	(.06)	(.02)	.29	---		.29	9.21	(.19)		38,822.47			.47		.46		.68		.25		102
2019(i)	9.21	.13	.09	.22	.15	---		.15	9.28	2.43	††	37,563.36		†	.36	†	2.71	†	.59	†	2.48	†	35	††

STRATEGIC INCOME FUND

Class A
2014	$9.78	$ .32	$ .12	$ .44	$ .28	$ .00	(d)	$ .28	$ 9.94	4.55%		$101,540.80%			.80%		3.18%		.68	%(b)	3.30	%(a)	20%
2015	9.94	.34	(.57)	(.23)	.34	.07		.41	9.30	(2.37)		131,734.59			.59		3.55		N/A		N/A		40

	2016	9.30	.30	.22	.52	.32	.02		.34	9.48	5.64		149,190.58		.58		3.19		N/A		N/A		49
	2017	9.48	.30	.05	.35	.30	---		.30	9.53	3.73		162,789.57		.57		3.24		N/A		N/A		37
	2018	9.53	.31	(.32)	(.01)	.32	---		.32	9.20	(.10)		152,180.56		.56		3.36		N/A		N/A		58
	2019(i)	9.20	.16	(.01)	.15	.16	---		.16	9.19	1.66	††	147,501.60	†	.60	†	3.42	†	N/A		N/A		43	††

	Advisor Class
	2014	9.77	.36	.11	.47	.32	$ .00	(d)	.32	9.92	4.82		323.36		.36		3.62		.29	(b)	3.69	(a)	20
	2015	9.92	.38	(.56)	(.18)	.38	.07		.45	9.29	(1.93)		306.19		.19		3.95		N/A		N/A		40
	2016	9.29	.33	.23	.56	.36	.02		.38	9.47	6.14		415.17		.17		3.59		N/A		N/A		49
	2017	9.47	.29	.09	.38	.33	---		.33	9.52	4.14		963.18		.18		3.66		N/A		N/A		37
	2018	9.52	.34	(.32)	.02	.35	---		.35	9.19	.22		759.21		.21		3.70		N/A		N/A		58
	2019(i)	9.19	.17	--	.17	.18	---		.18	9.18	1.85	††	830.27	†	.27	†	3.77	†	N/A		N/A		43	††

*	Calculated without sales charges.
**	Net of expenses waived or assumed (Note 3).
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note1G).
†	Annualized
††	Not annualized
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Based on average shares during the period.
(d)	Due to rounding, amount is less than .005 per share.
(e)	Prior to January 31, 2018, known as Limited Duration High Quality Bond Fund.
(f)	Prior to October 3, 2016, known as Cash Management Fund.
(g)	For the period May 19, 2014 (commencement of operations) to September 30, 2014.
(h)	For the period October 21, 2013 (commencement of operations) to September 30, 2014.
(i)	For the period October 1, 2018 to March 31, 2019.

	See notes to financial statements

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
		Investment Operations			Less Distributions from						Ratio to Average Net Assets**			Ratio to Average Net Assets Before Expenses Waived or Assumed
	Net Asset Value, Beginning of Period/Year	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period/Year	Total Return*	Net Assets End of Period/Year (in thousands)	Net Expenses After Fee Credits	Net Expenses Before Fee Credits ***	Net Investment Income	Expenses ***	Net Investment Income	Portfolio Turnover Rate

TAX EXEMPT INCOME FUND

Class A
2014	$ 9.56	$.395(a)	$.444	$.839	$.389	---	$.389	$ 10.01	8.88%	$ 645,294.95%		.95%	3.99%	1.00%	3.94%	11%
2015	10.01	.392(a)	(.143)	.249	.389	---	.389	9.87	2.53	627,297.95		.95	3.95	1.00	3.90	11
2016	9.87	.379(a)	(.360)	.019	.389	---	.389	9.50	.14	607,985.96		.96	3.86	1.00	3.82	18
2017	9.50	.359(a)	(.074)	.285	.365	---	.365	9.42	3.05	617,860.96		.96	3.78	1.01	3.73	34
2018	9.42	.324(a)	(.317)	.007	.327	---	.327	9.10	.11	577,753.97		.97	3.53	1.02	3.48	88

Class B
2014	9.54	.320(a)	.449	.769	.319	---	.319	9.99	8.14	1,403	1.70	1.70	3.24	1.75	3.19	11
2015	9.99	.315(a)	(.156)	.159	.319	---	.319	9.83	1.62	1,067	1.72	1.72	3.19	1.76	3.15	11
2016	9.83	.302(a)	(.353)	(.051)	.319	---	.319	9.46	(.58)	1,020	1.73	1.73	3.09	1.77	3.05	18
2017	9.46	.285(a)	(.068)	.217	.297	---	.297	9.38	2.32	834	1.72	1.72	3.02	1.77	2.97	34
2018	9.38	.253(a)	(.317)	(.064)	.256	---	.256	9.06	(.67)	625	1.74	1.74	2.77	1.79	2.72	88

Advisor Class
2014	9.54	.422(a)	.442	.864	.404	---	.404	10.00	9.17	18,887.64		.64	4.24	.68	4.20	11
2015	10.00	.421(a)	(.147)	.274	.414	---	.414	9.86	2.80	29,094.64		.64	4.26	.69	4.21	11
2016	9.86	.408(a)	(.354)	.054	.414	---	.414	9.50	.50	35,947.65		.65	4.16	.69	4.12	18
2017	9.50	.386(a)	(.080)	.306	.386	---	.386	9.42	3.27	54,245.66		.66	4.07	.71	4.02	34
2018	9.42	.348(a)	(.306)	.042	.352	---	.352	9.11	.49	62,831.70		.70	3.80	.75	3.75	88

Institutional Class
2014	9.57	.437(a)	.427	.864	.404	---	.404	10.03	9.14	5,667.63		.63	4.36	.67	4.32	11
2015	10.03	.421(a)	(.157)	.264	.414	---	.414	9.88	2.69	7,124.63		.63	4.25	.67	4.21	11
2016	9.88	.410(a)	(.416)	(.006)	.414	---	.414	9.46	(.13)	3,762.64		.64	4.15	.68	4.11	18
2017	9.46	.415(a)	(.099)	.316	.386	---	.386	9.39	3.40	4,120.64		.64	4.38	.69	4.33	34
2018	9.39	.355(a)	(.310)	.045	.355	---	.355	9.08	.52	3,777.64		.64	3.87	.69	3.82	88

TAX EXEMPT OPPORTUNITIES FUND

Class A
2014	$ 15.81	$.552(a)	$1.241	$1.793	$.533	---	$.533	$ 17.07	11.46%	$ 265,621.99%		.99%	3.31%	1.04%	3.26%	70%

2015	17.07	.548(a)	(.032)	.516	.546	---	.546	17.04	3.08	265,258.99		.99	3.23	1.04	3.18	59
2016	17.04	.555(a)	(.523)	.032	.552	---	.552	16.52	.13	268,466	1.00	1.00	3.24	1.05	3.19	50
2017	16.52	.551(a)	.086	.637	.607	---	.607	16.55	3.91	280,412	1.00	1.00	3.32	1.05	3.27	69
2018	16.55	.485(a)	(.562)	(.077)	.483	---	.483	15.99	(.44)	423,773	1.01	1.01	3.02	1.01	3.02	135

Class B
2014	15.77	.429(a)	1.238	1.667	.427	---	.427	17.01	10.66	2,779	1.72	1.72	2.59	1.77	2.54	70
2015	17.01	.421(a)	(.037)	.384	.434	---	.434	16.96	2.29	2,587	1.73	1.73	2.49	1.78	2.44	59
2016	16.96	.428(a)	(.524)	(.096)	.434	---	.434	16.43	(.62)	2,231	1.73	1.73	2.51	1.78	2.46	50
2017	16.43	.432(a)	.084	.516	.476	---	.476	16.47	3.18	1,459	1.72	1.72	2.62	1.77	2.57	69
2018	16.47	..367(a)	(.556)	(.189)	.361	---	.361	15.92	(1.13)	1,422	1.74	1.74	2.29	1.74	2.29	135

Advisor Class
2014	15.79	.583(a)	1.221	1.804	.544	---	.544	17.05	11.55	3,684.78		.78	3.46	.83	3.41	70
2015	17.05	.579(a)	(.025)	.554	.564	---	.564	17.04	3.31	4,165.81		.81	3.41	.86	3.36	59
2016	17.04	.582(a)	(.532)	.050	.570	---	.570	16.52	.23	5,909.84		.84	3.40	.89	3.35	50
2017	16.52	.569(a)	.097	.666	.606	---	.606	16.58	4.09	15,017.84		.84	3.43	.89	3.38	69
2018	16.58	.519(a)	(.555)	(.036)	.524	---	.524	16.02	(.18)	21,317.80		.80	3.22	.80	3.22	135

Institutional Class
2014	15.84	.568(a)	1.246	1.814	.544	---	.544	17.11	11.57	1.66		.66	3.64	.71	3.59	70
2015	17.11	.590(a)	(.046)	.544	.564	---	.564	17.09	3.24	6.66		.66	3.56	.71	3.51	59
2016	17.09	.609(a)	(.529)	.080	.570	---	.570	16.60	.41	6.69		.69	3.55	.74	3.50	50
2017	16.60	.483(a)	.201	.684	.634	---	.634	16.65	4.18	8,472.70		.70	2.91	.75	2.86	69
2018	16.65	.537(a)	(.662)	(.125)	.545	---	.545	15.98	(.71)	7,555.66		.66	3.35	.66	3.35	135

CALIFORNIA FUND

Class A
2014	$ 12.18	$.448(a)	$.831	$1.279	$.439	---	$.439	$ 13.02	10.62%	$ 47,909.99%		.99%	3.51%	1.06	3.44%	47%
2015	13.02	.435(a)	.007	.442	.442	---	.442	13.02	3.46	48,610.97		.97	3.36	1.05	3.28	76
2016	13.02	.430(a)	(.428)	.002	.442	---	.442	12.58	(.06)	48,658.95		.95	3.29	1.05	3.19	42
2017	12.58	.412(a)	.058	.470	.420	---	.420	12.63	3.78	53,998.96		.96	3.25	1.06	3.15	19
2018	12.63	.386(a)	(.359)	.027	.387	---	.387	12.27	.24	48,853.97		.97	3.13	1.00	3.10	48

Advisor Class
2014	12.16	.481(a)	.824	1.305	.465	---	.465	13.00	10.86	804.69		.69	3.73	.76	3.66	47
2015	13.00	.472(a)	.004	.476	.486	---	.486	12.99	3.74	2,400.66		.66	3.66	.75	3.57	76
2016	12.99	.470(a)	(.424)	.046	.486	---	.486	12.55	.28	5,851.62		.62	3.61	.72	3.51	42

2017	12.55	.453(a)	.057	.510	.460	---	.460	12.60	4.11	7,057.62		.62	3.58	.72	3.48	19
2018	12.60	..424(a)	(.347)	.077	.427	---	.427	12.25	.65	7,447.64		.64	3.45	.67	3.42	48

Institutional Class
2014	12.20	.456(a)	.849	1.305	.465	---	.465	13.04	10.82	1.67		.67	3.83	.74	3.76	47
2015	13.04	.459(a)	(.013)	.446	.486	---	.486	13.00	3.50	6.65		.65	3.68	.73	3.60	76
2016	13.00	.466(a)	(.430)	.036	.486	---	.486	12.55	.20	6.62		.62	3.62	.72	3.52	42
2017	12.55	.451(a)	.069	.520	.460	---	.460	12.61	4.19	6.65		.65	3.56	.75	3.46	19
2018	12.61	.424(a)	(.359)	.065	.425	---	.425	12.25	.55	7.65		.65	3.44	.68	3.41	48

NEW JERSEY FUND

Class A
2014	$ 12.60	$.475(a)	$.618	$1.093	$.473	---	$.473	$ 13.22	8.78%	$ 49,263.97%		.97%	3.64%	1.04%	3.57%	30%
2015	13.22	.460(a)	(.181)	.279	.459	---	.459	13.04	2.16	46,060.96		.96	3.52	1.05	3.43	48
2016	13.04	.435(a)	(.348)	.087	.437	---	.437	12.69	.61	47,698.95		.95	3.31	1.05	3.21	25
2017	12.69	.429(a)	.090	.519	.429	---	.429	12.78	4.13	48,917.94		.94	3.35	1.04	3.25	44
2018	12.78	.412(a)	(.379)	.033	.413	---	.413	12.40	.29	43,895.95		.95	3.31	.98	3.28	20

Class B
2014	12.56	.371(a)	.630	1.001	.381	---	.381	13.18	8.04	534	1.76	1.76	2.85	1.83	2.78	30
2015	13.18	.355(a)	(.189)	.166	.366	---	.366	12.98	1.29	423	1.76	1.76	2.73	1.84	2.65	48
2016	12.98	.331(a)	(.336)	(.005)	.345	---	.345	12.63	(.10)	393	1.73	1.73	2.53	1.83	2.43	25
2017	12.63	.330(a)	.078	.408	.328	---	.328	12.71	3.26	305	1.70	1.70	2.59	1.80	2.49	44
2018	12.71	.315(a)	(.379)	(.064)	.316	---	.316	12.33	(.48)	256	1.71	1.71	2.54	1.74	2.51	20

Advisor Class
2014	12.57	.506(a)	.616	1.122	.492	---	.492	13.20	9.04	478.67		.67	3.86	.74	3.79	30
2015	13.20	.497(a)	(.172)	.325	.495	---	.495	13.03	2.52	866.65		.65	3.81	.74	3.72	48
2016	13.03	.474(a)	(.345)	.129	.479	---	.479	12.68	.93	1,289.64		.64	3.62	.74	3.52	25
2017	12.68	.464(a)	.081	.545	.465	---	.465	12.76	4.36	2,114.66		.66	3.63	.76	3.53	44
2018	12.76	.444(a)	(.378)	.066	.446	---	.446	12.38	.56	3,251.68		.68	3.57	.71	3.54	20

Institutional Class
2014	12.62	.473(a)	.629	1.102	.492	---	.492	13.23	8.83	1.66		.66	3.95	.73	3.88	30
2015	13.23	.475(a)	(.197)	.278	.498	---	.498	13.01	2.16	6.65		.65	3.83	.74	3.74	48
2016	13.01	.471(a)	(.337)	.134	.484	---	.484	12.66	.97	6.64		.64	3.62	.74	3.52	25
2017	12.66	.466(a)	.079	.545	.465	---	.465	12.74	4.36	6.64		.64	3.65	.75	3.54	44
2018	12.74	.445(a)	(.381)	.064	.444	---	.444	12.36	.55	7.67		.67	3.58	.70	3.55	20

NEW YORK FUND

Class A
2014	$ 14.12	$.539(a)	$.712	$1.251	$.531	---	$.531	$ 14.84	8.96%	$ 149,367.94%		.94%	3.69%	1.01%	3.62%	28%
2015	14.84	.529(a)	(.127)	.402	.532	---	.532	14.71	2.76	144,162.93		.93	3.60	1.01	3.52	36
2016	14.71	.528(a)	(.486)	.042	.532	---	.532	14.22	.22	152,145.92		.92	3.59	1.02	3.49	19
2017	14.22	.486(a)	(.026)	.460	.500	---	.500	14.18	3.27	160,514.91		.91	3.40	1.01	3.30	33
2018	14.18	.454(a)	(.459)	(.005)	.455	---	.455	13.72	.0	148,451.91		.91	3.29	.94	3.26	47

Class B
2014	14.10	.433(a)	.714	1.147	.427	---	.427	14.82	8.21	1,307	1.67	1.67	2.96	1.74	2.89	28
2015	14.82	.423(a)	(.125)	.298	.428	---	.428	14.69	2.05	1,183	1.65	1.65	2.88	1.73	2.80	36
2016	14.69	.424(a)	(.486)	(.062)	.428	---	.428	14.20	(.47)	1,272	1.61	1.61	2.89	1.71	2.79	19
2017	14.20	.386(a)	(.030)	.356	.396	---	.396	14.16	2.53	1,227	1.61	1.61	2.71	1.71	2.61	33
2018	14.16	.358(a)	(.449)	(.091)	.359	---	.359	13.71	(.62)	1,091	1.60	1.60	2.60	1.63	2.57	47

Advisor Class
2014	14.09	.573(a)	.697	1.270	.550	---	.550	14.81	9.13	3,581.64		.64	3.89	.71	3.82	28
2015	14.81	.572(a)	(.118)	.454	.564	---	.564	14.70	3.13	6,304.62		.62	3.90	.71	3.81	36
2016	14.70	.572(a)	(.488)	.084	.564	---	.564	14.22	.51	7,282.61		.61	3.89	.71	3.79	19
2017	14.22	.529(a)	(.026)	.503	.533	---	.533	14.19	3.58	9,559.61		.61	3.70	.71	3.60	33
2018	14.19	.497(a)	(.458)	.039	.499	---	.499	13.73	.31	11,140.60		.60	3.60	.63	3.57	47

Institutional Class
2014	14.14	.554(a)	.716	1.270	.550	---	.550	14.86	9.09	1.62		.62	4.01	.69	3.94	28
2015	14.86	.557(a)	(.133)	.424	.564	---	.564	14.72	2.92	6.61		.61	3.92	.69	3.84	36
2016	14.72	.569(a)	(.495)	.074	.564	---	.564	14.23	.44	6.60		.60	3.90	.70	3.80	19
2017	14.23	.526(a)	(.021)	.505	.535	---	.535	14.20	3.59	6.64		.64	3.68	.74	3.58	33
2018	14.20	.495(a)	(.457)	.038	.498	---	.498	13.74	.31	6.62		.62	3.58	.65	3.55	47

OREGON FUND

Class A
2014	$ 13.10	$.446(a)	$.729	$1.175	$.445	-	$.445	$ 13.83	9.06%	$ 47,248.99%		.99%	3.27%	1.06%	3.20%	25%
2015	13.83	.429(a)	(.105)	.324	.434	-	.434	13.72	2.39	49,015.98		.98	3.13	1.06	3.05	27
2016	13.72	.425(a)	(.413)	.012	.402	-	.402	13.33	.03	51,480.95		.95	3.08	1.05	2.98	34
2017	13.33	.402(a)	.085	.487	.427	-	.427	13.39	3.70	52,210.95		.95	3.00	1.05	2.90	30
2018	13.39	.370(a)	(.380)	(.010)	.370	-	.370	13.01	(.04)	48,527.96		.96	2.84	.99	2.81	49

Class B
2014	13.06	.339(a)	.730	1.069	.349	-	.349	13.78	8.25	346	1.77	1.77	2.50	1.84	2.43	25

	2015	13.78	.318(a)	(.111)	.207	.337	-	.337	13.65	1.53	321	1.77	1.77	2.33	1.86	2.24	27
	2016	13.65	.309(a)	(.389)	(.080)	.300	-	.300	13.27	(.64)	57	1.75	1.75	2.24	1.85	2.14	34
	2017	13.27	.275(a)	.007	.282	.252	-	.252	13.30	2.13	7	1.91	1.91	2.06	2.01	1.96	30
	2018	13.30	.061(a)	(.364)	(.303)	.117	-	.117	12.88	(2.28)	5	3.35	3.35	.48	3.38	.45	49

	Advisor Class
	2014	13.07	.481(a)	.715	1.196	.466	-	.466	13.80	9.24	2,698.66		.66	3.50	.73	3.43	25
	2015	13.80	.471(a)	(.107)	.364	.474	-	.474	13.69	2.69	2,315.67		.67	3.44	.75	3.36	27
	2016	13.69	.467(a)	(.401)	.066	.456	-	.456	13.30	.42	3,048.64		.64	3.39	.74	3.29	34
	2017	13.30	.441(a)	.072	.513	.453	-	.453	13.36	3.91	4,100.64		.64	3.30	.74	3.20	30
	2018	13.36	.407(a)	(.368)	.039	.409	-	.409	12.99	.33	4,605.66		.66	3.13	.69	3.10	49

	Institutional Class
	2014	13.12	.460(a)	.736	1.196	.466	-	.466	13.85	9.21	1.66		.66	3.60	.73	3.53	25
	2015	13.85	.455(a)	(.118)	.337	.477	-	.477	13.71	2.48	6.66		.66	3.45	.74	3.37	27
	2016	13.71	.465(a)	(.407)	.058	.468	-	.468	13.30	.36	6.63		.63	3.39	.73	3.29	34
	2017	13.30	.436(a)	.082	.518	.458	-	.458	13.36	3.95	6.68		.68	3.27	.78	3.17	30
	2018	13.36	.403(a)	(.380)	.023	.403	-	.403	12.98	.21	6.69		.69	3.10	.72	3.07	49

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(a)	Based on average shares outstanding during the period noted.

	See notes to financial statements

EXHIBIT G
OUTSTANDING SHARES OF THE FIRST INVESTORS FUNDS
As of May 31, 2019, there were the following number of shares outstanding of each class of each First Investors Fund:

First Investors Fund/Share Class	Shares
First Investors Covered Call Strategy Fund
Class A	19,888,480
Advisor Class	7,393,224
Institutional Class	194,924

First Investors Equity Income Fund
Class A	52,365,338
Advisor Class	318,232
Institutional Class	192,289

First Investors Global Fund
Class A	48,781,834
Advisor Class	38,307,936
Institutional Class	375,111

First Investors Growth & Income Fund
Class A	78,484,076
Advisor Class	8,722,796
Institutional Class	389,149

First Investors Hedged U.S. Equity Opportunities Fund
Class A	6,677,560
Advisor Class	19,455,443
Institutional Class	41,360

First Investors Opportunity Fund
Class A	25,764,207
Advisor Class	1,716,453
Institutional Class	108,288

First Investors International Fund
Class A	16,807,568
Advisor Class	10,623,650
Institutional Class	168,123

First Investors Fund/Share Class	Shares
First Investors Premium Income Fund
Class A	6,203,103
Advisor Class	5,068,886
Institutional Class	7,028

First Investors Select Growth Fund
Class A	44,545,131
Advisor Class	10,671,054
Institutional Class	489,899

First Investors Special Situations Fund
Class A	20,156,202
Advisor Class	2,367,405
Institutional Class	239,353

First Investors Total Return Fund
Class A	44,778,143
Advisor Class	52,731
Institutional Class	1,784,428

First Investors Floating Rate Fund
Class A	7,287,664
Advisor Class	2,690,766
Institutional Class	2,361,120

First Investors Fund For Income
Class A	205,004,144
Advisor Class	2,108,662
Institutional Class	14,807,419

First Investors Government Cash Management Fund
Class A	179,557,829
Institutional Class	1,021

First Investors International Opportunities Bond Fund
Class A	5,559,326
Advisor Class	4,885,041
Institutional Class	1,740,096

First Investors Investment Grade Fund
Class A	40,419,200
Advisor Class	10,112,147
Institutional Class	2,502,667

First Investors Fund/Share Class	Shares
First Investors Limited Duration Bond Fund
Class A	25,539,701
Advisor Class	18,194,651
Institutional Class	4,401,032

First Investors Strategic Income Fund
Class A	15,958,755
Advisor Class	76,937

First Investors Tax Exempt Income Fund
Class A	61,451,068
Advisor Class	7,174,496
Institutional Class	711

First Investors Tax Exempt Opportunities Fund
Class A	25,259,125
Advisor Class	1,231,842
Institutional Class	3,646

First Investors California Tax Exempt Fund
Class A	3,757,715
Advisor Class	492,467
Institutional Class	539

First Investors New Jersey Tax Exempt Fund
Class A	3,511,924
Advisor Class	274,763
Institutional Class	533

First Investors New York Tax Exempt Fund
Class A	10,436,475
Advisor Class	641,199
Institutional Class	473

First Investors Oregon Tax Exempt Fund
Class A	3,625,736
Advisor Class	313,374
Institutional Class	500

EXHIBIT H
OWNERSHIP OF SHARES OF THE FIRST INVESTORS FUNDS
Significant Holders
Listed below is the name, address and percent ownership of each person who, as of May 31, 2019, to the best knowledge of the First Investors Funds owned 5% or more of the outstanding shares of each class of each First Investors Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of a First Investors Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.
Name and Address	First Investors Fund	Class of Shares	Percent Owned of Record*
National Financial Services LLC 499 Washington BLVD Jersey City, NJ 07310	First Investors Covered Call Strategy Fund	Advisor Class	12.6%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Covered Call Strategy Fund	Advisor Class	37.1%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Covered Call Strategy Fund	Advisor Class	14.3%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Covered Call Strategy Fund	Advisor Class	25.2%
National Financial Services LLC 499 Washington BLVD Jersey City, NJ 07310	First Investors Equity Income Fund	Advisor Class	5.2%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Equity Income Fund	Advisor Class	5.4%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Equity Income Fund	Advisor Class	63.6%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors Equity Income Fund	Institutional Class	99.5%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Global Fund	Advisor Class	97.9%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Global Fund	Institutional Class	99.6%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Growth & Income Fund	Advisor Class	96.2%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors Growth & Income Fund	Institutional Class	99.7%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Hedged U.S. Equity Opportunities Fund	Advisor Class	73.2%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Hedged U.S. Equity Opportunities Fund	Institutional Class	96.7%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors International Fund	Advisor Class	96.1%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors International Fund	Institutional Class	99.6%
Sammons Financial Network LLC 4546 Corporate Dr. STE 100 West Des Moines, IA 50266	First Investors Opportunity Fund	A Shares	7.6%

Name and Address	First Investors Fund	Class of Shares	Percent Owned of Record*
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Opportunity Fund	Advisor Class	92.8%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors Opportunity Fund	Institutional Class	96.6%
National Financial Services LLC 499 Washington BLVD Jersey City, NJ 07310	First Investors Premium Income Fund	A Shares	6.6%
National Financial Services LLC 499 Washington BLVD Jersey City, NJ 07310	First Investors Premium Income Fund	Adv Shares	13.1%
Charles Schwab 101 Montgomery Street San Fransico, CA 94104	First Investors Premium Income Fund	Adv Shares	10.7%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Premium Income Fund	Adv Shares	68.9%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Premium Income Fund	Institutional Shares	99.9%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Select Growth Fund	Advisor Class	91.1%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Select Growth Fund	Advisor Class	5.0%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors Select Growth Fund	Institutional Class	99.7%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Special Situation Fund	Advisor Class	90.3%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Special Situation Fund	Advisor Class	7.3%
MSCS Financial Services, LLC 171 17th Street STE 1300 Denver, CO 80202	First Investors Special Situation Fund	Institutional Class	94.3%
William H Damon and Martha Damon 24 Westin Ave Greenfield, MA 01301	First Investors Total Return Fund	Advisor Class	6.9%
David R Scott 22 Harding Ave Adams, MA 01220	First Investors Total Return Fund	Advisor Class	9.7%
Claudia Palazzola Living Trust 1413 Picadilly Ct Mount Prospect, IL 60056	First Investors Total Return Fund	Advisor Class	6.4%
The Sherman and Alice Potts Trust 164 Wenzel Slough Rd Elma WA, 98541	First Investors Total Return Fund	Advisor Class	31.4%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Total Return Fund	Advisor Class	12.5%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Total Return Fund	Advisor Class	14.2%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors Total Return Fund	Institutional Class	92.4%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Total Return Fund	Institutional Class	7.4%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Floating Rate Fund	Advisor Class	61.9%

Name and Address	First Investors Fund	Class of Shares	Percent Owned of Record*
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Floating Rate Fund	Advisor Class	24.9%
MSCS Financial Services, LLC 171 17th Street STE 1300 Denver, CO 80202	First Investors Floating Rate Fund	Institutional Class	96.8%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Fund For Income	Advisor Class	33.2%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Fund For Income	Advisor Class	57.7%
MSCS Financial Services 717 17th Street STE 1300 Denver, CO 80202	First Investors Fund For Income	Institutional Class	93.1%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Fund For Income	Institutional Class	6.8%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors Government Cash Management Fund	Institutional Class	100.0%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors International Opportunities Bond Fund	Advisor Class	94.1%
MSCS Financial Services, LLC 171 17th Street STE 1300 Denver, CO 80202	First Investors International Opportunities Bond Fund	Institutional Class	97.3%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Investment Grade Fund	Advisor Class	97.3%
MSCS Financial Services, LLC 171 17th Street STE 1300 Denver, CO 80202	First Investors Investment Grade Fund	Institutional Class	94.0%
Charles Schwab 101 Montgomery Street San Francisco, CA 94104	First Investors Investment Grade Fund	Institutional Class	5.8%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Limited Duration Bond Fund	Advisor Class	90.5%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Limited Duration Bond Fund	Advisor Class	7.6%
MSCS Financial Services, LLC 171 17th Street STE 1300 Denver, CO 80202	First Investors Limited Duration Bond Fund	Institutional Class	89.2%
Mac & Co	First Investors Limited Duration Bond Fund	Institutional Class	8.9%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	First Investors Strategic Income Fund	Advisor Class	50.6%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Strategic Income Fund	Advisor Class	46.3%
First Clearing LLC 1N Jefferson Ave Saint Louis, MO 63103	First Investors New Jersey Tax Exempt Fund	A Shares	5.6%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors New Jersey Tax Exempt Fund	Advisor Class	37.8%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors New Jersey Tax Exempt Fund	Advisor Class	62.1%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors New Jersey Tax Exempt Fund	Institutional Class	100.0%

Name and Address	First Investors Fund	Class of Shares	Percent Owned of Record*
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Tax Exempt Opportunities Fund	Advisor Class	78.6%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Tax Exempt Opportunities Fund	Advisor Class	7.3%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors Tax Exempt Opportunities Fund	Institutional Class	100.0%
National Financial Services LLC 499 Washington BLVD Jersey City, NJ 07310	First Investors Tax Exempt Income Fund	Advisor Class	8.9%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Tax Exempt Income Fund	Advisor Class	71.5%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors Tax Exempt Income Fund	Advisor Class	11.8%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors Tax Exempt Income Fund	Institutional Class	100.0%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors New York Tax Exempt Fund	Advisor Class	75.0%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors New York Tax Exempt Fund	Advisor Class	19.5%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors New York Tax Exempt Fund	Institutional Class	100.0%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors California Tax Exempt Fund	Advisor Class	76.7%
LPL Financial Corp PO Box 509206 San Diego, CA 92150	First Investors California Tax Exempt Fund	Advisor Class	20.7%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors California Tax Exempt Fund	Institutional Class	100.0%
James Trofitter and James Trofitter Jr 35298 Woodland Ln Astoria OR, 97103	First Investors Oregon Tax Exempt Fund	Advisor Class	9.5%
Sherrie Love 4103 SE Henderson St Portland OR, 97202	First Investors Oregon Tax Exempt Fund	Advisor Class	5.6%
Pershing LLC PO Box 2052 Jersey City, NJ 07303	First Investors Oregon Tax Exempt Fund	Advisor Class	61.9%
Foresters Financial Services Raritan Plaza 1 Edison, NJ 08837	First Investors Oregon Tax Exempt Fund	Institutional Class	100.0%

__________
*Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each First Investors Fund, the ownership of shares of a First Investors Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the First Investors Fund as of May 31, 2019.

EXHIBIT I
COMPARISON OF INVESTMENT ADVISORY FEES

First Investors Fund Name	First Investors Subadviser (if applicable (1)	Current Mgmt Fee (2)(3)	Current Total Expense Ratio for Advisor Class (after waivers if applicable) (2)	Acquiring Fund (4)	Acquiring Fund Subadviser (if applicable)	Estimated Acquiring Fund Share Shell Fund Mgmt Fee (3) (5)	Estimated Acquiring Fund Inst. Share Total Expense Ratio (after waivers if applicable) (5)
Growth & Income	-	0.68%	0.80%	Growth and Income	MFMHKL MIMGL	0.63%	0.72%
Equity Income	-	0.73%	0.86%	Equity Income	MFMHKL MIMGL	0.65%	0.75%
Select Growth	Smith	0.73%	0.83%	Growth Equity	Smith	0.65%	0.75%
Opportunity	-	0.70%	0.90%	Opportunity	MFMHKL MIMGL	0.73%	0.84%
Special Situations	-	0.78%	0.95%	Special Situations	MFMHKL MIMGL	0.75%	0.85%
Global	-	0.95%	1.10%	Global Equity	MFMHKL MIMGL	0.85%	0.97%
International	Vontobel	0.97%	1.18%	International	MFMHKL MIMGL	0.85%	0.98%
Total Return	Muzinich	0.69%	0.84%	Total Return	MFMHKL MIMAK MIMEL MIMGL	0.65%	0.75%
Tax Exempt Income	Green Square	0.60%	0.75%	Tax-Exempt Income	-	0.50%	0.61%
Tax Exempt Opportunities	Green Square	0.55%	0.80%	Tax-Exempt Opportunities	-	0.55%	0.62%
California Tax Exempt	Green Square	0.50%	0.64%	Tax-Free California II	-	0.55%	0.58%
New Jersey Tax Exempt	Green Square	0.50%	0.68%	Tax-Free New Jersey	-	0.55%	0.66%
New York Tax Exempt	Green Square	0.50%	0.60%	Tax-Free New York II	-	0.55%	0.60%
Oregon Tax Exempt	Green Square	0.50%	0.66%	Tax-Free Oregon	-	0.55%	0.64%
Limited Duration Bond	Muzinich	0.41%	0.51%	Limited Duration Bond	MIMAK MIMEL MIMGL	0.50%	0.51%
Investment Grade	Muzinich	0.66%	0.76%	Investment Grade	MIMAK MIMEL MIMGL	0.50%	0.60%
Floating Rate	Muzinich	0.60%	0.90%	Floating Rate II	MIMAK MIMEL MIMGL	0.50%	0.72%

Fund For Income	Muzinich	0.72%	0.95%	Fund For Income	MIMAK MIMEL MIMGL	0.65%	0.75%
Strategic Income	-	0.05%*	0.86%	Strategic Income II	MIMAK MIMEL MIMGL	0.55%	0.79%
International Opportunities Bond	Brandywine	0.75%	1.08%	International Opportunities Bond	MIMAK MIMEL MIMGL	0.75%	0.95%
Government Cash Management	-	0.50%	0.68%**	Gov't Cash Management	-	0.45%	0.68%
Covered Call Strategy	ZCM	0.80%	1.03%	Covered Call Strategy	ZCM	0.80%	1.03%
Hedged US Equity Opportunities	Wellington Management	1.15%	1.42%	Hedged US Equity Opportunities	Wellington Management	1.15%	1.42%
Premium Income	ZCM	0.80%	1.06%	Premium Income	ZCM	0.80%	1.06%

[1] Investment adviser for all FI Funds is Foresters Investment Management Company, Inc.
[2] Fees and expenses are for the Advisor Class from the most current Prospectus.
[3] Management fees cannot be shown after waivers as waivers are applied to different components of the expenses. The TER shows the amount an investor pays after waivers.
[4] “DIFF Shell Funds” are newly created funds within the Delaware Funds complex that each correspond to a First Investors Fund.
[5] Fees and expenses are estimates based on current expense information and were calculated at a $10 billion AUM level for the First Investors Fund Family.  Actual fees and expenses could differ based on a variety of variables.  Estimated expenses for Delaware VIP Series are Standard Share Class

* This is a Fund of Fund and the fee provided does not include the Acquired (Underlying) Funds Fees and Expenses.
** Fees and expenses are for the Institutional Class as the Fund does not offer an Advisor Class.

Comparative Investment Advisory Fee Schedules
First Investors Fund	First Investors Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Corresponding Acquiring Fund Investment Advisory Fee Schedule
First Investors Covered Call Strategy Fund	Up to $300 mil 0.80% $300 mil-$500 mil 0.75% $500 mil-$1 bil 0.70% $1 bil-$2 bil 0.65% $2 bil-$3 bil 0.60% Above $3 bil 0.55%	Delaware Covered Call Strategy Fund	Up to $300 mil 0.80% $300 mil-$500 mil 0.75% $500 mil-$1 bil 0.70% $1 bil-$2 bil 0.65% $2 bil-$3 bil 0.60% Above $3 bil 0.55%

Comparative Investment Advisory Fee Schedules
First Investors Fund	First Investors Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Corresponding Acquiring Fund Investment Advisory Fee Schedule
First Investors Equity Income Fund	Up to $300 mil 0.75% $300 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware Equity Income Fund	Up to $500 mil 0.65% $500-$1 bil 0.60% $1-$2.5 bil 0.55% Above $2.5 bl 0.50%
First Investors Global Fund	Up to $600 mil 0.95% $600-$1 bil 0.92% $1 bil-$1.5 bil 0.90% Above $1.5 bl 0.88%	Delaware Global Equity Fund	Up to $500 mil 0.85% $500-$1 bil 0.80% $1-$2.5 bil 0.75% Above $2.5 bl 0.70%
First Investors Growth & Income Fund	Up to $300 mil 0.75% $300 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware Growth and Income Fund	Up to $500 mil 0.65% $500-$1 bil 0.60% $1-$2.5 bil 0.55% Above $2.5 bl 0.50%
First Investors Hedged U.S. Equity Opportunities Fund	Up to $100 mil 1.15% $100 mil-$500 mil 1.10% $500 mil-$1 bil 1.05% $1 bil-$2 bil 1.00% $2 bil-$3 bil 0.95% Above $3 bil 0.90%	Delaware Hedged U.S. Equity Opportunities Fund	Up to $100 mil 1.15% $100 mil-$500 mil 1.10% $500 mil-$1 bil 1.05% $1 bil-$2 bil 1.00% $2 bil-$3 bil 0.95% Above $3 bil 0.90%
First Investors Opportunity Fund	Up to $300 mil 0.75% $300 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware Opportunity Fund	Up to $500 mil 0.75% $500-$1 bil 0.70% $1-$2.5 bil 0.65% Above $2.5 bl 0.60%
First Investors International Fund	Up to $300 mil 0.98% $300-$600 mil 0.95% $600 mil-$1 bil 0.92% $1 bil-$1.5 bil 0.90% Above $1.5 bil 0.88%	Delaware International Fund	Up to $500 mil 0.85% $500-$1 bil 0.80% $1-$2.5 bil 0.75% Above $2.5 bl 0.70%
First Investors Premium Income Fund	Above $0 0.80%	Delaware Premium Income Fund	Above $0 0.80%

Comparative Investment Advisory Fee Schedules
First Investors Fund	First Investors Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Corresponding Acquiring Fund Investment Advisory Fee Schedule
First Investors Select Growth Fund	Up to $300 mil 0.75% $300 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware Growth Equity Fund	Up to $500 mil 0.65% $500-$1 bil 0.60% $1-$2.5 bil 0.55% Above $2.5 bl 0.50%
First Investors Special Situations Fund	Up to $200 mil 0.90% $200 mil-$500 mil 0.75% $500 mil-$750 mil 0.72% $750 mil-$1 bil 0.69% $1 bil-$1.5 bil 0.66% Above $1.5 bil 0.64%	Delaware Special Situations Fund	Up to $500 mil 0.75% $500-$1 bil 0.70% $1-$2.5 bil 0.65% Above $2.5 bl 0.60%
First Investors Total Return Fund	Up to $300 mil 0.75% $300-$500 mil 0.70% $500 mil-$1 Bil 0.65% $1 bil-$2bil 0.60% $2 bil-$3 bil 0.55% Over $3 Bil 0.50%	Delaware Total Return Fund	Up to $500 mil 0.65% $500-$1 bil 0.60% $1-$2.5 bil 0.55% Above $2.5 bl 0.50%
First Investors Floating Rate Fund	Up to $250 mil 0.60% $250-$500 mil 0.55% $500-$1 bil 0.50% $1 -$2 bil 0.45% Above $2 bil 0.40%	Delaware Floating Rate II Fund	Up to $500 mil 0.50% $500-$1 bil 0.475% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors Fund For Income	Up to $250 mil 0.75% $250 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware Fund for Income	Up to $500 mil 0.65% $500-$1 bil 0.60% $1-$2.5 bil 0.55% Above $2.5 bl 0.50%
First Investors Government Cash Management Fund	Above $0 0.50%	Delaware Government Cash Management Fund	Above $0 0.45%
First Investors International Opportunities Bond Fund	Up to $250 mil 0.75% $250 mil-$500 mil 0.72% $500 mil-$750 mil 0.69% $750 mil-$1.25 bil 0.66% $1.25 bil-$1.75 bil 0.64% $1.75 bil-$2.25 bil 0.62% Above $2.25 bil 0.60%	Delaware International Opportunities Bond Fund	Up to $500 mil 0.75% $500-$1 bil 0.70% $1-$2.5 bil 0.65% Above $2.5 bl 0.60%

Comparative Investment Advisory Fee Schedules
First Investors Fund	First Investors Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Corresponding Acquiring Fund Investment Advisory Fee Schedule
First Investors Investment Grade Fund	Up to $500 mil 0.66% $500-$1 bil 0.64% $1 bil -$1.5 bil 0.62% Above $1.5 bil 0.60%	Delaware Investment Grade Fund	Up to $500 mil 0.50% $500-$1 bil 0.475% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors Limited Duration Bond Fund	Up to $500 mil 0.41% $500 mil-$1 bil 0.39% $1 bil-$1.5 bil 0.37% Above $1.5 bil 0.35%	Delaware Limited Duration Bond Fund	Up to $500 mil 0.50% $500-$1 bil 0.475% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors Strategic Income Fund	Above $0 0.05%	Delaware Strategic Income II Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors Tax Exempt Income Fund	Up to $500 mil 0.60% $500-$1 bil 0.58% $1-$1.5 bil 0.56% Above $1.5 bl 0.54%	Delaware Tax-Exempt Income Fund	Up to $500 mil 0.50% $500-$1 bil 0.475% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors Tax Exempt Opportunities Fund	Up to $500 mil 0.55% $500-$1 bil 0.53% $1-$1.5 bil 0.51% Above $1.5 bl 0.49%	Delaware Tax-Exempt Opportunities Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors California Tax Exempt Fund	Up to $500 mil 0.50% $500-$1 bil 0.48% $1-$1.5 bil 0.46% Above $1.5 bl 0.44%	Delaware Tax-Free California II Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors New Jersey Tax Exempt Fund	Up to $500 mil 0.50% $500-$1 bil 0.48% $1-$1.5 bil 0.46% Above $1.5 bl 0.44%	Delaware Tax-Free New Jersey Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%
First Investors New York Tax Exempt Fund	Up to $500 mil 0.50% $500-$1 bil 0.48% $1-$1.5 bil 0.46% Above $1.5 bl 0.44%	Delaware Tax-Free New York II Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%

Comparative Investment Advisory Fee Schedules
First Investors Fund	First Investors Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Corresponding Acquiring Fund Investment Advisory Fee Schedule
First Investors Oregon Tax Exempt Fund	Up to $500 mil 0.50% $500-$1 bil 0.48% $1-$1.5 bil 0.46% Above $1.5 bl 0.44%	Delaware Tax-Free Oregon Fund	Up to $500 mil 0.55% $500-$1 bil 0.50% $1-$2.5 bil 0.45% Above $2.5 bl 0.425%

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THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
SUBJECT TO COMPLETION, DATED [____________]

Part B
STATEMENT OF ADDITIONAL INFORMATION
July [__], 2019

Registration Statement on Form N-14 Filed by:

Delaware Group® Limited-Term Government Funds
Delaware Group® Equity Funds IV

2005 Market Street
Philadelphia, PA
(800) 362-7500

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated July [__], 2019 (the “Joint Proxy Statement/Prospectus”) relating to the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each fund identified below under the heading “First Investors Funds”, each a series of First Investors Equity Funds, First Investors Tax Exempt Funds or First Investors Income Funds (each, a “First Investors Fund” and collectively, the “First Investors Funds”), into a corresponding, newly formed series identified below under the heading “Acquiring Funds”, each a series of Delaware Group Equity Funds IV or Delaware Group Limited-Term Government Funds (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).
This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on October 1, 2019 for each of the First Investors Funds listed below:
First Investors Trust/Funds	Corresponding Acquiring Trust/Fund
First Investors Equity Funds	Delaware Group Equity Funds IV
First Investors Growth & Income Fund	Delaware Growth and Income Fund
First Investors Equity Income Fund	Delaware Equity Income Fund
First Investors Select Growth Fund	Delaware Growth Equity Fund
First Investors Opportunity Fund	Delaware Opportunity Fund
First Investors Special Situations Fund	Delaware Special Situations Fund
First Investors Global Fund	Delaware Global Equity Fund

First Investors Trust/Funds	Corresponding Acquiring Trust/Fund
First Investors International Fund	Delaware International Fund
First Investors Total Return Fund	Delaware Total Return Fund
First Investors Covered Call Strategy Fund	Delaware Covered Call Strategy Fund
First Investors Hedged U.S. Equity Opportunities Fund	Delaware Hedged U.S. Equity Opportunities Fund
First Investors Premium Income Fund	Delaware Premium Income Fund

First Investors Tax-Exempt Funds	Delaware Group Limited-Term Government Funds
First Investors Tax Exempt Income Fund	Delaware Tax-Exempt Income Fund
First Investors Tax Exempt Opportunities Fund	Delaware Tax-Exempt Opportunities Fund
First Investors California Tax Exempt Fund	Delaware Tax-Free California II Fund
First Investors New Jersey Tax Exempt Fund	Delaware Tax-Free New Jersey Fund
First Investors New York Tax Exempt Fund	Delaware Tax-Free New York II Fund
First Investors Oregon Tax Exempt Fund	Delaware Tax-Free Oregon Fund

First Investors Income Funds	Delaware Group Equity Funds IV
First Investors Limited Duration Bond Fund	Delaware Limited Duration Bond Fund
First Investors Investment Grade Fund	Delaware Investment Grade Fund
First Investors Floating Rate Fund	Delaware Floating Rate II Fund
First Investors Fund for Income	Delaware Fund for Income
First Investors Strategic Income Fund	Delaware Strategic Income II Fund
First Investors International Opportunities Bond Fund	Delaware International Opportunities Bond Fund
First Investors Government Cash Management Fund	Delaware Government Cash Management Fund

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to or calling your fund financial advisor; or by contacting the [Acquiring Funds’ distributor, Delaware Distributors, L.P. at P.O. Box 9876, Providence, RI 02940-8076, or by calling (800) 523-1918].  You can also access this information at [www.delawarefund.com/literature].
2

Table of Contents

Page
General Information	4
Incorporation by Reference	7
3

General Information

This SAI relates to the acquisition of the assets and liabilities of each First Investors Fund listed below by a corresponding Acquiring Fund.  Each Acquiring Fund is a series of Delaware Group® Limited-Term Government Funds or Delaware Group® Equity Funds IV.  Each First Investors Fund is a series of First Investors Equity Funds, First Investors Tax Exempt Funds or First Investors Income Funds.  Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

4

First Investors Trust/Funds	Corresponding Acquiring Trust/Fund
First Investors Equity Funds	Delaware Group Equity Funds IV
First Investors Growth & Income Fund	Delaware Growth and Income Fund
First Investors Equity Income Fund	Delaware Equity Income Fund
First Investors Select Growth Fund	Delaware Growth Equity Fund
First Investors Opportunity Fund	Delaware Opportunity Fund
First Investors Special Situations Fund	Delaware Special Situations Fund
First Investors Global Fund	Delaware Global Equity Fund
First Investors International Fund	Delaware International Fund
First Investors Total Return Fund	Delaware Total Return Fund
First Investors Covered Call Strategy Fund	Delaware Covered Call Strategy Fund
First Investors Hedged U.S. Equity Opportunities Fund	Delaware Hedged U.S. Equity Opportunities Fund
First Investors Premium Income Fund	Delaware Premium Income Fund

First Investors Tax-Exempt Funds	Delaware Group Limited-Term Government Funds
First Investors Tax Exempt Income Fund	Delaware Tax-Exempt Income Fund
First Investors Tax Exempt Opportunities Fund	Delaware Tax-Exempt Opportunities Fund
First Investors California Tax Exempt Fund	Delaware Tax-Free California II Fund
First Investors New Jersey Tax Exempt Fund	Delaware Tax-Free New Jersey Fund
First Investors New York Tax Exempt Fund	Delaware Tax-Free New York II Fund
First Investors Oregon Tax Exempt Fund	Delaware Tax-Free Oregon Fund

First Investors Income Funds	Delaware Group Equity Funds IV
First Investors Limited Duration Bond Fund	Delaware Limited Duration Bond Fund
First Investors Investment Grade Fund	Delaware Investment Grade Fund
First Investors Floating Rate Fund	Delaware Floating Rate II Fund

5

First Investors Trust/Funds	Corresponding Acquiring Trust/Fund
First Investors Fund for Income	Delaware Fund for Income
First Investors Strategic Income Fund	Delaware Strategic Income II Fund
First Investors International Opportunities Bond Fund	Delaware International Opportunities Bond Fund
First Investors Government Cash Management Fund	Delaware Government Cash Management Fund

6

Incorporation of Documents by Reference

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the Reorganizations of each First Investors Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of its respective trust with no assets or liabilities that will commence operations upon the closing of the respective Reorganization and continue the operations of the corresponding First Investors Fund.  Each First Investors Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the First Investors Fund.  This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:
1.	Statement of Additional Information for the First Investors Equity Funds dated January 31, 2019 (filed via EDGAR on January 28, 2019, Accession No. 0000898432-19-000114).
2.
Supplement dated April 1, 2019 to the Statement of Additional Information for the First Investors Equity Funds dated January 31, 2019 (filed via EDGAR on April 1, 2019, Accession No. 0000898432-19-000575).

3.
Supplement dated April 9, 2019 to the Statement of Additional Information for the First Investors Equity Funds dated January 31, 2019 (filed via EDGAR on April 9, 2019, Accession No. 0000898432-19-000654).

4.
Supplement dated May 31, 2019 to the Statement of Additional Information for the First Investors Equity Funds dated January 31, 2019 (filed via EDGAR on May 31, 2019, Accession No. 0000898432-19-000876).

5.
The audited financial statements and related report of the independent public accounting firm included in the First Investor Equity Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on December 10, 2018, Accession No. 0001398344-18-017737) and Semi-Annual Report for the period ended March 31, 2019 (filed via EDGAR on June 6, 2019, Accession No. 0001398344-19-010164).

6.	Statement of Additional Information for the First Investors Income Funds dated January 31, 2019 (filed via EDGAR on January 28, 2019, Accession No. 0000898432-19-000115).
7.
Supplement dated April 1, 2019 to the Statement of Additional Information for the First Investors Income Funds dated January 31, 2019 (filed via EDGAR on April 1, 2019, Accession No.  0000898432-19-000568).

8.
Supplement dated April 9, 2019 to the Statement of Additional Information for the First Investors Income Funds dated January 31, 2019 (filed via EDGAR on April 9, 2019, Accession No. 0000898432-19-000655).

9.
Supplement dated May 31, 2019 to the Statement of Additional Information for the First Investors Income Funds dated January 31, 2019 (filed via EDGAR on May 31, 2019, Accession No. 0000898432-19-000877).

10.
The audited financial statements and related report of the independent public accounting firm included in the First Investor Income Funds’ Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on December 10, 2018, Accession No. 0001398344-18-017734) and Semi-Annual Report for the period ended March 31, 2019 (filed via EDGAR on June 6, 2019, Accession No. 0001398344-19-010121).

7

11.	Statement of Additional Information for the First Investors Tax Exempt Funds dated May 1, 2019 (filed via EDGAR on April 29, 2019, Accession No. 0000898432-19-000742).
12.
Supplement dated May 1, 2019 to the Statement of Additional Information for the First Investors Tax Exempt Funds dated May 1, 2019 (filed via EDGAR on May 31, 2019, Accession No. 0000898432-19-000800).

13.
Supplement dated May 31, 2019 to the Statement of Additional Information for the First Investors Tax Exempt Funds dated May 1, 2019 (filed via EDGAR on May 31, 2019, Accession No. 0000898432-19-000878).

14.
The audited financial statements and related report of the independent public accounting firm included in the First Investor Tax Exempt Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2018 (filed via EDGAR on March 8, 2019, Accession No. 0001398344-19-004436) and Semi-Annual Report for the period ended June 30, 2018 (filed via EDGAR on September 7, 2018, Accession No. 0001398344-18-013339).

15.	Statement of Additional Information for the Delaware Group® Equity Funds IV dated July [__], 2019 (filed via EDGAR on July [__], 2019, Accession No. [______________]).
16.	Statement of Additional Information for the Delaware Group® Limited-Term Government Funds dated July [__], 2019 (filed via EDGAR on July [__], 2019, Accession No. [____________]).

8

PART C
Delaware Group® Limited-Term Government Funds
OTHER INFORMATION

Item 15.
Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 60 filed April 27, 2007.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 49 filed December 14, 1999.
	(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;
(i) By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 77 filed April 28, 2016.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a)
Form of Agreement and Plan of Reorganization by and between First Investors Equity Funds, First Investors Income Funds, First Investors Life Series Funds, First Investors Tax Exempt Funds, Delaware Group Equity Funds IV, Delaware Group Limited-Term Government Funds, Delaware VIP Trust, Macquarie Investment Management Business Trust and Foresters Investment Management Company, Inc. is filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

	(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
(i)
 Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.

	(ii)	Form of Amendment No. 1 to Exhibit A of the Investment Management Agreement attached as Exhibit No. EX-99.6.a.ii.
(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

(ii)
Executed Distribution Expense Limitation Letter (April 23, 2018) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 29, 2009.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed November 27, 2007.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed April 29, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed February 25, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed April 26, 2006.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;
	(a)	Opinion and Consent of Counsel (June 18, 2019) relating to the Registrant attached as Exhibit No. EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

Not applicable.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 28, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed February 27, 2004.
		(ii)	Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 79 filed April 27, 2017.

(iii) Executed Schedule B (February 25, 2016) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 79 filed April 27, 2017.
(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 30, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 75 filed April 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
(a) Consent of Independent Registered Public Accounting Firm (June 14, 2019) attached as Exhibit No. EX-14.a.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and
(a) Powers of Attorney attached as Exhibit No. EX-99.16.a.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed April 27. 2018.

Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 19th day of June, 2019.
DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	June 19, 2019
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	June 19, 2019
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	June 19, 2019
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	June 19, 2019
Ann D. Borowiec

Joseph W. Chow	*	Trustee	June 19, 2019
Joseph W. Chow

John A. Fry	*	Trustee	June 19, 2019
John A. Fry

Lucinda S. Landreth	*	Trustee	June 19, 2019
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	June 19, 2019
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	June 19, 2019
Thomas K. Whitford

Christianna Wood	*	Trustee	June 19, 2019
Christianna Wood

Janet L. Yeomans	*	Trustee	June 19, 2019
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	June 19, 2019
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed and filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Limited-Term Government Funds N-14)
Exhibit No.	Exhibit
EX-99.6.a.ii	Form of Amendment No. 1 to Exhibit A of the Investment Management Agreement
EX-99.11.a	Opinion and Consent of Counsel (June 18, 2019) relating to the Registrant
EX-99.14.a	Consent of Tait, Weller & Baker LLP
EX-99.16.a	Powers of Attorney